As filed with the Securities and Exchange Commission on November 29, 2018

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 140	[X]

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 141	[X]

(Check appropriate box or boxes)

STERLING CAPITAL FUNDS

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100
Raleigh, NC	27612
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

Copies to:
James T. Gillespie, President	Thomas R. Hiller, Esquire
Sterling Capital Funds	Ropes & Gray LLP
3605 Glenwood Avenue, Suite 100	Prudential Tower, 800 Boylston Street
Raleigh, NC 27612	Boston, MA 02119

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on [ ] pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[X]	on February 1, 2019 pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

February 1, 2019

EQUITY FUNDS
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND	A SHARES: BBTGX	C SHARES: BCVCX
STERLING CAPITAL MID VALUE FUND	A SHARES: OVEAX	C SHARES: OVECX
STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND	A SHARES: SPSAX	C SHARES: SPSDX
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND	A SHARES: BOPAX	C SHARES: BOPCX
STERLING CAPITAL EQUITY INCOME FUND	A SHARES: BAEIX	C SHARES: BCEGX
STERLING CAPITAL BEHAVIORAL INTERNATIONAL EQUITY FUND	A SHARES: SBIAX	C SHARES: SBIDX
STERLING CAPITAL STRATTON MID CAP VALUE FUND	A SHARES: STRLX	C SHARES: STRNX
STERLING CAPITAL STRATTON REAL ESTATE FUND	A SHARES: STMMX	C SHARES: STMOX
STERLING CAPITAL STRATTON SMALL CAP VALUE FUND	A SHARES: STSNX	C SHARES: STSOX
STERLING CAPITAL SMID OPPORTUNITIES FUND	A SHARES: SMDPX	C SHARES: SMDQX

BOND FUNDS
TAXABLE BOND FUNDS
STERLING CAPITAL ULTRA SHORT BOND FUND	A SHARES: BUSRX
STERLING CAPITAL SHORT DURATION BOND FUND	A SHARES: BSGAX	C SHARES: BBSCX
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND	A SHARES: BGVAX	C SHARES: BIUCX
STERLING CAPITAL TOTAL RETURN BOND FUND	A SHARES: BICAX	C SHARES: BICCX
STERLING CAPITAL CORPORATE FUND	A SHARES: SCCMX	C SHARES: SCCNX
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	A SHARES: SCSSX	C SHARES: SCSTX
TAX-FREE BOND FUNDS
STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND	A SHARES: BKTAX	C SHARES: BKCAX
STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND	A SHARES: BMAAX	C SHARES: BMDCX
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BNCAX	C SHARES: BBNCX
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BASCX	C SHARES: BSCCX
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BVAAX	C SHARES: BVACX
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BWVAX	C SHARES: BWVCX

FUNDS OF FUNDS
STERLING CAPITAL DIVERSIFIED INCOME FUND	A SHARES: BCGAX	C SHARES: BCCCX
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND	A SHARES: BAMGX	C SHARES: BCMCX
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND	A SHARES: BCMAX	C SHARES: BCGCX

Class A Shares     Class C Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Sterling Capital Funds (each, a “Fund” and, collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.sterlingcapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-228-1872 [or by sending an e-mail request to [__]].

[Beginning on February 1, 2019,] you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-228-1872 [or send an email request to [__]] to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Sterling Capital Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.

Equity Funds
[]	Behavioral Large Cap Value Equity Fund
[]	Mid Value Fund
[]	Behavioral Small Cap Value Equity Fund
[]	Special Opportunities Fund
[]	Equity Income Fund
[]	Behavioral International Equity Fund
[]	Stratton Mid Cap Value Fund
[]	Stratton Real Estate Fund
[]	Stratton Small Cap Value Fund
[]	SMID Opportunities Fund
Bond Funds
[]	Ultra Short Bond Fund
[]	Short Duration Bond Fund
[]	Intermediate U.S. Government Fund
[]	Total Return Bond Fund
[]	Corporate Fund
[]	Securitized Opportunities Fund
[]	Kentucky Intermediate Tax-Free Fund
[]	Maryland Intermediate Tax-Free Fund
[]	North Carolina Intermediate Tax-Free Fund
[]	South Carolina Intermediate Tax-Free Fund
[]	Virginia Intermediate Tax-Free Fund
[]	West Virginia Intermediate Tax-Free Fund
Funds of Funds
[]	Diversified Income Fund
[]	Strategic Allocation Balanced Fund
[]	Strategic Allocation Growth Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.		Equity Funds
	[]	Behavioral Large Cap Value Equity Fund
	[]	Mid Value Fund
	[]	Behavioral Small Cap Value Equity Fund
	[]	Special Opportunities Fund
	[]	Equity Income Fund
	[]	Behavioral International Equity Fund
	[]	Stratton Mid Cap Value Fund
	[]	Stratton Real Estate Fund
	[]	Stratton Small Cap Value Fund
	[]	SMID Opportunities Fund
Bond Funds
	[]	Ultra Short Bond Fund

2

Sterling Capital Funds	Table of Contents

[]	Short Duration Bond Fund
[]	Intermediate U.S. Government Fund
[]	Total Return Bond Fund
[]	Corporate Fund
[]	Securitized Opportunities Fund
[]	Kentucky Intermediate Tax-Free Fund
[]	Maryland Intermediate Tax-Free Fund
Additional Investment Strategies and Risks
[]	North Carolina Intermediate Tax-Free Fund
[]	South Carolina Intermediate Tax-Free Fund
[]	Virginia Intermediate Tax-Free Fund
[]	West Virginia Intermediate Tax-Free Fund
Funds of Funds
[]	Diversified Income Fund
[]	Strategic Allocation Balanced Fund
[]	Strategic Allocation Growth Fund
[]	Investment Practices
[]	Additional Information about the Funds’ Investments
[]	Investment Risks

Fund Management
Review this section for details on the people and organizations who oversee the Funds.	[]	The Investment Adviser
	[]	Portfolio Managers
	[]	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	[]	Choosing a Share Class
	[]	Pricing of Fund Shares
	[]	Purchasing and Adding to Your Shares
	[]	Selling Your Shares
	[]	General Policies on Selling Shares
	[]	Distribution Arrangements/Sales Charges
	[]	Distribution and Shareholder Service (12b-1) Fees
	[]	Exchanging Your Shares
	[]	Cost Basis Reporting
	[]	Market Timing Policies
	[]	Dividends, Distributions and Taxes
	[]	Additional Information About the Funds

Other Information About the Funds
[]	Financial Highlights

Appendix
[]	Appendix

3

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Class A Shares BBTGX	Class C Shares BCVCX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

4

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December[ ], 2018, the smallest company in the S&P 500® Index had a market capitalization of $[ ] billion and the largest company had a market capitalization of $[ ] billion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

5

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

6

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

7

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2013

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2013

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

8

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

Summary	Sterling Capital Mid Value Fund

Class A Shares OVEAX	Class C Shares OVECX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10

Summary	Sterling Capital Mid Value Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $1 billion and $30 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

11

Summary	Sterling Capital Mid Value Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

12

Summary	Sterling Capital Mid Value Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

13

Summary	Sterling Capital Mid Value Fund

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Timothy P. Beyer, CFA
Managing Director of Sterling Capital and Lead Portfolio Manager
Since July 2005

Patrick W. Rau, CFA
Managing Director of Sterling Capital and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Class A Shares SPSAX	Class C Shares SPSDX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

15

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December [ ], 2018, the smallest company in the Russell 2000® Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

16

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

17

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

18

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[(1)	Performance for Class A and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

19

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

20

Summary	Sterling Capital Special Opportunities Fund

Class A Shares BOPAX	Class C Shares BOPCX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

21

Summary	Sterling Capital Special Opportunities Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

22

Summary	Sterling Capital Special Opportunities Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

23

Summary	Sterling Capital Special Opportunities Fund

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

24

Summary	Sterling Capital Special Opportunities Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Russell 3000® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

25

Summary	Sterling Capital Special Opportunities Fund

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

26

Summary	Sterling Capital Equity Income Fund

Class A Shares BAEIX	Class C Shares BCEGX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

27

Summary	Sterling Capital Equity Income Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

28

Summary	Sterling Capital Equity Income Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

29

Summary	Sterling Capital Equity Income Fund

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

30

Summary	Sterling Capital Equity Income Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

31

Summary	Sterling Capital Equity Income Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

32

Summary	Sterling Capital Behavioral International Equity Fund

Class A Shares SBIAX	Class C Shares SBIDX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%
Fee Waiver or Expense Reimbursement(1)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%	[]%

[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

33

Summary	Sterling Capital Behavioral International Equity Fund

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

34

Summary	Sterling Capital Behavioral International Equity Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

35

Summary	Sterling Capital Behavioral International Equity Fund

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

36

Summary	Sterling Capital Behavioral International Equity Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	Since Inception
Class A Shares		(11/28/14)
Return Before Taxes	[]%	[]%
Return After Taxes on Distributions	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%
(11/28/14)
Class C Shares	[]%	[]%
MSCI EAFE® Net Index		(11/30/14)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

37

Summary	Sterling Capital Behavioral International Equity Fund

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan (which may be taxable upon withdrawal) or an individual retirement account (which may be taxable upon withdrawal).

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

38

Summary	Sterling Capital Stratton Mid Cap Value Fund

Class A Shares STRLX	Class C Shares STRNX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

39

Summary	Sterling Capital Stratton Mid Cap Value Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of December [ ], 2018, the capitalization range of the Russell Midcap® Index was between $[ ] billion and $[ ] billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

40

Summary	Sterling Capital Stratton Mid Cap Value Fund

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

41

Summary	Sterling Capital Stratton Mid Cap Value Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%

Class C Shares(1)	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

42

Summary	Sterling Capital Stratton Mid Cap Value Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Shawn M. Gallagher, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Andrew T. DiZio, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015*

*	Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012. Mr. DiZio served as an associate portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

43

Summary	Sterling Capital Stratton Real Estate Fund

Class A Shares STMMX	Class C Shares STMOX

Investment Objective	The Fund seeks total return through investment in real estate securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

44

Summary	Sterling Capital Stratton Real Estate Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

45

Summary	Sterling Capital Stratton Real Estate Fund

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

46

Summary	Sterling Capital Stratton Real Estate Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
FTSE NAREIT All Equity REITs Index(2)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
S&P 500® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]
[ (2)	Returns for the FTSE Nareit All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

47

Summary	Sterling Capital Stratton Real Estate Fund

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Andrew T. DiZio, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Shawn M. Gallagher, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015*

*	Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012. Mr. Gallagher served as an associate portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48

Summary	Sterling Capital Stratton Small Cap Value Fund

Class A Shares STSNX	Class C Shares STSOX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
Fee Waiver or Expense Reimbursement(2)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%	[]%
[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]
[(2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

49

Summary	Sterling Capital Stratton Small Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of December [ ], 2018, the market capitalization of the largest company in the Russell 2000® Index was $[ ] billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

50

Summary	Sterling Capital Stratton Small Cap Value Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

51

Summary	Sterling Capital Stratton Small Cap Value Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

52

Summary	Sterling Capital Stratton Small Cap Value Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Gerald M. Van Horn, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Shawn M. Gallagher, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015

Andrew T. DiZio, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015

* Mr. Van Horn served as a portfolio manager of the Predecessor Fund since 2000.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

53

Summary	Sterling Capital SMID Opportunities Fund

Class A Shares SMDPX	Class C Shares SMDQX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
Fee Waiver or Expense Reimbursement(2)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]
[ (2)	The Fund’s adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.04% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.79% of the Class C Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. These contractual limitations may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

54

Summary	Sterling Capital SMID Opportunities Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December [ ], 2018, the capitalization range of the Russell 2500™ Index was between $[ ] million and $[ ] billion and the capitalization range of the Russell Midcap® Index was between $[ ] billion and $[ ] billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

55

Summary	Sterling Capital SMID Opportunities Fund

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

56

Summary	Sterling Capital SMID Opportunities Fund

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

57

Summary	Sterling Capital SMID Opportunities Fund

Class A Shares Annual Total Return for year ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	Since Inception
Class A Shares		(10/3/16)
Return Before Taxes	[]%	[]%
Return After Taxes on Distributions	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%
Class C Shares	[]%	[]%
Russell 2500® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	(9/30/16) []%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Lead Portfolio Manager
Since inception

58

Summary	Sterling Capital SMID Opportunities Fund

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

59

Summary	Sterling Capital Ultra Short Bond Fund

Class A Shares
BUSRX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	0.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]
[ (2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.10% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

60

Summary	Sterling Capital Ultra Short Bond Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

61

Summary	Sterling Capital Ultra Short Bond Fund

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

62

Summary	Sterling Capital Ultra Short Bond Fund

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

63

Summary	Sterling Capital Ultra Short Bond Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

64

Summary	Sterling Capital Ultra Short Bond Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	Since Inception
Class A Shares			(11/30/12)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
FTSE 6 Month Treasury Bill Index			(11/30/12)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

65

Summary	Sterling Capital Ultra Short Bond Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

You may buy or sell Class A Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

66

Summary	Sterling Capital Short Duration Bond Fund

Class A Shares BSGAX	Class C Shares BBSCX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%
Fee Waiver or Expense Reimbursement(1)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%	[]%
[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.20% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

67

Summary	Sterling Capital Short Duration Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

68

Summary	Sterling Capital Short Duration Bond Fund

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

69

Summary	Sterling Capital Short Duration Bond Fund

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

70

Summary	Sterling Capital Short Duration Bond Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

71

Summary	Sterling Capital Short Duration Bond Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Government Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

72

Summary	Sterling Capital Short Duration Bond Fund

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

73

Summary	Sterling Capital Intermediate U.S. Government Fund

Class A Shares BGVAX	Class C Shares BIUCX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.32%	0.32%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

74

Summary	Sterling Capital Intermediate U.S. Government Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds, municipal securities and the shares of other investment companies. The Fund may also invest in Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on duration, yield curve structure and sector allocation based upon economic outlook and market expectations. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

75

Summary	Sterling Capital Intermediate U.S. Government Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

76

Summary	Sterling Capital Intermediate U.S. Government Fund

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

77

Summary	Sterling Capital Intermediate U.S. Government Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Government Intermediate Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Brad D. Eppard, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since July 2003

78

Summary	Sterling Capital Intermediate U.S. Government Fund

Neil T. Grant, CFA
Managing Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

79

Summary	Sterling Capital Total Return Bond Fund

Class A Shares BICAX	Class C Shares BICCX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%
Fee Waiver or Expense Reimbursement(1)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%	[]%

[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.25% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020. ] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

80

Summary	Sterling Capital Total Return Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

81

Summary	Sterling Capital Total Return Bond Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

82

Summary	Sterling Capital Total Return Bond Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

83

Summary	Sterling Capital Total Return Bond Fund

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

84

Summary	Sterling Capital Total Return Bond Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since January 2008

85

Summary	Sterling Capital Total Return Bond Fund

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

86

Summary	Sterling Capital Corporate Fund

Class A Shares SCCMX	Class C Shares SCCNX

Investment Objective	The Fund seeks to maximize total return.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

87

Summary	Sterling Capital Corporate Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 3 and 7 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

88

Summary	Sterling Capital Corporate Fund

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

89

Summary	Sterling Capital Corporate Fund

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

90

Summary	Sterling Capital Corporate Fund

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

91

Summary	Sterling Capital Corporate Fund

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	Since Inception
Class A Shares(1)			(2/1/13)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
(2/1/13)
Class C Shares(1)	[]%	[]%	[]%
Bloomberg Barclays Corporate Intermediate Bond Index			(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class A Shares and Class C Shares for periods prior to inception on February 1, 2013 is based on performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013. Class S Shares commenced operations on June 30, 2011. Institutional Shares are not offered in this Prospectus.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

92

Summary	Sterling Capital Corporate Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

93

Summary	Sterling Capital Securitized Opportunities Fund

Summary	Sterling Capital Securitized Opportunities Fund

Class A Shares SCSSX	Class C Shares SCSTX

Investment Objective	The Fund seeks to maximize total return.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%
Fee Waiver or Expense Reimbursement(1)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%	[]%
[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.31% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

94

Summary	Sterling Capital Securitized Opportunities Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index.

95

Summary	Sterling Capital Securitized Opportunities Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

96

Summary	Sterling Capital Securitized Opportunities Fund

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

97

Summary	Sterling Capital Securitized Opportunities Fund

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

98

Summary	Sterling Capital Securitized Opportunities Fund

Class A Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	Since Inception
Class A Shares(1)			(2/1/13)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
(2/1/13)
Class C Shares(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Mortgage Backed Securities Index			(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class A Shares and Class C Shares for periods prior to inception on February 1, 2013 is based on performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013. Class S Shares commenced operations on June 30, 2011. Institutional Shares are not offered in this Prospectus.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

99

Summary	Sterling Capital Securitized Opportunities Fund

Portfolio Managers

Michael Z. Sun, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since February 2014

Jeffrey D. Ormsby, CFA
Director of Sterling Capital and Co-Portfolio Manager
Since February 2016

Byron G. Mims, CFA
Director of Sterling Capital and Co-Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

100

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Class A Shares BKTAX	Class C Shares BKCAX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

101

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

102

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky (e.g., adverse changes in Kentucky economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

103

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

104

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/x]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

105

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since inception

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

106

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Class A Shares BMAAX	Class C Shares BMDCX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

107

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

108

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland (e.g., adverse changes in Maryland economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

109

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

110

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since inception

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

111

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

112

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Class A Shares BNCAX	Class C Shares BBNCX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

113

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

114

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

115

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

116

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[(1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

117

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

118

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Class A Shares BASCX	Class C Shares BSCCX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

119

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

120

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

121

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

122

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[(1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager Since February 2000

123

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

124

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Class A Shares BVAAX	Class C Shares BVACX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

125

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

126

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

127

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

128

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[(1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

129

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

130

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Class A Shares BWVAX	Class C Shares BWVCX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Total Annual Fund Operating Expenses	[]%	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

131

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

132

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

133

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

134

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares(1)	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

135

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

136

Summary	Sterling Capital Diversified Income Fund

Class A Shares BCGAX	Class C Shares BCCCX

Investment Objective	The Fund seeks income and capital appreciation by investing in a broad range of income generating asset classes and strategies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

137

Summary	Sterling Capital Diversified Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation while utilizing the Underlying Funds to express their view. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

138

Summary	Sterling Capital Diversified Income Fund

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital Management LLC (“Sterling Capital”) may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

139

Summary	Sterling Capital Diversified Income Fund

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

140

Summary	Sterling Capital Diversified Income Fund

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Energy and Natural Resource Company Risk: An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs.

•	Extreme weather and environmental hazards could impact the value of MLP securities.

•	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

141

Summary	Sterling Capital Diversified Income Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

142

Summary	Sterling Capital Diversified Income Fund

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

143

Summary	Sterling Capital Diversified Income Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

144

Summary	Sterling Capital Diversified Income Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
40% MSCI World Index/
60% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%

[(1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[(2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Shane A. Burke
Director of Sterling Capital, Investment Analyst with Sterling Capital
Advisory Solutions Team, and Co-Portfolio Manager
Since June 2015

Brandon W. Carl, CFA
Director of Sterling Capital, Investment Analyst with Sterling Capital
Advisory Solutions Team, and Co-Portfolio Manager
Since May 2016

145

Summary	Sterling Capital Diversified Income Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

146

Summary	Sterling Capital Strategic Allocation Balanced Fund

Class A Shares BAMGX	Class C Shares BCMCX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
Fee Waiver or Expense Reimbursement(2)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	[]%	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

[(2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

147

Summary	Sterling Capital Strategic Allocation Balanced Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 40% to 75% of its total assets in underlying funds which invest mainly in equity securities and 20% to 50% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

148

Summary	Sterling Capital Strategic Allocation Balanced Fund

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

149

Summary	Sterling Capital Strategic Allocation Balanced Fund

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

150

Summary	Sterling Capital Strategic Allocation Balanced Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
60% MSCI World Index/
40% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%
[(1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[(2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

151

Summary	Sterling Capital Strategic Allocation Balanced Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

James C. Willis, CFA
Managing Director of Sterling Capital,
Director of Sterling Capital Advisory Solutions Team
and Co-Portfolio Manager
Since October 2010

Jeffrey J. Schappe, CFA
Managing Director of Sterling Capital, Chief Market Strategist
and Co-Portfolio Manager
Since March 2005

Kevin J. Stoll, CFA
Executive Director of Sterling Capital, Head of Quantitative Research
and Co-Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

152

Summary	Sterling Capital Strategic Allocation Growth Fund

Class A Shares BCMAX	Class C Shares BCGCX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [194] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [55] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	[]%	[]%
Acquired Fund Fees and Expenses(1)	[]%	[]%
Total Annual Fund Operating Expenses(1)	[]%	[]%
Fee Waiver or Expense Reimbursement(2)	[]%	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	[]%	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

[ (2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

153

Summary	Sterling Capital Strategic Allocation Growth Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]1	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[]	$[]	$[]	$[]
Class C Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 55% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 5% to 35% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

154

Summary	Sterling Capital Strategic Allocation Growth Fund

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

155

Summary	Sterling Capital Strategic Allocation Growth Fund

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

156

Summary	Sterling Capital Strategic Allocation Growth Fund

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Class C Shares	[]%	[]%	[]%
75% MSCI World Index/
25% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%
[ (1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[ (2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

157

Summary	Sterling Capital Strategic Allocation Growth Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

James C. Willis, CFA
Managing Director of Sterling Capital,
Director of Sterling Capital Advisory Solutions Team
and Co-Portfolio Manager
Since October 2010

Jeffrey J. Schappe, CFA
Managing Director of Sterling Capital, Chief Market Strategist
and Co-Portfolio Manager
Since March 2005

Kevin J. Stoll, CFA
Executive Director of Sterling Capital, Head of Quantitative Research
and Co-Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

158

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

Equity Funds

Behavioral Large Cap Value Equity Fund, Mid Value Fund, Behavioral Small Cap Value Equity Fund, Special Opportunities Fund, Equity Income Fund, Behavioral International Equity Fund, Stratton Mid Cap Value Fund, Stratton Real Estate Fund, Stratton Small Cap Value Fund and SMID Opportunities Fund (“Equity Funds”)

All Equity Funds: Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. The Behavioral International Equity Fund may invest without limitation in foreign securities. Other Equity Funds will not invest in foreign securities if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by a Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund, the Special Opportunities Fund and SMID Opportunities Fund).

Stratton Mid Cap Value Fund and Stratton Small Cap Value Fund — The common stocks in which a Fund invests are of well-established companies that Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Stratton Real Estate Fund — Examples of companies that might be included in Stratton Real Estate Fund portfolio are, but are not limited to, the following: REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains. The Fund may invest in warrants, stock purchase rights of equity securities and non-convertible debt securities.

Bond Funds

Ultra Short Bond Fund, Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund and Securitized Opportunities Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds,” together with the Taxable Bond Funds, the “Bond Funds”)

All Bond Funds (except Ultra Short Bond Fund): Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

“Dollar-weighted average maturity” - As used in a Fund’s “Principal Strategy” section, the term dollar-weighted average maturity is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of a Fund’s portfolio.

Ultra Short Bond Fund: Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund’s weighted average portfolio maturity, the weighted average life to maturity of these securities will be used. The weighted average life to maturity of these securities reflects the average time it takes for a dollar of principal of the security to be repaid.

159

Additional Investment Strategies and Risks

“Dollar-weighted average maturity” - As used in the Fund’s “Principal Strategy” section, the term dollar-weighted average maturity is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of the Fund’s portfolio.

Ultra Short Bond Fund — The Fund may invest in shares of other investment companies.

Short Duration Bond Fund — The Fund may invest in shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers or other non-U.S. government securities. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund — The Fund may also invest in short-term obligations and the shares of other investment companies.

Corporate Fund — The Fund may invest in (i) mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations and (ii) asset-backed securities.

Corporate Fund and Securitized Opportunities Fund — The Funds may invest in short-term obligations and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures. If deemed appropriate under the circumstances, each Tax-Free Bond Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Funds of Funds

Diversified Income Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of funds in which a Fund invests (the “Underlying Funds”), which invest in equity securities, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Equity Funds and Bond Funds

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies and will include such investments in their respective percentage totals.

160

Additional Investment Strategies and Risks

All Funds

Active Trading — Each Equity Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the portion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Emerging and Developed Markets — The term “developed markets” means those countries included in the MSCI World Index, a global developed markets index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Non-Fundamental Policies — Unless otherwise identified above as fundamental, the investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. Also except as otherwise noted, the investment policies and restrictions described in this Prospectus are also non-fundamental, and may be changed without shareholder approval.

Investing Share Proceeds — On days during which there are net purchases of Fund shares, a Fund must invest the proceeds at prevailing market yields or hold cash. If a Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause a Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of a Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Temporary Defensive Measures — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Equity Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Equity Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice. The Funds do not currently include the value of a Fund’s investments in derivatives for purposes of calculating compliance with the Funds’ name policies.

161

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques each Fund may use as a part of either its principal or non-principal strategy. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset-Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When-Issueds	Debt Securities	Derivatives	Emerging Markets	Exchange-Traded Notes	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High-Yield /High-Risk Debt Securities	Illiquid Securities	Investment Company Securities
Equity Funds
Behavioral Large Cap Value Equity Fund		X	X	X	X	X	X		X			X	X
Mid Value Fund		X	X	X	X	X	X		X			X	X
Behavioral Small Cap Value Equity Fund		X	X	X	X	X	X		X			X	X
Special Opportunities Fund	X	X	X	X	X	X	X		X	X	X	X	X
Equity Income Fund	X	X	X	X	X	X	X		X	X	X	X	X
Behavioral International Equity Fund	X	X	X	X	X	X	X		X	X	X	X	X
Sterling Capital Stratton Mid Cap Value Fund		X	X	X	X	X	X		X			X	X
Sterling Capital Stratton Real Estate Fund		X	X	X	X	X	X		X			X	X
Sterling Capital Stratton Small Cap Value Fund		X	X	X	X	X	X		X			X	X
SMID Opportunities Fund		X				X						X	X
Bond Funds
Ultra Short Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Short Duration Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Intermediate U.S. Government Fund	X			X	X	X	X			X		X	X
Total Return Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Corporate Fund	X	X	X	X	X	X	X		X	X	X	X	X
Securitized Opportunities Fund	X	X	X	X	X	X			X	X	X	X	X
Kentucky Intermediate Tax-Free Fund	X			X	X	X						X	X
Maryland Intermediate Tax-Free Fund	X			X	X	X						X	X
North Carolina Intermediate Tax-Free Fund	X			X	X	X						X	X
South Carolina Intermediate Tax-Free Fund	X			X	X	X						X	X
Virginia Intermediate Tax-Free Fund	X			X	X	X						X	X
West Virginia Intermediate Tax-Free Fund	X			X	X	X						X	X
Funds of Funds
Diversified Income Fund	X	X	X	X	X	X	X		X	X	X	X	X
Strategic Allocation Balanced Fund				X									X
Strategic Allocation Growth Fund				X									X

162

Additional Investment Strategies and Risks

Investment Grade Bonds	Money Market Instruments	Master Limited Partnerships	Mortgage-Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non-U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Stock Purchase Rights	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero-Coupon Debt Obligations

	X					X	X	X	X			X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X	X			X	X	X	X	X		X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X		X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X		X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X	X						X					X	X	X	X

X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X				X	X				X	X	X	X		X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X

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Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding some of the instruments in which a Fund may invest as a principal strategy, as described in the applicable Fund’s Principal Strategy.

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, including credit default swaps, some mortgage-backed securities and custody receipts.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options: A security that combines features of options with securities trading using composite stock indices.

Structured Products: Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps: An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates. In the case of credit default swaps, the arrangement gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security.

Emerging Markets: Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

Eurodollar Certificates of Deposit (“ECDs”): ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”): ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

European Depositary Receipts (“EDRs”): EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”): GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

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American Depositary Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations: U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds: Issued by Canadian provinces.

Sovereign Bonds: Issued by the government of a foreign country.

Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities: The Equity and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief granted to certain Underlying Funds by the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”): ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Master Limited Partnerships (“MLPs”): An MLP generally is a publicly traded company organized as a limited partnership or limited liability company and is generally treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resources.

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Money Market Instruments: Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit: Negotiable instruments with a stated maturity.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, a Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments: Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Real Estate Investment Trusts (“REITS”): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

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Royalty Trusts: Investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries. Royalty trusts are a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Stock Purchase Rights. Instruments that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The Funds may, but will not necessarily, invest in any instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages [162 - 163] with respect to such Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities: Illiquid securities are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Funds and other open-end funds to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact each Fund’s performance and its ability to achieve its investment objective(s).

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following includes additional detail regarding principal risks for one or more Sterling Capital Funds.

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Asset Allocation Risk: For the Funds that maintain an asset allocation strategy, the amount invested in various asset classes of securities may change over time, within the ranges set forth in a Fund’s Principal Strategy. A Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

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Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Concentration Risk. The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.

Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in a Fund being forced to redeem, convert, or sell the security under circumstances unfavorable to the Fund.

Counterparty Risk. The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. In addition, the securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.

Derivatives Risk. The possibility that a Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on a Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that a Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. A Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that a Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Emerging Markets Risk. The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Energy and Natural Resource Company Risk. An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs.

•	Extreme weather and environmental hazards could impact the value of MLP securities.

•	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Estimated Maturity Risk. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk. The risks associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Fixed Income Market Risk. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, a Fund may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Focused Investment Risk. Funds with investments that are focused in particular sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Foreign Currency Transaction Risk. Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Foreign Investment Risk. Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

High-Yield/High-Risk Debt Securities. High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Income Risk. The possibility that a Fund’s income from fixed-income securities – and thus its total return – will decline due to falling interest rates. Income risk is generally higher for shorter-term bonds and lower for longer term bonds, because in an environment of falling interest rates as bonds mature a Fund may be forced to invest in lower-yielding securities.

Insurance-Linked Securities Risk. Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

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Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and higher for longer-term securities. However, interest rate changes can be sudden and unpredictable, and a Fund may lose money as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. Some of the Funds’ debt instruments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Funds, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Currently, interest rates are at low levels relative to historic norms. However, interest rates have begun to rise in recent years and may continue doing so.

Investing in Underlying Funds Risk: For Funds whose investments are concentrated in Underlying Funds, the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in a Fund, investors should assess the risks associated with any Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since a Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in a Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, a Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or a Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by a Fund may increase or decrease.

Investment Company Risk. Investing in another investment company or pooled vehicle, including ETFs and business development companies, subjects a Fund to that company’s risks, including the risk that the investment company or pooled vehicle will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

The Adviser may have an economic incentive to invest a portion of a Fund's assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by such Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Adviser or its affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, mid cap, large cap, real estate) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing a Fund to underperform funds that focus on other types of stocks.

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Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Limited Operating History Risk. The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably for a variety of reasons, including general financial market conditions, changing market perceptions and changes in government intervention in the financial markets. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. In addition, a Fund may be subject to inverse market risk, the particular type of market risk associated with investments that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Mid Capitalization Company Risk. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

MLP Risk. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Mortgage-Backed and Asset-Backed Securities Risk. Some Funds may invest in mortgage-backed securities, which may involve exposure to so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks, which are described below. Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

173

Additional Investment Strategies and Risks

Municipal Securities Risk. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Operational and Technology Risk. The Funds are subject to a risk of loss resulting from services provided by service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis.

In addition, the Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of a Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of a Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject a Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While a Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. A Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

174

Additional Investment Strategies and Risks

Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, a Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while a Fund’s potential gain in writing a secured put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, a Fund risks a loss equal to the entire value of the stock.

Preferred Stock Risk. Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay — higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Private Placement Risk. Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, a Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

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Additional Investment Strategies and Risks

Real Estate-Related Investment and REIT Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code, and/or to maintain exempt status under the Investment Company Act of 1940, as amended. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests. Any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from a Fund's investment in a REIT, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.

Short Sale/Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

A Fund may engage in short selling and short position derivative activities. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

Small Capitalization Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk (Tax-Free Bond Funds). While distributions by the Tax-Free Bond Funds of interest income from municipal securities will generally be exempt from federal income tax (although a portion of such distributions may be subject to the federal alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

176

Additional Investment Strategies and Risks

U.S. Government Securities Risk. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Valuation Risk. Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by a Fund will reflect that actual price at which the security might be sold in a market transaction.

Variable and Floating Rate Instrument Risk. Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Commodity Fund Risk. In addition to the risks described under “Investment Company Risk” above, the value of a Fund’s investment in other investment companies that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Legal and Regulatory Risk. Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the Commodity Futures Trading Commission, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds.

Loan Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Sector Risk. The risk that a Fund comprised of companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

177

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2018, Sterling Capital has more than $[ ] billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. For the fiscal year ended September 30, 2018, Sterling Capital received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund's average daily net assets set forth in the table below:

Percentage of average net assets for the fiscal year ended 09/30/18
Behavioral Large Cap Value Equity Fund	[0.45%]
Mid Value Fund	[0.70%]
Behavioral Small Cap Value Equity Fund	[0.60%]
Special Opportunities Fund	[0.65%]
Equity Income Fund	[0.55%]
Behavioral International Equity Fund	[0.40%]
Stratton Mid Cap Value Fund	[0.69%]
Stratton Real Estate Fund	[0.56%]
Stratton Small Cap Value Fund	[0.85%]
SMID Opportunities Fund	[0.11%]
Ultra Short Bond Fund	[0.10%]
Short Duration Bond Fund	[0.20%]
Intermediate U.S. Government Fund	[0.32%]
Total Return Bond Fund	[0.27%]
Corporate Fund	[0.35%]

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Fund Management

Percentage of average net assets for the fiscal year ended 09/30/18
Securitized Opportunities Fund	[0.31%]
Kentucky Intermediate Tax-Free Fund	[0.35%]
Maryland Intermediate Tax-Free Fund	[0.35%]
North Carolina Intermediate Tax-Free Fund	[0.35%]
South Carolina Intermediate Tax-Free Fund	[0.35%]
Virginia Intermediate Tax-Free Fund	[0.35%]
West Virginia Intermediate Tax-Free Fund	[0.35%]
Diversified Income Fund	[0.25%]
Strategic Allocation Balanced Fund	[0.00%]
Strategic Allocation Growth Fund	[0.00%]

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ report to shareholders for the semi-annual period ended March 31, 2018.

Portfolio Managers

Behavioral Large Cap Value Equity Fund, Behavioral Small Cap Value Equity Fund and Behavioral International Equity Fund. Robert W. Bridges, CFA and Robert O. Weller, CFA have been co-portfolio managers of the Sterling Capital Behavioral Large Cap Value Equity Fund since August 2013, co-portfolio managers of the Sterling Capital Behavioral Small Cap Value Equity Fund since June 2013 and co-portfolio managers of the Sterling Capital Behavioral International Equity Fund since inception.

Mr. Bridges, CFA, joined Sterling Capital in 1996, and became a part of the Equity team in 2000. Mr. Bridges is an Executive Director of Sterling Capital. He has over a decade of experience as a Senior Analyst supporting the firm’s fundamentally driven portfolios. In 2006, Mr. Bridges embarked on a research project that led to the development of the firm’s first behavioral finance investment strategy. This process led to the creation of the Sterling Behavioral Finance Small Cap Value portfolio in 2008 and laid the groundwork for future expansion into other Behavioral Finance portfolios. Mr. Bridges serves as co-head of the Behavioral Finance Equity group. Prior to joining Sterling, Mr. Bridges worked as a research analyst and investment committee member at Bridges Investment Counsel. Mr. Bridges received a B.S. in Business from Wake Forest University. He is a CFA charterholder.

Mr. Weller, CFA, joined Sterling Capital in 2012 and is co-head of the Behavior Finance Equity group at the firm. Mr. Weller is an Executive Director of Sterling Capital. He joined JPMorgan in 1997 and was one of the founding members of the U.S. based Large Cap, Mid Cap and Multi Cap Behavioral Finance strategies in 2003 at JPMorgan Investment Management. Mr. Weller was responsible for the initial research on and implementation of the strategies. His day-to-day duties included portfolio management as well as ongoing behavioral, quantitative and qualitative research. He left Investment Management in 2010 to return to the Private Bank to manage multi-asset class portfolios and subsequently head equities globally for the Private Bank’s discretionary platform. He started his career at Legg Mason Wood Walker in Baltimore, Maryland in 1996. Mr. Weller received a B.B.A. in Finance from Loyola University Maryland. He is a CFA charterholder.

Mid Value Fund. Timothy P. Beyer, CFA, has been the Lead Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is a Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2004 and has investment experience since 1989. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund. Mr. Beyer served on the Council of Examiners for the CFA Institute for four years and a CFA grader for seven years. He is a graduate of East Carolina University where he received his B.S.B.A. in Finance. He is a CFA charterholder.

Patrick W. Rau, CFA, has been the Associate Portfolio Manager of the Mid Value Fund since February 2016. Mr. Rau is an Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2001 and has investment experience since 1991. From 1999-2001, Mr. Rau served as Co-Portfolio Manager of The Nations Convertible Securities Fund for Bank of America Capital Management. Mr. Rau is a graduate of Duke University where he received his A.B. in Political Science. He received his M.B.A. from Vanderbilt University. He is a CFA charterholder.

179

Fund Management

Special Opportunities Fund and Equity Income Fund. George F. Shipp, CFA, has been the Lead Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is a Senior Managing Director of Sterling Capital since January 2013. He was previously a Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, LLC (“Scott & Stringfellow”) (a wholly owned subsidiary of BB&T Corporation) and Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Prior to joining Sterling Capital, Mr. Shipp was with Scott & Stringfellow since 1982. Mr. Shipp is a graduate of the University of Virginia where he received his B.A. in Biology. He received his M.B.A. from the Darden Graduate School of Business at the University of Virginia. He is a CFA charterholder.

Joshua L. Haggerty, CFA, has been Associate Portfolio Manager of the Special Opportunities Fund since February 2016. Mr. Haggerty is an Executive Director and an equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, has been Associate Portfolio Manager of the Equity Income Fund since February 2016. Mr. Bergman is an Executive Director and an equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

Stratton Mid Cap Value Fund, Stratton Real Estate Fund, and Stratton Small Cap Value Fund. Shawn M. Gallagher, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Mid Cap Value Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2012. He has worked on the Stratton Predecessor Fund since 2010 and as an Equity Analyst for the Stratton Predecessor Fund’s adviser since 2005. He has been an associate portfolio manager for the Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015. Mr. Gallagher is a Director of Sterling Capital. Mr. Gallagher joined the Stratton Funds team of Stratton Management Company in 2005 and Sterling Capital Management as part of a business acquisition in August 2015. He has investment experience since 2003. Prior to joining Stratton Management Company, he served as an analyst in AT&T's Financial Leadership Program. Mr. Gallagher is a graduate of Pennsylvania State University where he received his B.S. in Finance. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

Andrew T. DiZio, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Real Estate Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2012. He has been an associate portfolio manager for the Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015. Mr. DiZio is a Director of Sterling Capital. Mr. DiZio joined the Stratton Funds Team of Stratton Management Company in 2012 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 2003. Prior to joining Stratton Management Company, he was vice president at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst. Mr. DiZio is a graduate of Pennsylvania State University where he received his B.S. in Finance with a minor in Economics. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

Gerald M. Van Horn, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2000. Mr. Van Horn is an Executive Director. Mr. Van Horn joined the Stratton Funds Team of Stratton Management Company in 1998 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 1996. Prior to joining Stratton Management Company, he served as an economic research analyst at Rightime Econometrics. Mr. Van Horn is a graduate of the College of New Jersey where he received his B.A. in Economics. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

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Fund Management

*	Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Stratton Predecessor Funds”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, at the close of business on November 13, 2015.

SMID Opportunities Fund. Joshua L. Haggerty, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

Intermediate U.S. Government Fund. Brad D. Eppard, CFA, has been the Lead Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010. Mr. Eppard has investment experience since 1985 and holds a B.S. in Business Administration/Accounting from Radford University. He is a CFA charterholder.

Neil T. Grant, CFA, has been the Associate Portfolio Manager of the Intermediate U.S. Government Fund since February 2016. Mr. Grant is a Managing Director and Portfolio Manager with Sterling Capital. He joined Sterling Capital in 2004. Mr. Grant has investment experience since 1991. He is a graduate of Syracuse University where he received his B.S. in Finance. Mr. Grant received his M.B.A. from Emory University. He is a CFA charterholder.

Ultra Short Bond Fund, Total Return Bond Fund, Short Duration Bond Fund and Corporate Fund. Mark Montgomery, CFA, has been Co-Portfolio Manager of the Ultra Short Bond Fund since its inception, has been Co-Portfolio Manager of the Total Return Bond Fund since January 2008, and has been Co-Portfolio Manager of the Short Duration Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund since inception. Mr. Montgomery is a Senior Managing Director. Mr. Montgomery joined the firm in 1997 and is a Senior Fixed Income Portfolio Manager and co-head of Sterling Capital’s Fixed Income Team. He has investment experience since 1990. Prior to joining Sterling Capital, he worked at The Vanguard Group for seven years working on their long-term and high-yield municipal portfolio management team. Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing and holds a minor in Public Administration. He received his M.B.A. from Drexel University with a concentration in investment management. He is a CFA charterholder.

Richard T. LaCoff has been Co-Portfolio Manager of the Ultra Short Bond Fund since its inception and has been Co-Portfolio Manager of the Total Return Bond Fund and the Short Duration Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund since inception. Mr. LaCoff is a Senior Managing Director. Mr. LaCoff joined the firm in 2007 and is a Senior Fixed Income Portfolio Manager and co-head of Sterling Capital’s Fixed Income Team. He has investment experience since 1991. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. He developed domestic as well as international fixed income experience during his nine-year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. He held the former two positions while living in London where he established Payden & Rygel’s overseas trading operation. Additionally, he worked at The Vanguard Group as a member of their fixed income portfolio management team. Mr. LaCoff is a magna cum laude graduate of Villanova University where he received his B.S. in Business Administration and holds an M.S. in Finance from Drexel University.

Securitized Opportunities Fund. Michael Z. Sun, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2014. Mr. Sun is an Executive Director and Senior Fixed Income Structured Products Analyst for Sterling Capital. He has been with Sterling Capital and its predecessors since 2009 and has investment experience since 1998. Prior to joining Sterling, he served as Vice President, Portfolio Manager/Senior Research Analyst for Evergreen Investments. Mr. Sun is a graduate of Bowling Green State University where he received his M.A. in Economics. He received his M.S. in Urban & Regional Study at Beijing University and received his B.S. in Geography at Nanjing University. He is a CFA charterholder.

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Fund Management

Jeffrey D. Ormsby, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2016. Mr. Ormsby is a Director and Portfolio Manager in the mortgage and structured product area for Sterling Capital. He has been with Sterling Capital and its predecessors since 2011 and has investment experience since 2006. Prior to joining Sterling, he worked for Smith Breeden Associates as a CMBS trader and portfolio management analyst within their investments group. Mr. Ormsby is a summa cum laude graduate of North Carolina State University where he received his B.S. in Economics and was recognized as Valedictorian. He received his M.B.A. from UNC’s Kenan-Flagler Business School, where he was the Norman Block Valedictorian Award recipient. He is a CFA charterholder.

Byron G. Mims, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2016. Mr. Mims is a Director and Portfolio Manager for Sterling Capital. He has been with Sterling Capital and its predecessors since 2012 and has investment experience since 2006. Prior to joining Sterling Capital, he worked for Smith Breeden Associates as a Vice President on the asset-backed securities team and was primarily responsible for non-agency mortgage-backed securities and also consumer asset-backed securities. Mr. Mims is a summa cum laude graduate of North Carolina State University where he received his B.S. in Economics with a concentration in Finance and was recognized as valedictorian. He is a CFA charterholder.

Tax-Free Bond Funds. Robert F. Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Lead Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990. Prior to joining BB&T, he worked for First Citizens Bank as vice president and fixed income portfolio manager for both taxable and tax-exempt accounts. Mr. Millikan is a graduate of Wake Forest University where he received his B.A. in Economics from Wake Forest University. He is a CFA charterholder.

Michael P. McVicker has been an Associate Portfolio Manager for each of the Tax-Free Bond Funds since February 2016. Mr. McVicker is an Executive Director and Senior Municipal Credit Analyst with additional responsibilities for credits that crossover into the taxable market with Sterling Capital. He joined Sterling Capital in 1992. Prior to joining the fixed income team, he was Sterling’s Director of Operations managing the client reporting and performance team. He has investment experience since 1992 and holds a B.S.B.A. in Finance with a minor in Psychology from the University of North Carolina – Charlotte.

Funds of Funds (Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund). All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund are made by the Sterling Capital Advisory Solutions Team, which includes James C. Willis, Jeffrey J. Schappe and Kevin J. Stoll.

Mr. Willis, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since October 2010. Mr. Willis is a Managing Director with Sterling Capital, Co-Portfolio Manager and oversees the Sterling Capital Advisory Solutions Team where he is responsible for investment manager search and selection and the oversight of Sterling’s comprehensive open architecture platform. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Willis has investment experience since 1996 and is a graduate of Rice University where he received his B.A. in Economics and Political Science. He received his M.B.A. from Georgetown University. He is a CFA charterholder.

Mr. Schappe, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since March 2005. Mr. Schappe is a Managing Director, Chief Market Strategist and Co-Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has banking, research and investment experience since 1991 and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison. He is a CFA charterholder.

Kevin J. Stoll, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since February 2016. Mr. Stoll is an Executive Director, Head of Quantitative Research and Co-Portfolio Manager for Sterling Capital. He joined Sterling Capital in 2013. Mr. Stoll has investment experience since 1998. He is a graduate of Northwestern University where he received his B.A. in Economics and Mathematical Methods in the Social Sciences. Mr. Stoll received his M.B.A. from Duke University’s Fuqua School of Business. He is a CFA charterholder.

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Fund Management

Funds of Funds (Diversified Income Fund). All decisions for the Diversified Income Fund are made by Shane A. Burke and Brandon W. Carl.

Shane A. Burke has been Co-Portfolio Manager of the Diversified Income Fund since June 2015. Mr. Burke is a Director with Sterling Capital. He joined Sterling Capital in January 2013 and has investment experience since 2002. Prior to joining Sterling Capital, he worked as senior analyst at New England Pension Consultants (NEPC) and as a portfolio accountant with State Street Corporation. Mr. Burke is a graduate of the University of North Carolina at Wilmington where he received his B.S. in Finance. He received his M.B.A. in Finance, Investments and Banking from San Francisco – Golden Gate University.

Brandon W. Carl, CFA, has been Co-Portfolio Manager of the Diversified Income Fund since May 2016. Mr. Carl is a Director with Sterling Capital. He joined BB&T Asset Management in 2001 and Sterling Capital through merger in 2010. He has investment experience since 2001. Mr. Carl is an investment analyst on Sterling Capital’s Advisory Solutions Team with a focus on developed markets equity. Previously, he graduated from the BB&T Leadership Development Program and was an equity analyst covering the healthcare and consumer staples sectors for BB&T Asset Management. Mr. Carl received his B.S. in Finance and Management from the University of South Carolina. He is a CFA charterholder.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may pay any fee received under the Rule 12b-1 Plan to brokers that provide distribution and shareholder services such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

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Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. Some of these variations are described in the Appendix. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Distribution and shareholder service fees of 0.25% of average daily net assets.

•	Front-end sales charges, as described on page [194], in the Appendix and in the SAI.

•	Offered by all of the Funds

•	A deferred sales charge, as described on page [190], in the Appendix and in the SAI.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page [190], in the Appendix and in the SAI.

•	Maximum investment for all Class C purchases: None

•	Offered by all of the Funds

•	Automatic conversion to Class A Shares after ten years, thus reducing future annual expenses (see “Conversion Feature – Class C Shares” on page [ ] below).

For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a front end sales charge.

The Funds also offer Institutional, Class R and Class R6 Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Funds for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; to Trustees of the Sterling Capital Funds; and to investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund. Class R Shares are available only to certain specified benefits plans, such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs, and to certain registered investment adviser platforms and wrap products. R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Funds at an omnibus level). R6 Shares are not available to investors who invest or hold their shares through financial intermediaries, such as clearing firms or record keepers, that expect to receive compensation from a Fund or from Sterling Capital in the form of sub-recordkeeping, sub-transfer agency or other similar service fees. R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Call the Funds for more information (see back cover of this Prospectus) or contact your financial intermediary.

184

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

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Shareholder Information

Choosing a Share Class

continued

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

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Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced as of close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open for regular trading. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page [202].

187

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase shares of the Funds on any business day when the NYSE opens for regular trading through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders and may have an earlier cut-off time for purchase and sale requests. Not all Funds or classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

Account type	Minimum Initial Investment	Minimum Subsequent Investment
Class A or Class C only
Regular	$1,000	$ 0
Automatic Investment Plan	$ 25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses. Individuals residing in the European Economic Area (“EEA”), in particular, should take note that the Funds’ shares are not offered for sale in the EEA.

A Fund may waive its minimum purchase requirement. A Fund or its agent may reject a purchase order if the Fund or its agent considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with Internal Revenue Service (“IRS”) rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of a Fund and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Sterling Capital Funds.”

3.	Mail to: Sterling Capital Funds P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:

•	Sterling Capital Funds/Fund name

•	Share class

•	Amount invested

•	Account name

•	Account number

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Shareholder Information

Purchasing and Adding to Your Shares

continued

Include your account number on your check.

3. Mail to: Sterling Capital Funds
    P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

See instructions 1-2 above for subsequent investments by mail.

Mail to: Sterling Capital Funds
4400 Computer Drive, Westborough, MA 01581-1722

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

You may set up your Sterling Capital Deposit Account for electronic purchases.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 1-800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

Subsequent Investments:

1.	Go to www.sterlingcapitalfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762.

For subsequent investments:

Please call 1-800-228-1872 to request wire instructions.

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below.

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Shareholder Information

Purchasing and Adding to Your Shares

continued

Automatic Investment Plan

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and income dividends) reinvested in another Sterling Capital Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time

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Shareholder Information

Purchasing and Adding to Your Shares

continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class C Shares, because Class A Shares have lower distribution expenses than Class C Shares. Income dividends for the Bond Funds are declared daily and paid monthly. Income dividends for the Diversified Income Fund are declared and paid monthly. Income dividends for the Equity Funds (other than the Behavioral International Equity Fund) and the Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the Behavioral International Equity Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

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Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV determined after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page [192].

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.

For the Equity Funds, Funds of Funds, and Total Return Bond Fund

A CDSC of up to 1.00% of the purchase price will be charged to Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For the Tax-Free Bond Funds, Intermediate U.S. Government Fund, Short Duration Bond Fund, Corporate Fund, and Securitized Opportunities Fund

A CDSC of up to 0.50% of the purchase price will be charged to Class A shareholders who purchased $500,000 or more, received a sales charge waiver and then redeem their shares within eighteen months after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page [192].

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [192]).

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [192]).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

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Shareholder Information

Selling Your Shares

continued

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3. Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank. You may establish the transfer of electronic redemptions of Class A and C Shares to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Class A or C Shares Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

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Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Payments to Shareholders

The Funds typically expect to make redemption payments on the first business day following the day on which the redemption request is received in good order prior to the Funds’ valuation time, which is as of the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time, regardless of the method the Trust uses to make such payment (e.g., by check, wire, or automated clearing house). A Fund, however, may take up to seven days to make redemption payments. A Fund may make redemption payments to shareholders at different times and in different forms (e.g., cash or other assets) for redemption requests received on the same day.

Methods of Redemption by the Funds

Under normal conditions, each Fund typically expects to use cash for redemption payments. Each Fund, however, has the right to use assets other than cash (or a combination of cash and other assets) for redemption payments (including payment in securities, known as “redemption in kind”) and is more likely to do so during times of deteriorating market conditions or market stress, in cases where a significant portion of a Fund’s portfolio is comprised of less-liquid securities or in the case of a very large redemption that could affect Fund operations. In cases where a Fund uses assets other than cash for redemption payments, the value of the non-cash assets will be determined as of the redemption date; the value of the assets when received by the redeeming shareholder may be lower (or higher) than their value as of the redemption date. Redemptions paid with portfolio assets other than cash may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities and other assets directly. If a Fund deems redemption in kind advisable for the benefit of all shareholders, redemption in kind will consist of assets other than cash (or a combination of cash and other assets) equal in market value to the shares being redeemed. Redemptions in kind will generally result in (i) a pro rata distribution of each security and other assets, which may include cash; (ii) a distribution of securities and other assets (which may include cash) that are representative of the Fund's portfolio; (iii) a non-pro rata distribution of one or more individual securities and other assets (which may include cash); or (iv) a portion distributed on a pro rata basis and a portion distributed on a non-pro rata basis of individual securities and other assets, which may include cash. When you convert any securities distributed to you to cash, you may pay taxes and brokerage charges. Any securities received will also be subject to market risk until sold.

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Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

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Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. Some of these variations are described in the Appendix.

The current sales charge rates are as follows:

For the Equity Funds, Funds of Funds and Total Return Bond Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Underwriter Retention
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%
(1)	There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.
A CDSC of up to 1.00% of the purchase price will be charged to the Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.
For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.
Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

For the Tax-Free Bond Funds, Intermediate U.S. Government Fund, Short Duration Bond Fund, Corporate Fund and Securitized Opportunities Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Underwriter Retention
Up to $49,999	2.00%	2.04%	0.40%
$50,000 up to $99,999	1.75%	1.78%	0.30%
$100,000 up to $249,999	1.50%	1.52%	0.25%
$250,000 up to $499,999	1.00%	1.01%	0.20%
$500,000 and above(1)	0.00%	0.00%	0.00%
(1)	There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.
A CDSC of up to 0.50% of the purchase price will be charged to the Class A shareholders who purchased $500,000 or more, received a sales charge waiver and then redeem their shares within eighteen months after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.
For sales of over $500,000 or more, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to $5 million, 0.35% of the offering price from $5 million up to $10 million, and 0.25% of the offering price from $10 million up.

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Distribution Arrangements/Sales Charges

continued

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

For the Ultra Short Bond Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Underwriter Retention
Up to $49,999	0.50%	0.50%	0.10%
$50,000 up to $99,999	0.25%	0.25%	0.05%
$100,000 and above(1)	0.00%	0.00%	0.00%
(1)	There is no initial sales charge on purchases of $100,000 or more.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

If you sell your Class C Shares of a Fund and deposit the redemption proceeds in the Sterling Capital Deposit Account, you will not have to pay a CDSC at the time of redemption. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares you redeemed will be “tacked” to the holding period of the newly acquired Class C Shares.

Conversion Feature — Class C Shares

Effective February 1, 2019, except as noted below, Class C Shares of a Fund will automatically convert to Class A Shares of the same Fund after 10 years. Conversions will generally occur during the month of or following the 10-year anniversary of the share purchase date. Class C Shares that have been held for longer than 10 years as of February 1, 2019 will also convert to Class A Shares as soon as practicable following February 1, 2019 except as noted below. The automatic conversion will be based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. For Class C Shares held through a financial intermediary, automatic conversions to Class A Shares will occur in accordance with the policies and procedures of your financial intermediary, and the timing of this conversion may differ from the timing stated above. It is the financial intermediary’s (and not the Funds’) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. In particular, the Funds understand that group retirement plans held through third party intermediaries that hold Class C Shares in an omnibus account in certain instances do not track participant level share lot aging. Please consult with your financial intermediary about your eligibility to exercise this conversion privilege.

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent. You may include your accumulated holdings (as described and calculated under “Rights of Accumulation” below) for purposes of meeting the LOI investment amount.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

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•	Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the Sterling Capital Funds, BB&T and its affiliates, and the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);

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Distribution Arrangements/Sales Charges

continued

•	Class A Shares purchased directly from the Funds online at www.sterlingcapitalfunds.com;

•	Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in commission-based broker-dealer accounts do not qualify under this waiver;

•	Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares without a sales charge in connection with certain programs and/or accounts, such as wrap accounts or similar fee-based programs and self-directed investment brokerage accounts. Investors may be charged a separate fee by their broker or agent when effecting transactions in Class A Shares through a broker or agent that offers these special investment products;

•	Investors who purchase shares that are to be included in certain wrap accounts or similar fee-based programs, including such specified investors who trade through an omnibus account maintained with a Fund by a broker-dealer; and.

•	Investors who held shares of a Fund (other than Class A Shares) and are converted to, or exchanged into, Class A Shares of the same Fund subject to the policies and procedures of the financial intermediary through which such shares are held and provided that such shares are no longer subject to a CDSC.

A Fund may also waive the sales charge at anytime in its own discretion. Consult the Appendix and the SAI for more details concerning sales charges waivers and reductions.

Reinstatement Privilege

If you have sold Class A Shares of a Fund and decide to reinvest in Class A Shares of the same Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. In addition, there is no sales charge on Class A Shares if they are bought with proceeds from the sale of Institutional Shares of a Fund or acquired in an exchange of Institutional Shares of a Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Institutional Shares are not offered in this Prospectus; please consult the Institutional Shares prospectus for more information about Institutional Shares. You must provide a written request for reinstatement (or other appropriate documentation as may be required by your financial intermediary) and payment within 90 days of the date your instructions to sell were processed. For purposes of this reinstatement policy, automatic transactions (for example, systematic purchases, systematic redemptions, and payroll deductions) are not eligible.

Class C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70½.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by Sterling Capital or shares redeemed involuntarily in a similar situation.

Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.sterlingcapitalfunds.com.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

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•	The higher 12b-1 fee on Class C Shares, together with the CDSC, defrays the costs of advancing brokerage commissions to investment representatives.

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Distribution Arrangements/Sales Charges

continued

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Financial Intermediary Support Payments

Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or a of a particular share class of a Fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial advisor for additional information.

Shareholder Service Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Funds made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

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Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class C Shares generally may not be exchanged for Class A Shares except (i) as otherwise provided in the Appendix and (ii) provided that such shares are no longer subject to a CDSC, Class C Shares may be exchanged for, or converted to, Class A Shares of the same Fund  subject to the policies and procedures of any financial intermediary through which such shares are held. Class A and Class C Shares may also be exchanged for Institutional Shares and Class R6 Shares of the same Fund if you become eligible to purchase Institutional Shares or Class R6 Shares, respectively. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Systematic Exchanges

You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one Sterling Capital Fund for shares of the same class of another Sterling Capital Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to Sterling Capital Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page [192]. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your Sterling Capital Funds account and $1,000 in the Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

Conversions

Each Fund may in its discretion convert shares of one class into shares of a different class of the same Fund.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling

1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund and share class from which the exchange is to be made, and

•	The name of the Fund and share class into which the exchange is being made.

See “Selling your Shares” on page [190] for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Fund or share class that has no sales charge or a lower sales charge to a Fund or share class with a higher sales charge, absent the availability of a waiver, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund or share class into which you wish to exchange shares.

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Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account, limit exchange activity or reject any purchase order for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems or those of our service providers; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through accounts such as omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements. For the avoidance of doubt, the Funds’ market timing policies and procedures do not apply to intra-Fund exchanges (e.g., exchanges from one class of shares of a Fund to another class of shares of the same Fund).

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

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Each Fund has elected to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions. Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Bond Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends but not including exempt-interest dividends (described below) paid by a Fund, and net gains recognized on the sale, exchange or other taxable disposition of shares of a Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund Shareholders. Distributions from the Tax-Free Bond Funds of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders. A Fund of Funds will not be able to offset losses realized by one underlying fund in which it invests against income or gains from an investment in another underlying fund until the Fund of Funds disposes of shares of the underlying fund that realized the losses in a transaction qualifying for sale or exchange treatment. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders. A Fund of Funds may be eligible to report as qualified dividend income that portion of its distributions reported as such by underlying funds, elect to permit its shareholders to claim a credit or deduction with respect to foreign taxes paid by certain underlying funds, and to distribute exempt-interest dividends in the amount of any exempt-interest dividends received from underlying funds.

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Shareholder Information

Special Considerations Regarding a Fund’s Investments in Foreign Securities and Foreign Currencies. Income, gains and proceeds from a Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. If a Fund meets certain requirements relating to its asset holdings, and such Fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes paid by such Fund. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in such Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. Shareholders of Funds other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding a Fund’s Investments in Derivatives and Short Sale Transactions. Certain of a Fund’s investments, including certain options, futures, forwards, and swaps, and a Fund’s short sale transactions could affect the amount, timing and character of distributions you receive. In particular, a Fund’s transactions in options and short sales will likely increase the amount of net short-term capital gains realized by the Fund, and therefore, the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders. Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Internal Revenue Code properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI, generally are not subject to withholding of U.S. federal income tax.

Distributions by a Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares. A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General. Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

205

Shareholder Information

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Funds may each invest in exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

206

Shareholder Information

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

207

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Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was derived from the audited financial statements, which were audited by [ ], the Funds’ independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2018 are incorporated by reference into the Funds’ SAI, which is available upon request.

[PRINTER TO DROP IN TYPESET FINANCIAL HIGHLIGHTS]

209

Appendix

Appendix

Sales Charge Discounts and Waivers Available
from Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or statement of additional information.

Front-end Sales Load Waivers Available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as “Rights of Reinstatement”)

•	Class C Shares held for 10 years or more that are exchanged for Class A Shares of the same Fund

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 ½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement made available by Merrill Lynch

210

Appendix

continued

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

•	Shares exchanged from Class A or C shares into Institutional Shares1

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent

Breakpoints as described in this Prospectus

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

[1]	Notwithstanding such waiver, Merrill Lynch will remit to the Fund’s distributor a portion of the CDSC otherwise payable upon sale of such shares.

211

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A Share purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective February 1, 2019, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C Shares of the same Fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C Shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A Shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

212

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C Shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in this Prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this Prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

213

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds P.O. Box 9762 Providence, RI 02940-9762 Telephone: 1-800-228-1872 Internet: www.sterlingcapitalfunds.com*

*	The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file no. 811-06719.

214

Prospectus

February 1, 2019

EQUITY FUNDS
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND	INSTITUTIONAL: BBISX		CLASS R6: STRAX
STERLING CAPITAL MID VALUE FUND	INSTITUTIONAL: OVEIX	CLASS R: OVERX	CLASS R6: STRMX
STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND	INSTITUTIONAL: SPSCX	CLASS R: SPSRX	CLASS R6: STRBX
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND	INSTITUTIONAL: BOPIX	CLASS R: BOPRX	CLASS R6: STRSX
STERLING CAPITAL EQUITY INCOME FUND	INSTITUTIONAL: BEGIX	CLASS R: BAERX	CLASS R6: STREX
STERLING CAPITAL BEHAVIORAL INTERNATIONAL EQUITY FUND	INSTITUTIONAL: SBIIX		CLASS R6: STRCX
STERLING CAPITAL STRATTON MID CAP VALUE FUND	INSTITUTIONAL: STRGX
STERLING CAPITAL STRATTON REAL ESTATE FUND	INSTITUTIONAL: STMDX
STERLING CAPITAL STRATTON SMALL CAP VALUE FUND	INSTITUTIONAL: STSCX
STERLING CAPITAL SMID OPPORTUNITIES FUND	INSTITUTIONAL: SMDOX

BOND FUNDS

TAXABLE BOND FUNDS
STERLING CAPITAL ULTRA SHORT BOND FUND	INSTITUTIONAL: BUSIX
STERLING CAPITAL SHORT DURATION BOND FUND	INSTITUTIONAL: BBSGX
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND	INSTITUTIONAL: BBGVX
STERLING CAPITAL TOTAL RETURN BOND FUND	INSTITUTIONAL: BIBTX	CLASS R: BICRX	CLASS R6: STRDX
STERLING CAPITAL CORPORATE FUND	INSTITUTIONAL: SCCPX
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	INSTITUTIONAL: SCSPX
TAX-FREE BOND FUNDS

STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: BKITX
STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: BMAIX
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: BBNTX
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: BSCIX
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: BVATX
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL: OWVAX

FUNDS OF FUNDS
STERLING CAPITAL DIVERSIFIED INCOME FUND	INSTITUTIONAL: BMGTX
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND	INSTITUTIONAL: BCGTX
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND	INSTITUTIONAL: BCMTX

Institutional, Class R and Class R6 Shares

Questions?

Call 1-800-228-1872
or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Sterling Capital Funds (each, a “Fund” and, collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.sterlingcapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-228-1872 [or by sending an e-mail request to [__]].

[Beginning on February 1, 2019,] you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-228-1872 [or send an email request to [__]] to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Sterling Capital Funds	Table of Contents

Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.

Equity Funds
[]	Behavioral Large Cap Value Equity Fund
[]	Mid Value Fund
[]	Behavioral Small Cap Value Equity Fund
[]	Special Opportunities Fund
[]	Equity Income Fund
[]	Behavioral International Equity Fund
[]	Stratton Mid Cap Value Fund
[]	Stratton Real Estate Fund
[]	Stratton Small Cap Value Fund
[]	SMID Opportunities Fund
Bond Funds
[]	Ultra Short Bond Fund
[]	Short Duration Bond Fund
[]	Intermediate U.S. Government Fund
[]	Total Return Bond Fund
[]	Corporate Fund
[]	Securitized Opportunities Fund
[]	Kentucky Intermediate Tax-Free Fund
[]	Maryland Intermediate Tax-Free Fund
[]	North Carolina Intermediate Tax-Free Fund
[]	South Carolina Intermediate Tax-Free Fund
[]	Virginia Intermediate Tax-Free Fund
[]	West Virginia Intermediate Tax-Free Fund
Funds of Funds
[]	Diversified Income Fund
[]	Strategic Allocation Balanced Fund
[]	Strategic Allocation Growth Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.		Equity Funds
	[]	Behavioral Large Cap Value Equity Fund
	[]	Mid Value Fund
	[]	Behavioral Small Cap Value Equity Fund
	[]	Special Opportunities Fund
	[]	Equity Income Fund
	[]	Behavioral International Equity Fund
	[]	Stratton Mid Cap Value Fund
	[]	Stratton Real Estate Fund
	[]	Stratton Small Cap Value Fund
	[]	SMID Opportunities Fund
Bond Funds
	[]	Ultra Short Bond Fund
	[]	Short Duration Bond Fund
	[]	Intermediate U.S. Government Fund
	[]	Total Return Bond Fund

Sterling Capital Funds	Table of Contents

[]	Corporate Fund
[]	Securitized Opportunities Fund
[]	Kentucky Intermediate Tax-Free Fund
[]	Maryland Intermediate Tax-Free Fund

Additional Investment Strategies and Risks
[]	North Carolina Intermediate Tax-Free Fund
[]	South Carolina Intermediate Tax-Free Fund
[]	Virginia Intermediate Tax-Free Fund
[]	West Virginia Intermediate Tax-Free Fund
Funds of Funds
[]	Diversified Income Fund
[]	Strategic Allocation Balanced Fund
[]	Strategic Allocation Growth Fund
[]	Investment Practices
[]	Additional Information about the Funds’ Investments
[]	Investment Risks

Fund Management
Review this section for details on the people and organizations who oversee the Funds.	[]	The Investment Adviser
	[]	Portfolio Managers
	[]	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	[]	Choosing a Share Class
	[]	Pricing of Fund Shares
	[]	Purchasing and Adding to Your Shares
	[]	Selling Your Shares
	[]	General Policies on Selling Shares
	[]	Distribution and Shareholder Service (12b-1) Fees
	[]	Exchanging Your Shares
	[]	Cost Basis Reporting
	[]	Market Timing Policies
	[]	Dividends, Distributions and Taxes
	[]	Additional Information About the Funds

Other Information About the Funds
[]	Financial Highlights

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Institutional Shares BBISX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December [ ], 2018, the smallest company in the S&P 500® Index had a market capitalization of $[ ]billion and the largest company had a market capitalization of $[ ]billion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2013

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2013

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Class R6 Shares STRAX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%

[(1)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.58% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December [ ], 2018, the smallest company in the S&P 500® Index had a market capitalization of $[ ]billion and the largest company had a market capitalization of $[ ]billion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

Summary	Sterling Capital Behavioral Large Cap Value Equity Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares	Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Mid Value Fund

Summary	Sterling Capital Mid Value Fund

Institutional Shares OVEIX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Mid Value Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $1 billion and $30 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Summary	Sterling Capital Mid Value Fund

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Mid Value Fund

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Timothy P. Beyer, CFA
Managing Director of Sterling Capital and Lead Portfolio Manager
Since July 2005

Patrick W. Rau, CFA
Managing Director of Sterling Capital and Associate Portfolio Manager
Since February 2016

Summary	Sterling Capital Mid Value Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Mid Value Fund

Summary	Sterling Capital Mid Value Fund

Class R Shares OVERX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Mid Value Fund

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $1 billion and $30 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Summary	Sterling Capital Mid Value Fund

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Mid Value Fund

Class R Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years(1)	10 Years(1)
Class R Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Timothy P. Beyer, CFA
Managing Director of Sterling Capital and Lead Portfolio Manager
Since July 2005

Summary	Sterling Capital Mid Value Fund

Patrick W. Rau, CFA
Managing Director of Sterling Capital and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Mid Value Fund

Summary	Sterling Capital Mid Value Fund

Class R6 Shares STRMX

Investment Objective	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2), (3)	[]%

[(1)	The Acquired Fund Fees and Expenses shown in the table is based on estimated expenses of indirect investments.]
[(2)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.83% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Mid Value Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $1 billion and $30 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	Sterling Capital Mid Value Fund

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Mid Value Fund

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Timothy P. Beyer, CFA
Managing Director of Sterling Capital and Lead Portfolio Manager
Since inception

Patrick W. Rau, CFA
Managing Director of Sterling Capital and Associate Portfolio Manager
Since inception

Summary	Sterling Capital Mid Value Fund

Purchase and Sale of Fund Shares

Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Institutional Shares
SPSCX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December [ ], 2018, the smallest company in the Russell 2000® Index had a market capitalization of $ [ ] million and the largest company had a market capitalization of $[ ]billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Class R Shares
SPSRX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December [ ], 2018, the smallest company in the Russell 2000® Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class R Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since June 2013

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Class R6 Shares STRBX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%
[ (1)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.73% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December [ ], 2018, the smallest company in the Russell 2000® Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

Summary	Sterling Capital Behavioral Small Cap Value Equity Fund

[ (1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares	Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Special Opportunities Fund

Institutional Shares BOPIX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital Special Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	Sterling Capital Special Opportunities Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Summary	Sterling Capital Special Opportunities Fund

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 3000® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Summary	Sterling Capital Special Opportunities Fund

After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Special Opportunities Fund

Class R Shares BOPRX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital Special Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	Sterling Capital Special Opportunities Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Summary	Sterling Capital Special Opportunities Fund

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class R Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 3000® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Summary	Sterling Capital Special Opportunities Fund

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Special Opportunities Fund

Summary	Sterling Capital Special Opportunities Fund

Class R6 Shares STRSX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses (1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%

[(1)	The Acquired Fund Fees and Expenses shown in the table is based on estimated expenses of indirect investments.]

[(2)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.78% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Special Opportunities Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Special Opportunities Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Summary	Sterling Capital Special Opportunities Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Special Opportunities Fund

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 3000® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since inception

Purchase and Sale of Fund Shares	Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Summary	Sterling Capital Special Opportunities Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Equity Income Fund

Institutional Shares BEGIX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Equity Income Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Summary	Sterling Capital Equity Income Fund

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Equity Income Fund

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Summary	Sterling Capital Equity Income Fund

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Equity Income Fund

Class R Shares BAERX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Equity Income Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Summary	Sterling Capital Equity Income Fund

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Summary	Sterling Capital Equity Income Fund

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class R Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and

Lead Portfolio Manager
Since inception

Summary	Sterling Capital Equity Income Fund

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Equity Income Fund

Class R6 Shares STREX

Investment Objective	The Fund seeks capital growth and current income.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%

[(1)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.66% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Equity Income Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Summary	Sterling Capital Equity Income Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Summary	Sterling Capital Equity Income Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 1000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

Summary	Sterling Capital Equity Income Fund

[(1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

George F. Shipp, CFA
Senior Managing Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since inception

Purchase and Sale of Fund Shares	Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral International Equity Fund

Institutional Shares SBIIX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%
[(1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Behavioral International Equity Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Summary	Sterling Capital Behavioral International Equity Fund

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Summary	Sterling Capital Behavioral International Equity Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	Since Inception
Institutional Shares		(11/28/14)
Return Before Taxes	[]%	[]%
Return After Taxes on Distributions	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%
MSCI EAFE® Net Index		(11/30/14)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Summary	Sterling Capital Behavioral International Equity Fund

After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares are also available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan (which may be taxable upon withdrawal) or an individual retirement account (which may be taxable upon withdrawal).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Behavioral International Equity Fund

Class R6 Shares STRCX

Investment Objective	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6 Shares
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1), (2)	[]%
Total Annual Find Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%
[(1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]
[(2)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.62% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Behavioral International Equity Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Summary	Sterling Capital Behavioral International Equity Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Summary	Sterling Capital Behavioral International Equity Fund

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Behavioral International Equity Fund

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	Since Inception
Institutional Shares(1)		(11/28/14)
Return Before Taxes	[]%	[]%
Return After Taxes on Distributions	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%
MSCI EAFE® Net Index		(11/30/14)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%

[(1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Robert W. Bridges, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Robert O. Weller, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Summary	Sterling Capital Behavioral International Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Stratton Mid Cap Value Fund

Institutional Shares
STRGX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital Stratton Mid Cap Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of December [ ], 2018, the capitalization range of the Russell Midcap® Index was between $[ ] billion and $[ ] billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Summary	Sterling Capital Stratton Mid Cap Value Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Stratton Mid Cap Value Fund

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[ (1)	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Shawn M. Gallagher, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Summary	Sterling Capital Stratton Mid Cap Value Fund

Andrew T. DiZio, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015*

*	Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012. Mr. DiZio served as an associate portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
Automatic Investment Plan	$1,000,000	$25
*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Stratton Real Estate Fund

Institutional Shares
STMDX

Investment Objective	The Fund seeks total return through investment in real estate securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Stratton Real Estate Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Summary	Sterling Capital Stratton Real Estate Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Stratton Real Estate Fund

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
FTSE NAREIT All Equity REITs Index(2)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
S&P 500® Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]

[ (2)	Returns for the FTSE Nareit All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Summary	Sterling Capital Stratton Real Estate Fund

Portfolio Managers

Andrew T. DiZio, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Shawn M. Gallagher, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015*

*	Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012. Mr. Gallagher served as an associate portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
Automatic Investment Plan	$1,000,000	$25
*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Stratton Small Cap Value Fund

Institutional Shares
STSCX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	[]%

[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

[(2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Stratton Small Cap Value Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of December [ ], 2018, the market capitalization of the largest company in the Russell 2000® Index was $[ ] billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Summary	Sterling Capital Stratton Small Cap Value Fund

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Stratton Small Cap Value Fund

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Gerald M. Van Horn, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since November 16, 2015*

Summary	Sterling Capital Stratton Small Cap Value Fund

Shawn M. Gallagher, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015

Andrew T. DiZio, CFA
Director of Sterling Capital and Associate Portfolio Manager
Since November 16, 2015

* Mr. Van Horn served as a portfolio manager of the Predecessor Fund since 2000.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
Automatic Investment Plan	$1,000,000	$25

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital SMID Opportunities Fund

Institutional Shares
SMDOX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%

[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

[ (2)	The Fund’s adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.79% of the Institutional Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital SMID Opportunities Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December [ ], 2018, the capitalization range of the Russell 2500™ Index was between $[ ] million and $[ ] billion and the capitalization range of the Russell Midcap® Index was between $[ ] billion and $[ ] billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital SMID Opportunities Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Summary	Sterling Capital SMID Opportunities Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Return for year ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital SMID Opportunities Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	Since Inception
Institutional Shares		(10/3/16)
Return Before Taxes	[]%	[]%
Return After Taxes on Distributions	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%
Russell 2500® Index		(9/30/16)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Joshua L. Haggerty, CFA
Executive Director of Sterling Capital and
Lead Portfolio Manager
Since inception

Adam B. Bergman, CFA
Executive Director of Sterling Capital and
Associate Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Summary	Sterling Capital Stratton Small Cap Value Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Ultra Short Bond Fund

Institutional Shares BUSIX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]
[ (2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.10% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Ultra Short Bond Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

Summary	Sterling Capital Ultra Short Bond Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Summary	Sterling Capital Ultra Short Bond Fund

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Summary	Sterling Capital Ultra Short Bond Fund

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Ultra Short Bond Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	Since Inception
Institutional Shares			(11/30/12)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
FTSE 6 Month Treasury Bill Index			(11/30/12)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Summary	Sterling Capital Ultra Short Bond Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Short Duration Bond Fund

Institutional Shares

BBSGX

Investment Objective	The Fund seeks to provide current income and competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%
[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.20% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Short Duration Bond Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

Summary	Sterling Capital Short Duration Bond Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Summary	Sterling Capital Short Duration Bond Fund

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Summary	Sterling Capital Short Duration Bond Fund

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Short Duration Bond Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Government Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Summary	Sterling Capital Short Duration Bond Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Intermediate U.S. Government Fund

Institutional Shares

BBGVX

Investment Objective	The Fund seeks current income consistent with the preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Intermediate U.S. Government Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds, municipal securities and the shares of other investment companies. The Fund may also invest in Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on duration, yield curve structure and sector allocation based upon economic outlook and market expectations. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Summary	Sterling Capital Intermediate U.S. Government Fund

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Summary	Sterling Capital Intermediate U.S. Government Fund

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Intermediate U.S. Government Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Government Intermediate Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Brad D. Eppard, CFA
Director of Sterling Capital and Lead Portfolio Manager
Since July 2003

Neil T. Grant, CFA
Managing Director of Sterling Capital and
Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Summary	Sterling Capital Intermediate U.S. Government Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Total Return Bond Fund

Institutional Shares

BIBTX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%

[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.25% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Total Return Bond Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Summary	Sterling Capital Total Return Bond Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Summary	Sterling Capital Total Return Bond Fund

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Summary	Sterling Capital Total Return Bond Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Total Return Bond Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since January 2008

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Summary	Sterling Capital Total Return Bond Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Total Return Bond Fund

Class R Shares

BICRX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%

[(1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.25% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Total Return Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Summary	Sterling Capital Total Return Bond Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Summary	Sterling Capital Total Return Bond Fund

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Summary	Sterling Capital Total Return Bond Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Total Return Bond Fund

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Class R Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%
[(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since January 2008

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Summary	Sterling Capital Total Return Bond Fund

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Total Return Bond Fund

Class R6 Shares
STRDX

Investment Objective	The Fund seeks a high level of current income and a competitive total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of  the value of your investment)

Class R6 Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1), (2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%
[ (1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.25% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

[ (2)	The Fund’s administrator, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class R6 Shares exceed 0.35% of the Class R6 Shares’ average daily net assets for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.]

Example

This example is intended to help you compare the cost of investing in the Fund with  the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares  at the end of those periods. The example also assumes, that your investment has a 5%  return each year and that the Fund’s operating expenses remain the same, [except for  the expiration of the current contractual expense limitation on January 31, 2020]. Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Total Return Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells  securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate  higher transaction costs and may result in higher taxes when Fund shares are held in a  taxable account. These costs, which are not reflected in annual fund operating  expenses or in the example, affect the Fund’s performance. During the most recent  fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its  portfolio.

Strategy, Risks and Performance	Principal Strategy

The Fund seeks above-average total return through any combination of current  income and capital appreciation. To pursue its investment objective, the Fund will  invest, under normal circumstances, at least 80% of its net assets plus borrowings for  investment purposes in a diversified portfolio of bonds, including: securities issued or  guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds,  asset-backed securities, mortgage-backed securities, including commercial  mortgage-backed securities and collateralized mortgage obligations, municipal  securities, and convertible securities. The Fund also may invest in U.S.  dollar-denominated foreign and emerging market securities. The Fund will invest the  portion of its assets invested in corporate bonds primarily in investment grade (rated  at the time of purchase in one of the four highest rating categories by a nationally  recognized statistical rating organization (“NRSRO”), or are determined by the  portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the  Fund’s total assets may be invested in either, or a combination of, (i) bonds that are  below investment grade, which are commonly referred to as “high yield” or “junk”  bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment  management approach focusing on interest rate risk, allocation among sectors, credit  risk, and individual securities selection. The portfolio manager focuses on macro  trends in the economy to establish a duration target that reflects the outlook for the  future direction of interest rates. For yield curve management, in addition to the trend  in interest rates, other factors such as future inflation expectations, supply factors, and  future interest rate expectations are considered. Sector weightings are driven by a  combination of the portfolio manager’s macro view on interest rates and volatility as  well as relative spread analysis. Utilizing fundamental analysis the portfolio manager  then selects individual securities consistent with the target by looking for the best  relative values within particular sectors. The analysis includes an attempt to  understand the structure and embedded features of potential securities. Features that  are analyzed include puts, calls, sinking fund requirements, prepayment and extension  risk, and individual company financial data for potential corporate holdings. Scenario  analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce  exposure to a particular sector, if the portfolio manager sees a deterioration in the  underlying fundamentals of an issuer or if the actions of the issuer violate the  investment thesis of owning the security, when the portfolio manager finds other  attractive securities that the portfolio manager believes are less expensive and offer  relatively greater income or growth potential, and in response to macro level  adjustments to duration and yield curve contributions.

Summary	Sterling Capital Total Return Bond Fund

The Fund may invest in certain types of derivative instruments for hedging and  investment purposes. Although the Fund may invest in derivatives of any kind, the  Fund currently expects to invest in futures contracts and forward foreign currency  contracts to gain efficient investment exposures as an alternative to cash investments  or to hedge against portfolio exposures, and credit default swaps and interest rate  swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge  against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it  will achieve its investment objective. An investment in the Fund is not a deposit or  obligation of any bank, is not endorsed or guaranteed by any bank and is not insured  by the Federal Deposit Insurance Corporation (“FDIC”) or any other government  agency. You may lose money by investing in the Fund. Below are all of the principal  risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will  decline due to an increase in interest rates. Interest rate risk is generally higher for  longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal  payments on its debt securities such as bonds. The lower a security’s rating, the  greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in  interest rates. Income risk is generally higher for shorter-term bonds and lower for  longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to  governmental intervention, economic or market developments (including potentially a  reduction in the number of broker-dealers willing to engage in market-making  activity), or other factors, experience periods of increased volatility and reduced  liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or  otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or  impossible to sell at the time and the price that would normally prevail in the market.  The seller may have to lower the price, sell other securities instead or forego an  investment opportunity, any of which could have a negative effect on Fund  management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will  exercise its right to pay principal on an obligation earlier or later than expected. This  may happen when there is a rise or fall in interest rates. These events may shorten or  lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of  these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when  securities are called, the Fund may have to reinvest in securities with a lower yield or  fail to recover additional amounts (i.e., premiums) paid for securities with higher  interest rates, resulting in an unexpected capital loss. Call risk is the possibility that,  during periods of declining interest rates, a bond issuer will “call”  —  or repay  —  higher-yielding bonds before their stated maturity date. In both cases, investors receive  their principal back and are typically forced to reinvest it in bonds that pay lower  interest rates.

Summary	Sterling Capital Total Return Bond Fund

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are  securities that are rated below investment grade by the primary rating agencies. These  securities are considered speculative and involve greater risk of loss than investment  grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or  guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie  Mae or Freddie Mac securities). Although U.S. government securities issued directly by  the U.S. government are guaranteed by the U.S. Treasury, other U.S. government  securities issued by an agency or instrumentality of the U.S. government may not be.  No assurance can be given that the U.S. government would provide financial support  to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies  and in securities that trade in, or receive revenues in, foreign currencies are subject to  the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated  with investing in U.S. securities. Foreign securities may be adversely affected by  various factors, including currency fluctuations and social, economic or political  instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of  derivatives. The primary risk with many derivatives is that they can amplify a gain or  loss, potentially earning or losing substantially more money than the actual cost of the  derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to  support its obligations under its derivatives positions. The Fund’s use of derivatives  such as futures transactions and swap transactions involves other risks, such as the  credit risk relating to the other party to a derivative contract (which is greater for  swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing  and valuation, the risk that changes in the value of a derivative may not correlate  perfectly with relevant assets, rates or indices, and the risk of losing more than the  initial margin required to initiate derivatives positions. There is also the risk that the  Fund may be unable to terminate or sell a derivatives position at an advantageous time  or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other  asset-backed securities may be particularly sensitive to changes in prevailing interest  rates. Rising interest rates tend to extend the duration of mortgage-backed securities,  making them more sensitive to changes in interest rates, and may reduce the market  value of the securities. Mortgage-backed securities are also subject to pre-payment risk.  Due to their often complicated structures, various mortgage-backed and asset-backed  securities may be difficult to value and may constitute illiquid securities. Furthermore,  debtors may be entitled to the protection of a number of state and federal consumer  protection credit laws with respect to these securities, which may give the debtor the  right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states,  territories and possessions of the United States and their political subdivisions,  agencies and instrumentalities and the District of Columbia to obtain funds for various  public purposes. Municipal obligations are subject to more credit risk than U.S.  government securities that are supported by the full faith and credit of the United  States. The ability of municipalities to meet their obligations will depend on the  availability of tax and other revenues, economic, political and other conditions within  the state and municipality, and the underlying fiscal condition of the state and  municipality. As with other fixed income securities, municipal securities also expose  their holders to market risk because their values typically change as interest rates  fluctuate.

Summary	Sterling Capital Total Return Bond Fund

Convertible Securities Risk: Convertible securities are securities that may be  converted or exchanged into shares of an underlying stock or other asset at a stated  exchange ratio or predetermined price. The market value of convertible securities  tends to decline as interest rates increase and may be affected by changes in the price  of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its  transaction costs (thereby lowering its performance) and may increase the amount of  taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital  gains and increasing the portion of the Fund’s realized capital gains that are short-term  capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect  the Fund’s service providers, counterparties, market participants, or issuers of  securities held by the Fund may adversely affect the Fund and its shareholders,  including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment  Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in  the Fund. The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 years  compared with those of a broad measure of market performance. The Fund’s past  performance (before and after taxes) is not necessarily an indication of how the Fund  will perform in the future. Updated performance information is available at no cost  by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Summary	Sterling Capital Total Return Bond Fund

Average Annual Total Returns as of December 31, 2018(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[ (1)	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.]

After-tax returns are calculated using the historical highest individual federal marginal  income tax rates and do not reflect the impact of state and local taxes. Actual after-tax  returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through  tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser
Sterling Capital Management LLC

Portfolio Managers

Mark Montgomery, CFA

Senior Managing Director of Sterling Capital and

Senior Fixed Income Co-Portfolio Manager

Since inception

Richard T. LaCoff

Senior Managing Director of Sterling Capital and

Senior Fixed Income Co-Portfolio Manager

Since inception

Purchase and Sale of Fund Shares	Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Fund at an omnibus level). R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information regarding purchasing, redeeming and exchanging shares.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Corporate Fund

Institutional Shares SCCPX

Investment Objective	The Fund seeks to maximize total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Corporate Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 3 and 7 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Corporate Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Summary	Sterling Capital Corporate Fund

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Summary	Sterling Capital Corporate Fund

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	Since Inception
Institutional Shares(1)			(6/30/11)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays Corporate Intermediate Bond Index			(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

[(1)	Performance of Institutional Shares prior to February 1, 2013 is based on the performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013.]

Summary	Sterling Capital Corporate Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Richard T. LaCoff
Senior Managing Director of Sterling Capital and
Senior Fixed Income Co-Portfolio Manager
Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Securitized Opportunities Fund

Institutional Shares SCSPX

Investment Objective	The Fund seeks to maximize total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%
Fee Waiver or Expense Reimbursement(1)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	[]%

[(1)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.31% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital Securitized Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index.

Summary	Sterling Capital Securitized Opportunities Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Summary	Sterling Capital Securitized Opportunities Fund

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Summary	Sterling Capital Securitized Opportunities Fund

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Securitized Opportunities Fund

Institutional Shares Annual Total Returns for years ended 12/31(1)

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	Since Inception
Institutional Shares(1)			(6/30/11)
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
Bloomberg Barclays U.S. Mortgage Backed Securities Index			(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	2.47[]%

[(1)	Performance of Institutional Shares prior to February 1, 2013 is based on the performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Michael Z. Sun, CFA
Executive Director of Sterling Capital and Co-Portfolio Manager
Since February 2014

Jeffrey D. Ormsby, CFA
Director of Sterling Capital and Co-Portfolio Manager
Since February 2016

Byron G. Mims, CFA
Director of Sterling Capital and Co-Portfolio Manager
Since February 2016

Summary	Sterling Capital Securitized Opportunities Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Institutional Shares BKITX

Investment Objective	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%

[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky (e.g., adverse changes in Kentucky economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

Summary	Sterling Capital Kentucky Intermediate Tax-Free Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since inception

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Institutional Shares BMAIX

Investment Objective	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland (e.g., adverse changes in Maryland economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Summary	Sterling Capital Maryland Intermediate Tax-Free Fund

After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since inception

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Institutional Shares
BBNTX

Investment Objective	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

Summary	Sterling Capital North Carolina Intermediate Tax-Free Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Institutional Shares
BSCIX

Investment Objective	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

Summary	Sterling Capital South Carolina Intermediate Tax-Free Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Institutional Shares
BVATX

Investment Objective	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Summary	Sterling Capital Virginia Intermediate Tax-Free Fund

After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Institutional Shares
OWVAX

Investment Objective	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Total Annual Fund Operating Expenses	[]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Strategy, Risks and Performance	Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index
(reflects no deductions for fees, expenses, or taxes)	[]%	[]%	[]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Summary	Sterling Capital West Virginia Intermediate Tax-Free Fund

After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC ("Sterling Capital")

Portfolio Managers

Robert F. Millikan, CFA
Executive Director of Sterling Capital and Lead Portfolio Manager
Since February 2000

Michael P. McVicker
Executive Director of Sterling Capital, Municipal Analyst
and Associate Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Diversified Income Fund

Institutional Shares BMGTX

Investment Objective	The Fund seeks income and capital appreciation by investing in a broad range of income generating asset classes and strategies.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
[ (1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Summary	Sterling Capital Diversified Income Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation while utilizing the Underlying Funds to express their view. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Summary	Sterling Capital Diversified Income Fund

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital Management LLC (“Sterling Capital”) may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Summary	Sterling Capital Diversified Income Fund

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Summary	Sterling Capital Diversified Income Fund

Energy and Natural Resource Company Risk: An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs.

•	Extreme weather and environmental hazards could impact the value of MLP securities.

•	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Summary	Sterling Capital Diversified Income Fund

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

Summary	Sterling Capital Diversified Income Fund

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Diversified Income Fund

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
40% MSCI World Index/
60% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%

[ (1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[ (2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Summary	Sterling Capital Diversified Income Fund

Management	Investment Adviser Sterling Capital Management LLC

Portfolio Managers

Shane A. Burke
Director of Sterling Capital, Investment Analyst with Sterling Capital
Advisory Solutions Team, and Co-Portfolio Manager
Since June 2015

Brandon W. Carl, CFA
Director of Sterling Capital, Investment Analyst with Sterling Capital
Advisory Solutions Team, and Co-Portfolio Manager
Since May 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Strategic Allocation Balanced Fund

Institutional Shares BCGTX

Investment Objective	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1), (2)	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]
[(2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Strategic Allocation Balanced Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 40% to 75% of its total assets in underlying funds which invest mainly in equity securities and 20% to 50% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Strategic Allocation Balanced Fund

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Summary	Sterling Capital Strategic Allocation Balanced Fund

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Strategic Allocation Balanced Fund

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
60% MSCI World Index/
40% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%
[(1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[(2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Summary	Sterling Capital Strategic Allocation Balanced Fund

Portfolio Managers

James C. Willis, CFA
Managing Director of Sterling Capital,
Director of Sterling Capital Advisory Solutions Team
and Co-Portfolio Manager
Since October 2010

Jeffrey J. Schappe, CFA
Managing Director of Sterling Capital, Chief Market Strategist
and Co-Portfolio Manager
Since March 2005

Kevin J. Stoll, CFA
Executive Director of Sterling Capital, Head of Quantitative Research
and Co-Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary	Sterling Capital Strategic Allocation Growth Fund

Institutional Shares BCMTX

Investment Objective	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[]%
Acquired Fund Fees and Expenses(1)	[]%
Total Annual Fund Operating Expenses(1)	[]%
Fee Waiver or Expense Reimbursement(2)	[]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	[]%

[(1)	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

[(2)	The Fund’s adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2019 through January 31, 2020. This contractual limitation may be terminated during this period only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, [except for the expiration of the current contractual expense limitation on January 31, 2020.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary	Sterling Capital Strategic Allocation Growth Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$[]	$[]	$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 55% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 5% to 35% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Summary	Sterling Capital Strategic Allocation Growth Fund

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Summary	Sterling Capital Strategic Allocation Growth Fund

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Summary	Sterling Capital Strategic Allocation Growth Fund

Institutional Shares Annual Total Returns for years ended 12/31

[2018 DATA TO BE INCLUDED BY AMENDMENT]

Best quarter:	[]%	[xx/xx/xx]
Worst quarter:	[]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
75% MSCI World Index/
25% Bloomberg Barclays U.S. Aggregate Bond Index	[]%	[]%	[]%
MSCI World Index
(reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)(1)	[]%	[]%	[]%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses, or taxes)(2)	[]%	[]%	[]%

[(1)	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.]

[(2)	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund’s performance compared with the returns of U.S. bond markets generally.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Management	Investment Adviser Sterling Capital Management LLC

Summary	Sterling Capital Strategic Allocation Growth Fund

Portfolio Managers

James C. Willis, CFA
Managing Director of Sterling Capital,
Director of Sterling Capital Advisory Solutions Team
and Co-Portfolio Manager
Since October 2010

Jeffrey J. Schappe, CFA
Managing Director of Sterling Capital, Chief Market Strategist
and Co-Portfolio Manager
Since March 2005

Kevin J. Stoll, CFA
Executive Director of Sterling Capital, Head of Quantitative Research
and Co-Portfolio Manager
Since February 2016

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

Equity Funds

Behavioral Large Cap Value Equity Fund, Mid Value Fund, Behavioral Small Cap Value Equity Fund, Special Opportunities Fund, Equity Income Fund, Behavioral International Equity Fund, Stratton Mid Cap Value Fund, Stratton Real Estate Fund, Stratton Small Cap Value Fund and SMID Opportunities Fund (“Equity Funds”)

All Equity Funds: Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. The Behavioral International Equity Fund may invest without limitation in foreign securities. Other Equity Funds will not invest in foreign securities if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by a Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund, the Special Opportunities Fund and SMID Opportunities Fund).

Stratton Mid Cap Value Fund and Stratton Small Cap Value Fund — The common stocks in which a Fund invests are of well-established companies that Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Stratton Real Estate Fund — Examples of companies that might be included in Stratton Real Estate Fund portfolio are, but are not limited to, the following: REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains. The Fund may invest in warrants, stock purchase rights of equity securities and non-convertible debt securities.

Bond Funds

Ultra Short Bond Fund, Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund and Securitized Opportunities Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds,” together with the Taxable Bond Funds, the “Bond Funds”)

All Bond Funds (except Ultra Short Bond Fund): Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

“Dollar-weighted average maturity” - As used in a Fund’s “Principal Strategy” section, the term dollar-weighted average maturity is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of a Fund’s portfolio.

Ultra Short Bond Fund: Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund’s weighted average portfolio maturity, the weighted average life to maturity of these securities will be used. The weighted average life to maturity of these securities reflects the average time it takes for a dollar of principal of the security to be repaid.

Additional Investment Strategies and Risks

“Dollar-weighted average maturity” - As used in the Fund’s “Principal Strategy” section, the term dollar-weighted average maturity is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of the Fund’s portfolio.

Ultra Short Bond Fund — The Fund may invest in shares of other investment companies.

Short Duration Bond Fund — The Fund may invest in shares of other investment companies.

Intermediate U.S. Government Fund — The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers or other non-U.S. government securities. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund — The Fund may also invest in short-term obligations and the shares of other investment companies.

Corporate Fund — The Fund may invest in (i) mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations and (ii) asset-backed securities.

Corporate Fund and Securitized Opportunities Fund — The Funds may invest in short-term obligations and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures. If deemed appropriate under the circumstances, each Tax-Free Bond Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Funds of Funds

Diversified Income Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of funds in which a Fund invests (the “Underlying Funds”), which invest in equity securities, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Equity Funds and Bond Funds

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies and will include such investments in their respective percentage totals.

Additional Investment Strategies and Risks

All Funds

Active Trading — Each Equity Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the portion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Emerging and Developed Markets — The term “developed markets” means those countries included in the MSCI World Index, a global developed markets index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Non-Fundamental Policies — Unless otherwise identified above as fundamental, the investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. Also except as otherwise noted, the investment policies and restrictions described in this Prospectus are also non-fundamental, and may be changed without shareholder approval.

Investing Share Proceeds — On days during which there are net purchases of Fund shares, a Fund must invest the proceeds at prevailing market yields or hold cash. If a Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause a Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of a Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Temporary Defensive Measures — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Equity Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Equity Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice. The Funds do not currently include the value of a Fund’s investments in derivatives for purposes of calculating compliance with the Funds’ name policies.

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques each Fund may use as a part of either its principal or non-principal strategy. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset-Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When-Issueds	Debt Securities	Derivatives	Emerging Markets	Exchange- Traded Notes	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High- Yield/ High-Risk Debt Securities	Illiquid Securities	Investment Company Securities
Equity Funds
Behavioral Large Cap Value Equity Fund		X	X	X	X	X	X		X			X	X
Mid Value Fund		X	X	X	X	X	X		X			X	X
Behavioral Small Cap Value Equity Fund		X	X	X	X	X	X		X			X	X
Special Opportunities Fund	X	X	X	X	X	X	X		X	X	X	X	X
Equity Income Fund	X	X	X	X	X	X	X		X	X	X	X	X
Behavioral International Equity Fund	X	X	X	X	X	X	X		X	X	X	X	X
Stratton Mid Cap Value Fund		X	X	X	X	X	X		X			X	X
Stratton Real Estate Fund		X	X	X	X	X	X		X			X	X
Stratton Small Cap Value Fund		X	X	X	X	X	X		X			X	X
SMID Opportunities Fund		X				X						X	X
Bond Funds
Ultra Short Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Short Duration Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Intermediate U.S. Government Fund	X			X	X	X	X			X		X	X
Total Return Bond Fund	X	X	X	X	X	X	X		X	X	X	X	X
Corporate Fund	X	X	X	X	X	X	X		X	X	X	X	X
Securitized Opportunities Fund	X	X	X	X	X	X			X	X	X	X	X
Kentucky Intermediate Tax-Free Fund	X			X	X	X						X	X
Maryland Intermediate Tax-Free Fund	X			X	X	X						X	X
North Carolina Intermediate Tax-Free Fund	X			X	X	X						X	X
South Carolina Intermediate Tax-Free Fund	X			X	X	X						X	X
Virginia Intermediate Tax-Free Fund	X			X	X	X						X	X
West Virginia Intermediate Tax-Free Fund	X			X	X	X						X	X
Funds of Funds
Diversified Income Fund	X	X	X	X	X	X	X		X	X	X	X	X
Strategic Allocation Balanced Fund				X									X
Strategic Allocation Growth Fund				X									X

Additional Investment Strategies and Risks

Investment Grade Bonds	Money Market Instruments	Master Limited Partnerships	Mortgage-Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non- U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Stock Purchase Rights	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero-Coupon Debt Obligations

	X					X	X	X	X			X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X	X			X	X	X	X	X		X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X		X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X		X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X					X	X	X				X	X	X	X	X		X
	X	X						X					X	X	X	X

X	X		X	X	X	X	X	X	-	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X				X	X				X	X	X	X		X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X	X	X	X	X	X		X	X	X	X	X	X	X	X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X
X	X		X	X	X				X	X				X		X	X		X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
	X								X					X		X
	X								X					X		X

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding some of the instruments in which a Fund may invest as a principal strategy, as described in the applicable Fund’s Principal Strategy.

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, including credit default swaps, some mortgage-backed securities and custody receipts.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options: A security that combines features of options with securities trading using composite stock indices.

Structured Products: Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps: An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates. In the case of credit default swaps, the arrangement gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security.

Emerging Markets: Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

Eurodollar Certificates of Deposit (“ECDs”): ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”): ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

European Depositary Receipts (“EDRs”): EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”): GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

Additional Investment Strategies and Risks

American Depositary Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations: U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds: Issued by Canadian provinces.

Sovereign Bonds: Issued by the government of a foreign country.

Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities: The Equity and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief granted to certain Underlying Funds by the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”): ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Master Limited Partnerships (“MLPs”): An MLP generally is a publicly traded company organized as a limited partnership or limited liability company and is generally treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resources.

Additional Investment Strategies and Risks

Money Market Instruments: Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit: Negotiable instruments with a stated maturity.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, a Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments: Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Real Estate Investment Trusts (“REITS”): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Additional Investment Strategies and Risks

Royalty Trusts: Investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries. Royalty trusts are a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Stock Purchase Rights. Instruments that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The Funds may, but will not necessarily, invest in any instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages [216 - 217] with respect to such Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities: Illiquid securities are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Funds and other open-end funds to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact each Fund’s performance and its ability to achieve its investment objective(s).

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Additional Investment Strategies and Risks

Principal Risks

The following includes additional detail regarding principal risks for one or more Sterling Capital Funds.

Asset Allocation Risk: For the Funds that maintain an asset allocation strategy, the amount invested in various asset classes of securities may change over time, within the ranges set forth in a Fund’s Principal Strategy. A Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Additional Investment Strategies and Risks

Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Concentration Risk. The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.

Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in a Fund being forced to redeem, convert, or sell the security under circumstances unfavorable to the Fund.

Counterparty Risk. The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. In addition, the securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.

Derivatives Risk. The possibility that a Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on a Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that a Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. A Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that a Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Dividend Risk. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Emerging Markets Risk. The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Additional Investment Strategies and Risks

Energy and Natural Resource Company Risk. An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs.

•	Extreme weather and environmental hazards could impact the value of MLP securities.

•	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Estimated Maturity Risk. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk. The risks associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Fixed Income Market Risk. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, a Fund may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Focused Investment Risk. Funds with investments that are focused in particular sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Foreign Currency Transaction Risk. Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Additional Investment Strategies and Risks

Foreign Investment Risk. Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

High-Yield/High-Risk Debt Securities. High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Income Risk. The possibility that a Fund’s income from fixed-income securities – and thus its total return – will decline due to falling interest rates. Income risk is generally higher for shorter-term bonds and lower for longer term bonds, because in an environment of falling interest rates as bonds mature a Fund may be forced to invest in lower-yielding securities.

Insurance-Linked Securities Risk. Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Additional Investment Strategies and Risks

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and higher for longer-term securities. However, interest rate changes can be sudden and unpredictable, and a Fund may lose money as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. Some of the Funds’ debt instruments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Funds, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Currently, interest rates are at low levels relative to historic norms. However, interest rates have begun to rise in recent years and may continue doing so.

Investing in Underlying Funds Risk: For Funds whose investments are concentrated in Underlying Funds, the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in a Fund, investors should assess the risks associated with any Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since a Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in a Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, a Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or a Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by a Fund may increase or decrease.

Investment Company Risk. Investing in another investment company or pooled vehicle, including ETFs and business development companies, subjects a Fund to that company’s risks, including the risk that the investment company or pooled vehicle will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

The Adviser may have an economic incentive to invest a portion of a Fund's assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by such Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Adviser or its affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, mid cap, large cap, real estate) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing a Fund to underperform funds that focus on other types of stocks.

Additional Investment Strategies and Risks

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Limited Operating History Risk. The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably for a variety of reasons, including general financial market conditions, changing market perceptions and changes in government intervention in the financial markets. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. In addition, a Fund may be subject to inverse market risk, the particular type of market risk associated with investments that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Mid Capitalization Company Risk. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

MLP Risk. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Mortgage-Backed and Asset-Backed Securities Risk. Some Funds may invest in mortgage-backed securities, which may involve exposure to so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks, which are described below. Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Additional Investment Strategies and Risks

Municipal Securities Risk. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Operational and Technology Risk. The Funds are subject to a risk of loss resulting from services provided by service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis.

In addition, the Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of a Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of a Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject a Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While a Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. A Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

Additional Investment Strategies and Risks

Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, a Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while a Fund’s potential gain in writing a secured put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, a Fund risks a loss equal to the entire value of the stock.

Preferred Stock Risk. Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay — higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Private Placement Risk. Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, a Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Additional Investment Strategies and Risks

Real Estate-Related Investment and REIT Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code, and/or to maintain exempt status under the Investment Company Act of 1940, as amended. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests. Any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from a Fund's investment in a REIT, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.

Short Sale/Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

A Fund will engage in short selling and short position derivative activities. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

Small Capitalization Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk (Tax-Free Bond Funds). While distributions by the Tax-Free Bond Funds of interest income from municipal securities will generally be exempt from federal income tax (although a portion of such distributions may be subject to the federal alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

Additional Investment Strategies and Risks

U.S. Government Securities Risk. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Valuation Risk. Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by a Fund will reflect that actual price at which the security might be sold in a market transaction.

Variable and Floating Rate Instrument Risk. Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Commodity Fund Risk. In addition to the risks described under “Investment Company Risk” above, the value of a Fund’s investment in other investment companies that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Legal and Regulatory Risk. Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the Commodity Futures Trading Commission, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds.

Loan Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Sector Risk. The risk that a Fund comprised of companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2018, Sterling Capital has more than $[ ] billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services.

For the fiscal year ended September 30, 2018, Sterling Capital received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund's average daily net assets set forth in the table below:

Percentage of average net assets for the fiscal year ended 09/30/18
Behavioral Large Cap Value Equity Fund	[0.45%]
Mid Value Fund	[0.70%]
Behavioral Small Cap Value Equity Fund	[0.60%]
Special Opportunities Fund	[0.65%]
Equity Income Fund	[0.55%]
Behavioral International Equity Fund	[0.40%]
Stratton Mid Cap Value Fund	[0.69%]
Stratton Real Estate Fund	[0.56%]
Stratton Small Cap Value Fund	[0.85%]
SMID Opportunities Fund	[0.11%]
Ultra Short Bond Fund	[0.10%]
Short Duration Bond Fund	[0.20%]
Intermediate U.S. Government Fund	[0.32%]
Total Return Bond Fund	[0.27%]

Fund Management

Percentage of average net assets for the fiscal year ended 09/30/18
Corporate Fund	[0.35%]
Securitized Opportunities Fund	[0.31%]
Kentucky Intermediate Tax-Free Fund	[0.35%]
Maryland Intermediate Tax-Free Fund	[0.35%]
North Carolina Intermediate Tax-Free Fund	[0.35%]
South Carolina Intermediate Tax-Free Fund	[0.35%]
Virginia Intermediate Tax-Free Fund	[0.35%]
West Virginia Intermediate Tax-Free Fund	[0.35%]
Diversified Income Fund	[0.25%]
Strategic Allocation Balanced Fund	[0.00%]
Strategic Allocation Growth Fund	[0.00%]

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ report to shareholders for the semi-annual period ended March 31, 2018.

Portfolio Managers

Behavioral Large Cap Value Equity Fund, Behavioral Small Cap Value Equity Fund and Behavioral International Equity Fund. Robert W. Bridges, CFA and Robert O. Weller, CFA have been co-portfolio managers of the Sterling Capital Behavioral Large Cap Value Equity Fund since August 2013, co-portfolio managers of the Sterling Capital Behavioral Small Cap Value Equity Fund since June 2013 and co-portfolio managers of the Sterling Capital Behavioral International Equity Fund since inception.

Mr. Bridges, CFA, joined Sterling Capital in 1996, and became a part of the Equity team in 2000. Mr. Bridges is an Executive Director of Sterling Capital. He has over a decade of experience as a Senior Analyst supporting the firm’s fundamentally driven portfolios. In 2006, Mr. Bridges embarked on a research project that led to the development of the firm’s first behavioral finance investment strategy. This process led to the creation of the Sterling Behavioral Finance Small Cap Value portfolio in 2008 and laid the groundwork for future expansion into other Behavioral Finance portfolios. Mr. Bridges serves as co-head of the Behavioral Finance Equity group. Prior to joining Sterling, Mr. Bridges worked as a research analyst and investment committee member at Bridges Investment Counsel. Mr. Bridges received a B.S. in Business from Wake Forest University. He is a CFA charterholder.

Mr. Weller, CFA, joined Sterling Capital in 2012 and is co-head of the Behavior Finance Equity group at the firm. Mr. Weller is an Executive Director of Sterling Capital. He joined JPMorgan in 1997 and was one of the founding members of the U.S. based Large Cap, Mid Cap and Multi Cap Behavioral Finance strategies in 2003 at JPMorgan Investment Management. Mr. Weller was responsible for the initial research on and implementation of the strategies. His day-to-day duties included portfolio management as well as ongoing behavioral, quantitative and qualitative research. He left Investment Management in 2010 to return to the Private Bank to manage multi-asset class portfolios and subsequently head equities globally for the Private Bank’s discretionary platform. He started his career at Legg Mason Wood Walker in Baltimore, Maryland in 1996. Mr. Weller received a B.B.A. in Finance from Loyola University Maryland. He is a CFA charterholder.

Mid Value Fund. Timothy P. Beyer, CFA, has been the Lead Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is a Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2004 and has investment experience since 1989. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund. Mr. Beyer served on the Council of Examiners for the CFA Institute for four years and a CFA grader for seven years. He is a graduate of East Carolina University where he received his B.S.B.A. in Finance. He is a CFA charterholder.

Patrick W. Rau, CFA, has been the Associate Portfolio Manager of the Mid Value Fund since February 2016. Mr. Rau is an Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2001 and has investment experience since 1991. From 1999-2001, Mr. Rau served as Co-Portfolio Manager of The Nations Convertible Securities Fund for Bank of America Capital Management. Mr. Rau is a graduate of Duke University where he received his A.B. in Political Science. He received his M.B.A. from Vanderbilt University. He is a CFA charterholder.

Fund Management

Special Opportunities Fund and Equity Income Fund. George F. Shipp, CFA, has been the Lead Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is a Senior Managing Director of Sterling Capital since January 2013. He was previously a Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, LLC (“Scott & Stringfellow”) (a wholly owned subsidiary of BB&T Corporation) and Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Prior to joining Sterling Capital, Mr. Shipp was with Scott & Stringfellow since 1982. Mr. Shipp is a graduate of the University of Virginia where he received his B.A. in Biology. He received his M.B.A. from the Darden Graduate School of Business at the University of Virginia. He is a CFA charterholder.

Joshua L. Haggerty, CFA, has been Associate Portfolio Manager of the Special Opportunities Fund since February 2016. Mr. Haggerty is an Executive Director and an equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, has been Associate Portfolio Manager of the Equity Income Fund since February 2016. Mr. Bergman is an Executive Director and an equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

Stratton Mid Cap Value Fund, Stratton Real Estate Fund, and Stratton Small Cap Value Fund. Shawn M. Gallagher, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Mid Cap Value Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2012. He has worked on the Stratton Predecessor Fund since 2010 and as an Equity Analyst for the Stratton Predecessor Fund’s adviser since 2005. He has been an associate portfolio manager for the Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015. Mr. Gallagher is a Director of Sterling Capital. Mr. Gallagher joined the Stratton Funds team of Stratton Management Company in 2005 and Sterling Capital Management as part of a business acquisition in August 2015. He has investment experience since 2003. Prior to joining Stratton Management Company, he served as an analyst in AT&T's Financial Leadership Program. Mr. Gallagher is a graduate of Pennsylvania State University where he received his B.S. in Finance. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

Andrew T. DiZio, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Real Estate Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2012. He has been an associate portfolio manager for the Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015. Mr. DiZio is a Director of Sterling Capital. Mr. DiZio joined the Stratton Funds Team of Stratton Management Company in 2012 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 2003. Prior to joining Stratton Management Company, he was vice president at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst. Mr. DiZio is a graduate of Pennsylvania State University where he received his B.S. in Finance with a minor in Economics. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

Gerald M. Van Horn, CFA, has been Lead Portfolio Manager for the Sterling Capital Stratton Small Cap Value Fund since inception on November 16, 2015 and the Stratton Predecessor Fund* since 2000. Mr. Van Horn is an Executive Director. Mr. Van Horn joined the Stratton Funds Team of Stratton Management Company in 1998 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 1996. Prior to joining Stratton Management Company, he served as an economic research analyst at Rightime Econometrics. Mr. Van Horn is a graduate of the College of New Jersey where he received his B.A. in Economics. He is a CFA charterholder and is a member of the CFA Society of Philadelphia and the CFA Institute.

Fund Management

*	Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Stratton Predecessor Funds”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, at the close of business on November 13, 2015.

SMID Opportunities Fund. Joshua L. Haggerty, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

Intermediate U.S. Government Fund. Brad D. Eppard, CFA, has been the Lead Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010. Mr. Eppard has investment experience since 1985 and holds a B.S. in Business Administration/Accounting from Radford University. He is a CFA charterholder.

Neil T. Grant, CFA, has been the Associate Portfolio Manager of the Intermediate U.S. Government Fund since February 2016. Mr. Grant is a Managing Director and Portfolio Manager with Sterling Capital. He joined Sterling Capital in 2004. Mr. Grant has investment experience since 1991. He is a graduate of Syracuse University where he received his B.S. in Finance. Mr. Grant received his M.B.A. from Emory University. He is a CFA charterholder.

Ultra Short Bond Fund, Total Return Bond Fund, Short Duration Bond Fund and Corporate Fund. Mark Montgomery, CFA, has been Co-Portfolio Manager of the Ultra Short Bond Fund since its inception, has been Co-Portfolio Manager of the Total Return Bond Fund since January 2008, and has been Co-Portfolio Manager of the Short Duration Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund since inception. Mr. Montgomery is a Senior Managing Director. Mr. Montgomery joined the firm in 1997 and is a Senior Fixed Income Portfolio Manager and co-head of Sterling Capital’s Fixed Income Team. He has investment experience since 1990. Prior to joining Sterling Capital, he worked at The Vanguard Group for seven years working on their long-term and high-yield municipal portfolio management team. Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing and holds a minor in Public Administration. He received his M.B.A. from Drexel University with a concentration in investment management. He is a CFA charterholder.

Richard T. LaCoff has been Co-Portfolio Manager of the Ultra Short Bond Fund since its inception and has been Co-Portfolio Manager of the Total Return Bond Fund and the Short Duration Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund since inception. Mr. LaCoff is a Senior Managing Director. Mr. LaCoff joined the firm in 2007 and is a Senior Fixed Income Portfolio Manager and co-head of Sterling Capital’s Fixed Income Team. He has investment experience since 1991. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. He developed domestic as well as international fixed income experience during his nine-year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. He held the former two positions while living in London where he established Payden & Rygel’s overseas trading operation. Additionally, he worked at The Vanguard Group as a member of their fixed income portfolio management team. Mr. LaCoff is a magna cum laude graduate of Villanova University where he received his B.S. in Business Administration and holds an M.S. in Finance from Drexel University.

Securitized Opportunities Fund. Michael Z. Sun, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2014. Mr. Sun is an Executive Director and Senior Fixed Income Structured Products Analyst for Sterling Capital. He has been with Sterling Capital and its predecessors since 2009 and has investment experience since 1998. Prior to joining Sterling, he served as Vice President, Portfolio Manager/Senior Research Analyst for Evergreen Investments. Mr. Sun is a graduate of Bowling Green State University where he received his M.A. in Economics. He received his M.S. in Urban & Regional Study at Beijing University and received his B.S. in Geography at Nanjing University. He is a CFA charterholder.

Fund Management

Jeffrey D. Ormsby, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2016. Mr. Ormsby is a Director and Portfolio Manager in the mortgage and structured product area for Sterling Capital. He has been with Sterling Capital and its predecessors since 2011 and has investment experience since 2006. Prior to joining Sterling, he worked for Smith Breeden Associates as a CMBS trader and portfolio management analyst within their investments group. Mr. Ormsby is a summa cum laude graduate of North Carolina State University where he received his B.S. in Economics and was recognized as Valedictorian. He received his M.B.A. from UNC’s Kenan-Flagler Business School, where he was the Norman Block Valedictorian Award recipient. He is a CFA charterholder.

Byron G. Mims, CFA, has been Co-Portfolio Manager of the Securitized Opportunities Fund since February 2016. Mr. Mims is a Director and Portfolio Manager for Sterling Capital. He has been with Sterling Capital and its predecessors since 2012 and has investment experience since 2006. Prior to joining Sterling Capital, he worked for Smith Breeden Associates as a Vice President on the asset-backed securities team and was primarily responsible for non-agency mortgage-backed securities and also consumer asset-backed securities. Mr. Mims is a summa cum laude graduate of North Carolina State University where he received his B.S. in Economics with a concentration in Finance and was recognized as valedictorian. He is a CFA charterholder.

Tax-Free Bond Funds. Robert F. Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Lead Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990. Prior to joining BB&T, he worked for First Citizens Bank as vice president and fixed income portfolio manager for both taxable and tax-exempt accounts. Mr. Millikan is a graduate of Wake Forest University where he received his B.A. in Economics from Wake Forest University. He is a CFA charterholder.

Michael P. McVicker has been an Associate Portfolio Manager for each of the Tax-Free Bond Funds since February 2016. Mr. McVicker is an Executive Director and Senior Municipal Credit Analyst with additional responsibilities for credits that crossover into the taxable market with Sterling Capital. He joined Sterling Capital in 1992. Prior to joining the fixed income team, he was Sterling’s Director of Operations managing the client reporting and performance team. He has investment experience since 1992 and holds a B.S.B.A. in Finance with a minor in Psychology from the University of North Carolina – Charlotte.

Funds of Funds (Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund). All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund are made by the Sterling Capital Advisory Solutions Team, which includes James C. Willis, Jeffrey J. Schappe and Kevin J. Stoll.

Mr. Willis, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since October 2010. Mr. Willis is a Managing Director with Sterling Capital, Co-Portfolio Manager and oversees the Sterling Capital Advisory Solutions Team where he is responsible for investment manager search and selection and the oversight of Sterling’s comprehensive open architecture platform. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Willis has investment experience since 1996 and is a graduate of Rice University where he received his B.A. in Economics and Political Science. He received his M.B.A. from Georgetown University. He is a CFA charterholder.

Mr. Schappe, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since March 2005. Mr. Schappe is a Managing Director, Chief Market Strategist and Co-Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has banking, research and investment experience since 1991 and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison. He is a CFA charterholder.

Kevin J. Stoll, CFA, has been a member of the team that manages the Strategic Allocation Balanced Fund and the Strategic Allocation Growth Fund since February 2016. Mr. Stoll is an Executive Director, Head of Quantitative Research and Co-Portfolio Manager for Sterling Capital. He joined Sterling Capital in 2013. Mr. Stoll has investment experience since 1998. He is a graduate of Northwestern University where he received his B.A. in Economics and Mathematical Methods in the Social Sciences. Mr. Stoll received his M.B.A. from Duke University’s Fuqua School of Business. He is a CFA charterholder.

Fund Management

Funds of Funds (Diversified Income Fund). All decisions for the Diversified Income Fund are made by Shane A. Burke and Brandon W. Carl.

Shane A. Burke has been Co-Portfolio Manager of the Diversified Income Fund since June 2015. Mr. Burke is a Director with Sterling Capital. He joined Sterling Capital in January 2013 and has investment experience since 2002. Prior to joining Sterling Capital, he worked as senior analyst at New England Pension Consultants (NEPC) and as a portfolio accountant with State Street Corporation. Mr. Burke is a graduate of the University of North Carolina at Wilmington where he received his B.S. in Finance. He received his M.B.A. in Finance, Investments and Banking from San Francisco – Golden Gate University.

Brandon W. Carl, CFA, has been Co-Portfolio Manager of the Diversified Income Fund since May 2016. Mr. Carl is a Director with Sterling Capital. He joined BB&T Asset Management in 2001 and Sterling Capital through merger in 2010. He has investment experience since 2001. Mr. Carl is an investment analyst on Sterling Capital’s Advisory Solutions Team with a focus on developed markets equity. Previously, he graduated from the BB&T Leadership Development Program and was an equity analyst covering the healthcare and consumer staples sectors for BB&T Asset Management. Mr. Carl received his B.S. in Finance and Management from the University of South Carolina. He is a CFA charterholder.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may enter into arrangements with banks, broker dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

Shareholder Information

Choosing a Share Class

Sterling Capital Funds offer different classes of Fund shares, which have different expenses, eligibility requirements and other characteristics. Three classes of Fund shares, Institutional, Class R and Class R6 Shares, are offered in this Prospectus. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of the Institutional, Class R and Class R6 Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; to Trustees of the Sterling Capital Funds; and to investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker may be required to pay a commission and/or other forms of compensation to the broker.

•	Offered by all of the Funds

R Shares

•	No sales charges.

•	Distribution and shareholder service (12b-1) fee of 0.50% of average daily net assets.

•	Available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Also available to certain registered investment adviser platforms and wrap products. Please call your financial adviser or plan administrator for more information.

•	Eligible Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of an Eligible Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or organization that provides recordkeeping services for the Eligible Plan.

•	Offered By:

Mid Value Fund

Special Opportunities Fund

Equity Income Fund

Total Return Bond Fund

Behavioral Small Cap Value Equity Fund

R6 Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Funds at an omnibus level (“Employer Retirement Plans”)). R6 Shares are not available to investors who invest or hold their shares through financial intermediaries, such as clearing firms or record keepers, that expect to receive compensation from a Fund or from Sterling Capital in the form of sub-recordkeeping, sub-transfer agency or other similar service fees. R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Please call your financial intermediary or plan administrator for more information.

Shareholder Information

Choosing a Share Class

continued

•	Employer Retirement Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of an Employer Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office or the plan administrator.

•	Offered By:

Behavioral Large Cap Value Equity Fund

Mid Value Fund

Behavioral Small Cap Value Equity Fund

Special Opportunities Fund

Equity Income Fund

Behavioral International Equity Fund

Total Return Bond Fund

For actual past expenses of the Institutional and Class R Shares and estimated expenses for the Class R6 Shares, see the fund-by-fund information earlier in this Prospectus.

The Funds also offer Class A and Class C Shares, each of which has its own expense structure. Class A and Class C Shares are available to additional categories of investors, including investors who are fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced as of close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open for regular trading. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page [251].

Shareholder Information

Purchasing and Adding to Your Shares

Institutional Shares

You may purchase Institutional Shares of the Funds on any business day when the NYSE opens for regular trading through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders to the Funds, may charge additional fees and may impose other limitations on buying and selling shares. Consult your investment representative or institution for specific information. Institutional Shares also may be purchased online at www.sterlingcapitalfunds.com.

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000,000*. An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with Sterling Capital Funds.

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors and their households who were shareholders of a Stratton Predecessor Fund[1] at the time of the reorganizations between each Sterling Stratton Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

[1]	Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (each, a “Stratton Predecessor Fund”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, on November 13, 2015.

Class R Shares

Investors wishing to purchase Class R Shares should contact their Eligible Plan administrator, record keeper or other intermediary. Please refer to the plan document for information regarding buying and selling shares. Additional shares may be purchased through an Eligible Plan’s administrator, record keeper or other intermediary. These parties are responsible for transmitting orders to the Funds.

Class R6 Shares

Investors wishing to purchase Class R6 Shares should contact their Employer Retirement Plan administrator. Please refer to the plan document for information regarding buying and selling shares. Additional shares may also be purchased through your plan administrator. The plan administrator is responsible for transmitting orders to the Funds.

All Shares

Not all Funds or classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

A Fund or its agent may reject a purchase order if the Fund or its agent considers it in the best interests of the Fund and its shareholders.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses. Individuals residing in the European Economic Area (“EEA”), in particular, should take note that the Funds’ shares are not offered for sale in the EEA.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

Shareholder Information

Purchasing and Adding to Your Shares
continued

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Bond Funds are declared daily and paid monthly. Income dividends for the Diversified Income Fund are declared and paid monthly. Income dividends for the Equity Funds (other than the Behavioral International Equity Fund) and the Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees. Income dividends for the Behavioral International Equity Fund are declared and paid annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with Internal Revenue Service (“IRS”) rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV determined after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page [244].

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

Class R Shares

Selling shares, like purchases, may only be effected through your Eligible Plan or your financial intermediary. Contact your plan administrator or other intermediary or refer to the appropriate plan documents for details.

Class R6 Shares

Selling shares, like purchases, may only be effected through your Employer Retirement Plan. Contact your plan administrator or refer to the appropriate plan documents for details.

Institutional Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page [244].

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [244)).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Shareholder Information

Selling Your Shares

continued

3. Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank. You may establish the transfer of electronic redemptions to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [244]).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Payments to Shareholders

The Funds typically expect to make redemption payments on the first business day following the day on which the redemption request is received in good order prior to the Funds’ valuation time, which is as of the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time, regardless of the method the Trust uses to make such payment (e.g., by check, wire, or automated clearing house). A Fund, however, may take up to seven days to make redemption payments. A Fund may make redemption payments to shareholders at different times and in different forms (e.g., cash or other assets) for redemption requests received on the same day.

Methods of Redemption by the Funds

Under normal conditions, each Fund typically expects to use cash for redemption payments. Each Fund, however, has the right to use assets other than cash (or a combination of cash and other assets) for redemption payments (including payment in securities, known as “redemption in kind”) and is more likely to do so during times of deteriorating market conditions or market stress, in cases where a significant portion of a Fund’s portfolio is comprised of less-liquid securities or in the case of a very large redemption that could affect Fund operations. In cases where a Fund uses assets other than cash for redemption payments, the value of the non-cash assets will be determined as of the redemption date; the value of the assets when received by the redeeming shareholder may be lower (or higher) than their value as of the redemption date. Redemptions paid with portfolio assets other than cash may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities and other assets directly. If a Fund deems redemption in kind advisable for the benefit of all shareholders, redemption in kind will consist of assets other than cash (or a combination of cash and other assets) equal in market value to the shares being redeemed. Redemptions in kind will generally result in either (i) a pro rata distribution of each security and other assets, which may include cash; (ii) a distribution of securities and other assets (which may include cash) that are representative of the Fund's portfolio; (iii) a non-pro rata distribution of one or more individual securities and other assets (which may include cash); or (iv) a portion distributed on a pro rata basis and a portion distributed on a non-pro rata basis of individual securities and other assets, which may include cash. When you convert any securities distributed to you to cash, you may pay taxes and brokerage charges. Any securities received will also be subject to market risk until sold.

Shareholder Information

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000, the Fund may ask you to increase your balance, except investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV. Please refer to materials provided by your plan administrator or other financial intermediary for information related to Class R Shares and Class R6 Shares.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Institutional Shares pay no 12b-1 fee.

•	Class R Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Class R Shares to be higher and dividends to be lower than for Institutional Shares.

Financial Intermediary Support Payments

Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or a of a particular share class of a Fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial advisor for additional information.

Shareholder Information

Shareholder Service Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Funds made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Institutional Shares

Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class C Shares or Class R Shares, and may be exchanged for Class R6 Shares only if you become eligible to purchase Class R6 Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange or conversion of Institutional Shares for Class A Shares will generally require payment of the sales charge unless (i) the sales charge is waived or (ii) the exchange or conversion is pursuant to the policies and procedures of the financial intermediary through which such shares are held. Please consult the Class A and Class C Shares prospectus for more information.

Class R Shares

The exchange privilege may be available to you through your Eligible Plan or financial intermediary. Please consult your plan administrator or other intermediary for more information.

Class R6 Shares

The exchange privilege may be available to you through your Employer Retirement Plan. Please consult your plan administrator for more information.

Conversions

Each Fund may in its discretion convert shares of one class into shares of a different class of the same Fund.

Instructions for Exchanging Shares

Institutional Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund and share class from which the exchange is to be made, and

•	The name of the Fund and share class into which the exchange is being made.

See “Selling your Shares” on page [242] for important information about telephone and online transactions.

Class R Shares and Class R6 Shares

Please consult your plan administrator for more instructions on how to exchange your shares.

Notes on Exchanges

•	When exchanging from a Fund or share class that has no sales charge or a lower sales charge to a Fund or share class with a higher sales charge, absent the availability of a waiver, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges, if applicable) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund or share class into which you wish to exchange shares.

Shareholder Information

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account, limit exchange activity or reject any purchase order for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems or those of our service providers; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through accounts such as omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements. For the avoidance of doubt, the Funds’ market timing policies and procedures do not apply to intra-Fund exchanges (e.g., exchanges from one class of shares of a Fund to another class of shares of the same Fund).

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Shareholder Information

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions. Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Bond Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends but not including exempt-interest dividends (described below) paid by a Fund, and net gains recognized on the sale, exchange or other taxable disposition of shares of a Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund Shareholders. Distributions from the Tax-Free Bond Funds of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders. A Fund of Funds will not be able to offset losses realized by one underlying fund in which it invests against income or gains from an investment in another underlying fund until the Fund of Funds disposes of shares of the underlying fund that realized the losses in a transaction qualifying for sale or exchange treatment. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders. A Fund of Funds may be eligible to report as qualified dividend income that portion of its distributions reported as such by underlying funds, elect to permit its shareholders to claim a credit or deduction with respect to foreign taxes  paid by certain underlying funds, and to distribute exempt-interest dividends in the amount of any exempt-interest dividends received from underlying funds.

Shareholder Information

Special Considerations Regarding a Fund’s Investments in Foreign Securities and Foreign Currencies. Income, gains and proceeds from a Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. If a Fund meets certain requirements relating to its asset holdings, and such Fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes paid by such Fund. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in such Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. Shareholders of Funds other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding a Fund’s Investments in Derivatives and Short Sale Transactions. Certain of a Fund’s investments, including certain options, futures, forwards, and swaps, and a Fund’s short sale transactions could affect the amount, timing and character of distributions you receive. In particular, a Fund’s transactions in options and short sales will likely increase the amount of net short-term capital gains realized by the Fund, and therefore, the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders. Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Internal Revenue Code properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI, generally are not subject to withholding of U.S. federal income tax.

Distributions by a Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares. A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General. Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Shareholder Information

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Funds may each invest in exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Shareholder Information

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. All information shown for the Stratton Mid Cap Value Fund, Stratton Real Estate Fund and Stratton Small Cap Value Fund prior to their commencement of operations on November 16, 2015 is that of the Stratton Predecessor Funds. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was derived from the audited financial statements, which were audited by [ ], the Funds’ independent registered public accounting firm. For the Stratton Predecessor funds, financial highlights for all periods through the fiscal year ended December 31, 2014 have been audited by another independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2018 are incorporated by reference into the Funds’ SAI, which is available upon request.

[PRINTER TO DROP IN TYPESET FINANCIAL HIGHLIGHTS]

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds P.O. Box 9762 Providence, RI 02940-9762 Telephone: 1-800-228-1872 Internet: www.sterlingcapitalfunds.com*

*	The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file no. 811-06719.

STERLING CAPITAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 1, 2019

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A and Class C Shares Prospectus, and the Institutional, Class R and Class R6 Shares Prospectus of the Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund and the Sterling Capital SMID Opportunities Fund (collectively, the “Equity Funds”), the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund (collectively, the “Bond Funds”), and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (collectively, the “Funds of Funds”), which are dated February 1, 2019, (collectively, the “Prospectuses”), as supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2018 are incorporated by reference into this SAI. Copies of this SAI, the Prospectuses and the Annual Report may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

EQUITY FUNDS		Share class/Ticker
sterling capital behavioral large cap value equity fund	a shares: bbtgx	c shares: bcvcx	institutional shares: bbisx		r6 shares: strax
sterling capital mid value fund	a shares: oveax	c shares: ovecx	institutional shares: oveix	r shares: overx	r6 shares: strmx
sterling capital behavioral small cap value equity fund	a shares: spsax	c shares: spsdx	institutional shares: spscx	r shares: spsrx	r6 shares: strbx
sterling capital special opportunities fund	a shares: bopax	c shares: bopcx	institutional shares: bopix	r shares: boprx	r6 shares: strsx
sterling capital equity income fund	a shares: baeix	c shares: bcegx	institutional shares: begix	r shares: baerx	r6 shares: strex
sterling capital behavioral international equity fund	a shares: sbiax	c shares: sbidx	institutional shares: sbiix		r6 shares: strcx
sterling capital stratton mid cap value fund	a shares: strlx	c shares: strnx	institutional shares: strgx
sterling capital stratton real estate fund	a shares: stmmx	c shares: stmox	institutional shares: stmdx
sterling capital stratton small cap value fund	a shares: stsnx	c shares: stsox	institutional shares: stscx
sterling capital smid opportunities fund	a shares: smdpx	c shares: smdqx	institutional shares: smdox

BOND FUNDS
taxable bond funds
sterling capital ultra short bond fund	a shares: busrx		institutional shares: busix

sterling capital short duration bond fund	a shares: bsgax	c shares: bbscx	institutional shares: bbsgx
sterling capital intermediate u.s. government fund	a shares: bgvax	c shares: biucx	institutional shares: bbgvx
sterling capital total return bond fund	a shares: bicax	c shares: biccx	institutional shares: bibtx	r shares: bicrx	r6 shares: strdx
sterling capital corporate fund	a shares: sccmx	c shares: sccnx	institutional shares: sccpx

sterling capital securitized opportunities fund	a shares: scssx	c shares: scstx	institutional shares: scspx
tax-free bond funds
sterling capital kentucky intermediate tax-free fund	a shares: bktax	c shares: bkcax	institutional shares: bkitx
sterling capital maryland intermediate tax-free fund	a shares: bmaax	c shares: bmdcx	institutional shares: bmaix
sterling capital north carolina intermediate tax-free fund	a shares: bncax	c shares: bbncx	institutional shares: bbntx
sterling capital south carolina intermediate tax-free fund	a shares: bascx	c shares: bsccx	institutional shares: bscix
sterling capital virginia intermediate tax-free fund	a shares: bvaax	c shares: bvacx	institutional shares: bvatx
sterling capital west virginia intermediate tax-free fund	a shares: bwvax	c shares: bwvcx	institutional shares: owvax
FUNDS OF FUNDS
sterling capital Diversified Income fund	a shares: bcgax	c shares: bcccx	institutional shares: bmgtx
sterling capital strategic allocation balanced fund	a shares: bamgx	c shares: bcmcx	institutional shares: bcgtx
sterling capital strategic allocation growth fund	a shares: bcmax	c shares: bcgcx	institutional shares: bcmtx

The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

STATEMENT OF ADDITIONAL INFORMATION

STERLING CAPITAL FUNDS

Sterling Capital Funds (the “Trust”) is an open-end management investment company. Each series of Sterling Capital Funds (except the Tax-Free Bond Funds) is “diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Sterling Capital Funds consists of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios (“Funds”) that are described in this SAI:

EQUITY FUNDS

Sterling Capital Behavioral Large Cap Value Equity Fund (the “Behavioral Large Cap Value Equity Fund”)

Sterling Capital Mid Value Fund (the “Mid Value Fund”)

Sterling Capital Behavioral Small Cap Value Equity Fund (the “Behavioral Small Cap Value Equity Fund”)

Sterling Capital Special Opportunities Fund (the “Special Opportunities Fund”)

Sterling Capital Equity Income Fund (the “Equity Income Fund”)

Sterling Capital Behavioral International Equity Fund (the “Behavioral International Equity Fund”)

Sterling Capital Stratton Mid Cap Value Fund (the “Stratton Mid Cap Value Fund”)

Sterling Capital Stratton Real Estate Fund (the “Stratton Real Estate Fund”)

Sterling Capital Stratton Small Cap Value Fund (the “Stratton Small Cap Value Fund”)

Sterling Capital SMID Opportunities Fund (the “SMID Opportunities Fund”)

BOND FUNDS

TAXABLE BOND FUNDS

Sterling Capital Ultra Short Bond Fund (the “Ultra Short Bond Fund”)

Sterling Capital Short Duration Bond Fund (the “Short Duration Bond Fund”)

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Sterling Capital Intermediate U.S. Government Fund (the “Intermediate U.S. Government Fund”)

Sterling Capital Total Return Bond Fund (the “Total Return Bond Fund”)

Sterling Capital Corporate Fund (the “Corporate Fund”)

Sterling Capital Securitized Opportunities Fund (the “Securitized Opportunities Fund”)

TAX-FREE BOND FUNDS

Sterling Capital Kentucky Intermediate Tax-Free Fund (the “Kentucky Fund”)

Sterling Capital Maryland Intermediate Tax-Free Fund (the “Maryland Fund”)

Sterling Capital North Carolina Intermediate Tax-Free Fund (the “North Carolina Fund”)

Sterling Capital South Carolina Intermediate Tax-Free Fund (the “South Carolina Fund”)

Sterling Capital Virginia Intermediate Tax-Free Fund (the “Virginia Fund”)

Sterling Capital West Virginia Intermediate Tax-Free Fund (the “West Virginia Fund”)

FUNDS OF FUNDS

Sterling Capital Diversified Income Fund (the “Diversified Income Fund”)

Sterling Capital Strategic Allocation Balanced Fund (the “Balanced Fund”)

Sterling Capital Strategic Allocation Growth Fund (the “Growth Fund”)

The Funds of Funds offer shareholders a professionally-managed investment program by purchasing Shares of existing Funds of Sterling Capital Funds and other open-end and closed-end investment companies (including exchange-traded funds) that are not part of the Sterling Capital Funds group (the “Underlying Funds”). Each Fund may offer to the public one or more of the following five classes of Shares, as indicated in the Prospectus and on the cover of this SAI: Class A, Class C, Class R, Institutional and R6 Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.

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INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The Funds’ Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. Unless stated otherwise, all percentage limitations on investments set forth herein will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Appendix A to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

AUCTION RATE SECURITIES. Certain Funds may invest in securities issued by municipalities and governmental agencies and sold through an auction process.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.

While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

An issuer’s obligations under its auction rate municipal securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate municipal securities may be materially, adversely affected by litigation or other conditions.

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EQUITY SECURITIES. Certain Funds may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

Certain Funds may also invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant losses to the Fund.

PREFERRED STOCK. Certain Funds may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

CREDIT ENHANCEMENT. Certain Funds may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

ZERO COUPON SECURITIES. Certain Funds may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements. There are many forms of zero coupon securities. Some are issued as a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. Certain Funds may invest in zero coupon U.S. Government Securities.

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INSURANCE CONTRACTS. Certain Funds may purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed-income securities.

Certain Funds may make limited investments in funding agreements issued by highly rated U.S. insurance companies. Under these agreements, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits interest to the Fund on a monthly or quarterly basis, which is based on an index (such as LIBOR).

BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. Certain Funds may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.

Commercial paper purchasable by each Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

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VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which certain Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by a Fund’s Adviser for commercial paper. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” a Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

FOREIGN INVESTMENT. Certain Funds may invest in certain obligations or securities of foreign issuers. The SMID Opportunities Fund and the Intermediate U.S. Government Fund may invest in U.S.-dollar denominated foreign securities, but may not invest in securities that are denominated in foreign currencies. Permissible investments include Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Permissible investments for the Intermediate U.S. Government Fund include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit (“Yankee CDs”) which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and CTDs. The Corporate Fund may invest in Yankee bonds, which are U.S. dollar-denominated bonds and notes issued by foreign corporations or governments. The Funds may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Total Return Bond Fund, the Short Duration Bond Fund, the Equity Income Fund, the Behavioral International Equity Fund and the SMID Opportunities Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies. The Taxable Bond Funds and the Equity Funds may invest in stocks, bonds and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

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Certain Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and securities purchased on foreign securities exchanges.

ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. A Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. A Fund’s income or gains from investments in foreign securities may be subject to foreign taxes, which reduce the Fund’s return on those securities. Special tax considerations apply to foreign securities.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain Funds will acquire such securities only when a Fund’s Adviser believes the benefits associated with such investments outweigh the risks.

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EMERGING MARKETS. Certain Funds may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Cyprus, The Czech Republic, Egypt, Estonia, Greece, Hungary, India, Indonesia, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Morocco, Pakistan, Peru, The Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovenia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates and Zambia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and, as a result, it may be difficult to access the value or prospects of an investment in such issuers.

FOREIGN CURRENCY TRANSACTIONS. Certain Funds may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

To the extent a Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In connection with entering into a forward currency exchange contract, liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward currency exchange contracts will be earmarked and reserved on the custodian’s or the Fund’s records, in accordance with procedures adopted by the Board of Trustees. For the purpose of determining the adequacy of the securities that have been earmarked and reserved, such securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid assets will be earmarked and reserved such that the value such assets will equal the amount of the Fund’s commitment.

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MASTER LIMITED PARTNERSHIPS. Certain Funds may invest (and the Diversified Income Fund may invest in Underlying Funds that invest) in master limited partnerships (“MLPs”). A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLP securities in which the Funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

INCOME TRUSTS. Certain Funds may invest in income trusts. Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries. Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Income trusts also may include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas. Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long term capital assets, and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts also may be subject to additional risk, including, without limitation, limited access to debt markets.

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Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

The extent to which a Fund can invest in a particular income trust – and in particular, such trusts that are treated as so-called “grantor trusts’ for federal income tax purposes -- may be limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”) and may bear on the Fund’s ability to so qualify. See “Additional Tax Information” below for more information about these and other special tax considerations that can arise in respect of the Fund’s investments in income trusts, including royalty trusts.

REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sterling Capital deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. Certain Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. In connection with entering into a reverse repurchase agreement or dollar roll agreement, a Fund will earmark and reserve on the custodian’s or the Fund’s records liquid assets in an amount sufficient to cover the Fund’s obligations under the agreement, in accordance with procedures adopted by the Board of Trustees.

Reverse repurchase agreements and dollar roll agreements involve risks, such that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

U.S. GOVERNMENT SECURITIES. The Intermediate U.S. Government Fund will invest primarily in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the Funds may invest in such securities and in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.

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Certain Funds may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. For a discussion of zero coupon securities, please see “ZERO COUPON SECURITIES” above.

The Tax-Free Bond Funds may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

SWAPS. Certain Funds may enter into swap transactions. Swap transactions may include, but are not limited to, interest rate, currency, credit default and index credit default, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”). Certain Funds may enter into swap transactions for any legal purpose consistent with the respective Fund’s investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Tax-Free Bond Funds will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods typically ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

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The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

The Funds will earmark and reserve liquid assets in an amount sufficient to cover the Fund’s current obligations under its swap transactions in accordance with procedures adopted by the Fund’s Board of Trustees. The Funds will not enter into any swap transaction unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid.

The liquidity of swap transactions will be as set forth in guidelines established by the Adviser and approved by the Board of Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to terminate, assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

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During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

Transactions in some types of swaps (including certain interest rate swaps and credit default swaps) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

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The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which a Fund may engage in such transactions.

CREDIT DEFAULT SWAPS (“CDSs”). Certain Funds may enter into CDSs. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of CDSs, the contract gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (e.g., a downgrade or default) occurs. In a physically-settled CDS, this value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security. CDSs may require initial premium (discount) payments as well as periodic payments (receipts) from the buyer to the seller. When a Fund is the buyer of a CDS, it will earmark and reserve liquid assets equal to the sum of the Fund’s periodic payment obligations under the contract. In cases where a Fund is the seller of a CDS, the Fund will be required to (i) hold a short credit default swap contract with the same key contract terms (e.g., definition of credit event) on the same underlying reference entity or entities and with an equal or greater notional amount and the same or later contact end date; (ii) in the case of a physically settled contract, maintain segregated liquid assets equal to the Fund’s contingent obligation to purchase the notional amount of underlying reference obligation(s) at par value less any collateral on deposit; or (iii) in the case of a cash settled contract that provides for netting of payments, maintain segregated liquid assets equal to the Fund’s contingent obligation to purchase the notional amount of underlying reference obligation(s) at par value less the marked-to-market value of such assets and also less any collateral on deposit. If the Fund is the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the buyer in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligation. In return, the Fund would receive from the buyer a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

REAL ESTATE INVESTMENT TRUSTS (“REITs”). Certain Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

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Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve risks associated with an issuer with limited financial resources as well as infrequent or limited trading risk.

TRUST PREFERRED SECURITIES. Certain Funds may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) generally treats capital securities as debt.

SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. Certain Funds may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENT GRADE DEBT OBLIGATIONS. Certain Funds may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. Certain Funds may only invest in those investment grade securities rated in the three highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Equity Funds may each invest up to 20% of their total net assets in such securities. An issuer undergoing reorganization or restructuring may issue to its security holders additional securities which may be different from the securities already held by the security holder. The Funds may hold such additional securities even if they do not generally invest in such securities.

NON-INVESTMENT GRADE DEBT SECURITIES. Certain Funds may invest in debt securities rated below investment grade, also known as “high yield” or “junk bonds.” These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

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The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund’s net asset value (“NAV”). Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Funds would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds’ NAVs can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. Each of the Equity Funds will limit its investments in non-investment grade securities to 20% of its total net assets. Subject to U.S. Securities and Exchange Commission (“SEC”) restrictions, the Equity Funds, and the Taxable Bond Funds (except the Intermediate U.S. Government Fund) may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

Consolidation in the financial services industry has resulted in there being fewer market makers for high yield debt securities, which may result in further risk of illiquidity and volatility with respect to high yield debt securities held by a Fund, and this trend may continue in the future. Furthermore, high yield debt securities held by a Fund may not be registered under the Securities Act of 1933, as amended (the “1933 Act”), and, unless so registered, the Fund will not be able to sell such high yield debt securities except pursuant to an exemption from registration under the Securities Act. This may further limit the Fund’s ability to sell high yield debt securities or to obtain the desired price for such securities.

CUSTODY RECEIPTS. Certain Funds may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

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Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). Certain Funds may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs may include stripped mortgage-backed securities (“SMBSs”). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. Generally, the value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities are a fairly recent development. As a result, established trading markets may not have fully developed. SMBSs issued or guaranteed by the U.S. government and held by a Fund may be considered illiquid securities pursuant to guidelines established by the Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund’s net assets would be invested in such securities and other illiquid securities.

Unless stated otherwise, each Fund (except Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Ultra Short Bond Fund, Corporate Fund, and Securitized Opportunities Fund) will limit its investment in CMOs to 25% of the value of its total assets.

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ASSET-BACKED SECURITIES. Certain Funds may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.

Offerings of Certificates for Automobile Receivables (“CARs”) are structured either as flow-through grantor trusts or as pay-through notes. CARs structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARs structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARs may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARs are certain, while cash-flows on other types of CARs issues depend on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

Certificates for Amortizing Revolving Debt (“CARDs”) represent participation in a fixed pool of credit card accounts. CARDs pay “interest only” for a specified period. The CARDs principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer’s participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDs are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDs amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDs depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor’s participation is based on the ratio of the CARDs’ balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDs’ balance. This method results in especially fast amortization.

Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by a Fund will be subject to the same quality requirements as other securities purchased by the Fund.

For purposes of calculating Annual Fund Operating Expenses in the Prospectuses, structured products such as asset-backed securities are not included.

FIXED-INCOME SECURITIES. Each Fund may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.

MUNICIPAL OBLIGATIONS. Certain Funds may invest in municipal obligations. Municipal securities generally are fixed-income securities, and include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities may be referred to, for example, as general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal mortgage-backed securities, municipal leases, municipal notes and variable rate demand instruments or notes. General obligation bonds generally are supported by the issuer's power to exact property or other taxes in sufficient amounts to pay principal and interest on the bonds; however, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special revenue bonds are payable solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls, or fees, and bondholders may not collect from the municipality's general taxes or revenues. These obligations are discussed further under "Tax-Exempt Obligations" below. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal obligations if the interest paid thereon is exempt from federal income tax. Tax-increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multifamily housing, represent interests in pools of mortgages, which may have fixed or variable rates, and can have complicated financial structures. Municipal leases are leases entered into by municipalities for equipment or facilities, and, in order to comply with state public financing laws, are typically subject to annual appropriation, meaning that a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale. Securities may be supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation, but funds may also invest directly in individual leases. Lease obligations are discussed further under "Tax-Exempt Obligations" below. Municipal notes are short-term securities issued by municipalities to fund, for example, current operations and capital projects, and the issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Further descriptions of other types of tax-exempt securities are provided elsewhere in this SAI.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance. The Funds other than the Tax-Exempt Funds and the Funds of Funds do not expect to be eligible to pass through tax-exempt interest in the form of exempt-interest dividends to shareholders.

In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.

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An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially, adversely affected by litigation or other conditions.

TAXABLE OBLIGATIONS. Certain Funds may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption. These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes, although the Funds may not be eligible to pass through to shareholders the state and local tax-exempt character of this income.

TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the Kentucky Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Kentucky personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Kentucky Tax-Exempt Obligations”). Under normal market conditions, the Maryland Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Maryland personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Maryland Tax-Exempt Obligations”). Under normal market conditions, the North Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“North Carolina Tax-Exempt Obligations”). Under normal market conditions, the South Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“South Carolina Tax-Exempt Obligations”). Under normal market conditions, the Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Virginia Tax-Exempt Obligations”). Under normal market conditions, the West Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“West Virginia Tax-Exempt Obligations”). In addition to Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may invest in tax-exempt obligations issued by or on behalf of states other than Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia, and territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer’s counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax (“National Tax-Exempt Obligations”). Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, West Virginia Tax-Exempt Obligations and National Tax-Exempt Obligations are hereinafter collectively referred to as “Tax-Exempt Obligations.” All Funds, except the Behavioral Small Cap Value Equity Fund, the Mid Value Fund and the SMID Opportunities Fund, may invest in Tax-Exempt Obligations. The Funds other than the Tax-Exempt Funds and the Funds of Funds do not expect to be eligible to pass through tax-exempt interest in the form of exempt-interest dividends to shareholders.

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Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of Tax-Exempt Obligations consist of “general obligation” and “revenue” issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. Currently, South Carolina issuers do not have authority to issue moral obligation securities. State units and local governments in Virginia, North Carolina, West Virginia, Maryland and Kentucky are permitted to issue moral obligation debt that is not a general obligation of those issuers.

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There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the Fund’s investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Fund’s portfolio manager to be in the best interests of the Fund.

An issuer’s obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called “lease obligations”) entered into by a state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

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VARIABLE AND FLOATING RATE NOTES. The Behavioral International Equity Fund and the Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund’s investment objective, policies, and restrictions. The Taxable Bond Funds (except the Ultra Short Bond Fund) may do the same, without the tax-exempt restriction. With respect to the Ultra Short Bond Fund, such notes generally permit the Ultra Short Bond Fund to demand payment of the principal of the instrument from the issuer or a third party, such as a dealer or bank (a “Demand Provider”). Some demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Sterling Capital with respect to the Tax-Free Bond Funds and the Taxable Bond Funds, under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, Sterling Capital with respect to the Tax-Free Bond Funds and the Taxable Bond Funds will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Taxable Bond Funds or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities that are not readily marketable, exceeds 15% of a Fund’s net assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

For purposes of the Tax-Free Bond Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis. In addition, certain Funds may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including “TBA” (to be announced) purchase commitments. A Fund will earmark and reserve liquid assets, in connection with its purchase of securities on a when-issued or forward commitment basis, in an amount sufficient to cover the Fund’s current obligations, in accordance with procedures adopted by the Board of Trustees. Recently finalized Financial Industry Regulatory Authority, Inc. (FINRA) rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs have historically not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

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When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.

CALLS. Certain Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange ("Exchange") and cleared by the Options Clearing Corporation. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.

Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. A Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options or subject to put options exceeds 25% of the fair value of its net assets (50% for the Special Opportunities Fund, Equity Income Fund and SMID Opportunities Fund).

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Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund’s statement of assets and liabilities. This liability will be readjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (typically, the close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to bear market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

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A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The Equity Funds may purchase call options for the purpose of hedging.

PUTS. The Tax-Free Bond Funds may acquire “puts” with respect to Tax-Exempt Obligations held in their portfolios, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Equity Funds may buy put options for the purpose of hedging. The Behavioral Small Cap Value Equity Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable to a Fund upon its exercise of a “put” is normally (i) the Fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Tax-Free Bond Funds and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

The Tax-Free Bond Funds and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

These Funds intend to enter into puts only with dealers, banks, and broker-dealers that are deemed creditworthy by the Adviser.

PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (50% for the Special Opportunities Fund, Equity Income Fund and the SMID Opportunities Fund) (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

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STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire “stand-by commitments” with respect to Tax-Exempt Obligations held in their portfolios, and the Equity Funds may acquire stand-by commitments with respect to the securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as put options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.

Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund’s total assets calculated immediately after each stand-by commitment is acquired.

Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers that are deemed creditworthy by the Adviser. A Fund’s reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment. A Fund will earmark and reserve liquid assets, in connection with its purchase of a stand-by commitment, in an amount sufficient to cover the Fund’s current obligations under the stand-by commitment, in accordance with procedures adopted by the Board of Trustees.

A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining NAV. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.

RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund’s Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

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FUTURES CONTRACTS AND RELATED OPTIONS. Certain Funds may invest in futures contracts and options thereon. The value of a Fund’s futures contracts may approach, but will not exceed, 100% of the Fund’s total net assets.

Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency at a specified time and price. A Fund may enter into a futures contract to hedge the value of its securities portfolio as a whole or to protect against declines in the value of securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings, interest rates (including the Federal Funds Rate) or foreign currency exchange rates. Futures contracts are traded on an Exchange, so that, in most cases, either party can close out its position on the Exchange for cash, without delivering the security or commodity. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The margin required for a futures contract is set by the Exchange on which the contract is traded and the Fund’s future commission merchant and may be modified during the term of the contract. Margin requirements on foreign exchanges made be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds may earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would own the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

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When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with the broker as margin, are equal to the market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

With respect to futures that are required to “cash settle,” a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (i.e., net) obligation, if any, rather than the market value of the futures contract. By segregating assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

Successful use of futures by the Funds is also subject to an Adviser’s ability to correctly predict movements in the direction of the markets. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a hedge not to achieve its objectives.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

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Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

Certain Funds may purchase and sell call and put options on futures contracts traded on an Exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised.

RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. Certain Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

EXCHANGE-TRADED FUNDS (“ETFs”). Certain Funds may invest in ETFs, such as Standard & Poor's Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

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An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those Funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.

Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.

An index-based ETF may purchase, retain and sell securities at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the "3-5-10 Limitations"). The Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

EXCHANGE-TRADED NOTES (“ETNs”). A Fund may invest in ETNs. ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. A Fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes.

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An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and a Fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of a Fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations.

INVESTMENTS IN BUSINESS DEVELOPMENT COMPANIES (“BDCs”). Certain Funds may invest in BDCs, which typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are taxed as regulated investment companies under the Code. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed decision. Additionally, a BDC may only incur indebtedness in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital.

INVESTMENT COMPANIES. Each Fund may acquire the securities of other investment companies, such as open-end or closed-end management investment companies, including ETFs and business development companies (as discussed above), or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act's limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the "3-5-10 Limitations"). Pursuant to an exemptive rule under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund's investment policies and restrictions and the conditions of Rule 12d1-1.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Fund's prospectus.

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The Funds of Funds may invest in (i) other Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including ETFs) that are not part of the Sterling Capital Funds group of investment companies to the extent permitted by applicable law or exemptive relief granted to certain Underlying Funds by the SEC and in accordance with the Fund's investment objective and strategies. The Funds of Funds' investments in Sterling Capital Funds will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in underlying funds that are not part of the Sterling Capital Funds group of investment companies may exceed the 3-5-10 Limitations to the extent permitted by applicable law or exemptive relief.

Certain Funds may invest in investment companies that invest primarily in debt securities.

CONVERTIBLE SECURITIES. Certain Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to both movements in interest rates and movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

RESTRICTED SECURITIES. Each Fund may invest in commercial paper issued by corporations without registration under the 1933 Act in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called “private placement” exemption in Section 4(2) (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

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CALLABLE SECURITIES. Certain fixed-income securities invested in by certain Funds are callable at the option of the issuer or a third party. Callable securities are subject to prepayment/call risk.

STRUCTURED PRODUCTS. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over the counter. They are organized and operated to restructure the investment characteristics of the underlying security. This structuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow of the underlying instruments. With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

LEGAL AND REGULATORY RISK. Legal, tax, and regulatory changes may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the U.S. Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of a Fund or any Underlying Funds to trade in securities could have a material adverse impact on a Fund’s performance.

In addition, the securities and derivatives markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of securitization and derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. For more information, please see “Derivatives Regulation” below.

 The Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither the Funds nor the Adviser (with respect to the Funds) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of the Funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.  In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that Fund. The Adviser’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

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The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Sterling Capital and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of Sterling Capital may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, Sterling Capital believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund (or an Underlying Fund) to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Recently adopted rules implementing the credit risk retention requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) for asset-backed securities require the sponsor of certain securitization vehicles (or a majority-owned affiliate of the sponsor) to retain, and to refrain from transferring, selling, conveying to a third party, or hedging 5% of the credit risk in assets transferred, sold, or conveyed through the issuance of such vehicle, subject to certain exceptions. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which a Fund may invest, which costs could be passed along to such Fund as an investor in such transactions.

Investors should also be aware that some EU-regulated institutions (banks, certain investment firms, and authorized managers of alternative investment funds) are currently restricted from investing in securitizations (including U.S.-related securitizations), unless, in summary: (i) the institution is able to demonstrate that it has undertaken certain due diligence in respect of various matters, including its investment position, the underlying assets, and (in the case of authorized managers of alternative investment funds) the sponsor and the originator of the securitization; and (ii) the originator, sponsor, or original lender of the securitization has explicitly disclosed to the institution that it will retain, on an ongoing basis, a net economic interest of not less than 5% of specified credit risk tranches or asset exposures related to the securitization. In addition, in respect of securitization transactions the securities of which are issued on or after January 1, 2019 and to any securitization that creates new securitization positions on or after January 1, 2019, there will be a direct requirement on the originator, sponsor or original lender of the securitization to make the required credit risk retention (in each case to the extent such entities are established in the European Union). In the future, EU insurance and reinsurance undertakings and UCITS funds are expected to become subject to similar restrictions. Although the requirements do not apply to any of the Funds directly, the costs of compliance, in the case of any securitization within the EU risk retention rules in which a Fund has invested or is seeking to invest, could be indirectly borne by the Fund and the other investors in the securitization.

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Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in 2017 and new initial margin requirements are expected to become effective for swaps between swap dealers and many buy-side entities in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In addition, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit a Fund from exercising termination rights based on the financial institution’s insolvency.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions, since market participants have to pay fees to their clearing member and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

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ASSET SEGREGATION AND COVERAGE. A Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. A Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Regulatory Risk (Volcker Rule). Section 619 of the Dodd-Frank Act and the rules issued thereunder (also known as the “Volcker Rule”) prohibit banking entities, such as Branch Banking and Trust Company (“BB&T”) and its affiliates, including the Adviser, from engaging in certain trading activities involving their own capital (also known as “proprietary trading”).  These prohibitions may include certain restrictions on the extent to which BB&T and/or its affiliates may own Shares of a Fund.  If BB&T or its affiliates own 25% or more of the outstanding Shares of a Fund longer than three years from the Fund’s launch date, the Fund may be subject to these proprietary trading restrictions, which include restrictions on the ability to purchase and sell securities on a short term basis.  To the extent BB&T is required to reduce its seed capital or other investment in a Fund to address these trading restrictions, it may prevent the Fund from pursuing its investment objective, restrict the activities of the Fund and prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Fund’s performance.  In addition, if BB&T or its affiliates reduce their interest in a Fund due to Volcker Rule compliance requirements, the Fund may be subject to transaction costs, losses and adverse tax consequences and may be forced to liquidate prematurely, among other things.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably for a variety of reasons, including general financial market conditions, changing market perceptions and changes in government intervention in the financial markets. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in a Fund’s portfolio holdings.

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Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. A Fund may also be subject to inverse market risk, the particular type of market risk associated with investments that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

MARKET DISRUPTION AND GEOPOLITICAL RISK.   The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. In addition, the Funds are subject to the risk that geopolitical events, such as political, social or financial instability, civil unrest, and other political developments, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, may negatively affect a Fund’s investment in issuers located in, doing business in, or with assets relating to a market effected by such geopolitical event. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by a company whose securities are held by a Fund undermine Sterling Capital’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program, as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). A significant degree of uncertainty exists about the time frame for Brexit and whether it will have a negative impact on the United Kingdom, the European Union and/or the broader global economy. The effects of Brexit will depend on agreements the United Kingdom negotiates to retain access to European Union markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in volatility in global stock markets and currency exchange rate fluctuations. In July 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which the Fund invests cannot yet be determined.

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War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this SAI and in the Prospectuses will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, certain Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Equity Funds (except the Behavioral International Equity Fund) will limit their investment in short-term obligations to 20% of their total net assets. Such short-term obligations may include money market instruments and repurchase agreements. A Fund may not achieve its investment objective as a result of taking any temporary defensive position.

UNDERWRITING SECURITIES. To the extent permitted by the “Investment Restrictions” section, each Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION – ORGANIZATION AND DESCRIPTION OF SHARES” in this SAI).

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EACH TAXABLE BOND FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

EACH OF THE FUNDS OF FUNDS MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities or securities issued by “regulated investment companies” as defined in the Code; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

THE BEHAVIORAL LARGE CAP VALUE EQUITY FUND, THE MID VALUE FUND, AND THE SPECIAL OPPORTUNITIES FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

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2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

THE BEHAVIORAL SMALL CAP VALUE EQUITY FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

2. Underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

THE ULTRA SHORT BOND FUND MAY NOT:

1. Write or purchase call options. The Fund may not write put options. The Fund may not purchase put options.

THE STRATTON MID CAP VALUE FUND, THE STRATTON REAL ESTATE FUND AND THE STRATTON SMALL CAP VALUE FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

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2. Write put options.

THE STRATTON MID CAP VALUE FUND AND THE STRATTON SMALL CAP VALUE FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

THE STRATTON REAL ESTATE FUND:

1. Will invest more than 25% of the value of its total assets in real estate investment trusts (“REITS”) and other real estate-related securities.

THE SMID OPPORTUNITIES FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry.

EACH OF THE FUNDS (EXCEPT THE BEHAVIORAL SMALL CAP VALUE EQUITY FUND) MAY:

1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

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EACH OF THE FUNDS MAY:

1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE KENTUCKY FUND, THE MARYLAND FUND, THE NORTH CAROLINA FUND, THE SOUTH CAROLINA FUND, THE VIRGINIA FUND, AND THE WEST VIRGINIA FUND MAY NOT:

1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

EACH FUND MAY:

1. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

2. The Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short Duration Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not write or purchase call options. Each of the Funds, except the Behavioral Small Cap Value Equity Fund, may not write put options. The Short Duration Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not purchase put options.

THE BEHAVIORAL SMALL CAP VALUE EQUITY FUND MAY:

1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

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2. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations. The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE EQUITY INCOME FUND MAY NOT:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

THE EQUITY INCOME FUND MAY:

1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

The fundamental investment restrictions of the Equity Income Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Equity Income Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than the Fund’s fundamental restrictions. Any changes in the non-fundamental investment policies of the Fund will be communicated to its shareholders prior to effectiveness.

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THE BEHAVIORAL INTERNATIONAL EQUITY FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) the Fund generally determines industry classifications for purposes of this policy in reference to issuer-assigned GICS codes provided to the Fund by unaffiliated third party vendors (“GICS Codes”) and treats each industry represented by a distinct 4-digit GICS Code as a separate “industry.”

THE BEHAVIORAL INTERNATIONAL EQUITY FUND MAY:

1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

2. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE SMID OPPORTUNITIES FUND, THE CORPORATE FUND AND THE SECURITIZED OPPORTUNITIES FUND MAY:

1. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of the concentration policies described above, the Funds generally determine industry classifications for purposes of these policies in reference to issuer-assigned GICS codes provided to the Fund by unaffiliated third party vendors (“GICS Codes”) and, the Funds (except the Behavioral International Equity Fund) treat each industry represented by a distinct 6-digit GICS Code as a separate “industry.” In addition, the Funds do not consider investment companies to constitute an “industry.” Rather, a Fund will “look-through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.

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Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Corporate Fund’s and the Securitized Opportunities Fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Corporate Fund and the Securitized Opportunities Fund take the position that such securities do not represent interests in any particular “industry” or group of industries.

The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC as well as procedures approved by the Board of Trustees, the Equity Income Fund may invest in certain ETFs in excess of the 5% and 10% limits described in this paragraph, provided that the Equity Income Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to exemptive rules under the 1940 Act, each of the Funds may invest in shares of affiliated and unaffiliated money market funds without limit subject to the extent permitted by its investment strategy and the conditions of Rule 12d1-1.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by a Fund’s investment policies, and a Fund may not make loans to persons who control or are under common control with a Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

The 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Additionally, a Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Code.

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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Funds:

1. All Funds may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. All Funds (except the SMID Opportunities Fund) may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the above Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

3. The Equity Income Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Equity Income Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Equity Income Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

4. The Equity Income Fund may not borrow money or issue senior securities, except that the Equity Income Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Equity Income Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

For the fiscal years ended September 30, 2018 and September 30, 2017, the portfolio turnover rates for each of the Funds were as follows:

FUND	2018(%)	2017(%)
Behavioral Large Cap Value Equity Fund		144.85
Mid Value Fund		24.83

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FUND	2018(%)	2017(%)
Behavioral Small Cap Value Equity Fund		109.05
Special Opportunities Fund		18.92
Equity Income Fund		16.93
Behavioral International Equity Fund		91.65
Stratton Mid Cap Value Fund		12.19
Stratton Real Estate Fund		13.52
Stratton Small Cap Value Fund		7.04
SMID Opportunities Fund(1)		37.97
Ultra Short Bond Fund		59.57
Short Duration Bond Fund		78.77
Intermediate U.S. Government Fund		32.44
Total Return Bond Fund		64.07
Corporate Fund		78.79
Securitized Opportunities Fund		34.72
Kentucky Intermediate Tax-Free Fund		17.93
Maryland Intermediate Tax-Free Fund		5.89
North Carolina Intermediate Tax-Free Fund		25.92
South Carolina Intermediate Tax-Free Fund		31.17
Virginia Intermediate Tax-Free Fund		23.25
West Virginia Intermediate Tax-Free Fund		21.00
Diversified Income Fund		43.86
Strategic Allocation Balanced Fund		0.80
Strategic Allocation Growth Fund		1.92

(1)	Portfolio turnover rate in 2017 is for the period between the Fund’s commencement of operations on October 3, 2016 and September 30, 2017.

Unless otherwise indicated, changes in portfolio turnover rates were generally the result of active trading strategies employed by such Funds’ portfolio managers in response to market conditions, and not reflective of a material change in a Fund’s investment strategy.

High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed as ordinary income to individual shareholders) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Higher portfolio turnover rates for each Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”

VALUATION

Except as noted below, investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

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With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Pricing Committee are valued at fair value under procedures approved by the Board of Trustees. Such procedures may include a yield equivalent or a price produced through use of a pricing matrix. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a common Significant Event is a significant movement in the U.S. equity markets following the close of trading on a foreign exchange. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities and other assets for which market quotations are not readily available (e.g., where an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Fund’s Adviser) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each class of Shares of each Fund of Sterling Capital Funds is offered on a continuous basis by Sterling Capital Distributors, LLC (the “Distributor”). Class A, Class C, or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Funds may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R6 Shares are available only to eligible employer-sponsored retirement plans (such as 401(k) plans, 457(b) plans, 403(b) plans, profit sharing plans and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, any of whose accounts are maintained by the Funds at an omnibus level (“Employer Retirement Plans”)). R6 Shares are not available to investors who invest or hold their shares through financial intermediaries, such as clearing firms or record keepers, that expect to receive compensation from a Fund or from Sterling Capital in the form of sub-recordkeeping, sub-transfer agency or other similar service fees. R6 Shares of the Funds are not designed to accommodate the payment of sub-recordkeeping, sub-transfer agency or other similar service fees to financial intermediaries. Note also that not all Funds and classes are available for purchase in all states.

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PURCHASE OF CLASS A AND CLASS C SHARES

As stated in the Class A and Class C Prospectus, the public offering price of Class A Shares of a Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of a Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class C Prospectus applies to purchases of Class A Shares of such a Fund by a purchaser (a “Purchaser”).

Class C Shares of each Fund offering such Shares are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A and Class C Prospectus, the Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the first anniversary of purchase.

Shares of a Fund sold to a bank, other financial institution or intermediary or broker-dealer (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Funds.

In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Funds’ valuation time, which is as of the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time, (the "Valuation Time") for that day and transmits to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.

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Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.

AUTO INVEST PLAN. The Funds’ Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. With shareholder authorization, the Funds’ transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.

For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Funds.

Sterling Capital Funds INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A Sterling Capital Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. Sterling Capital Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All Sterling Capital Funds IRA distribution requests must be made in writing to the Funds’ transfer agent. Any additional deposits to a Sterling Capital Funds IRA must distinguish the type and year of the contribution.

For more information on a Sterling Capital Funds IRA, call Sterling Capital Funds at 1-800-228-1872. Investment in Shares of the Tax-Free Bond Funds would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on Sterling Capital Funds IRA contribution and withdrawal requirements and restrictions.

STERLING CAPITAL DEPOSIT ACCOUNT

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

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The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the FDIC subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

SALES CHARGES

As the Funds’ principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Funds to investors. The Funds re-allow some or all of the applicable sales charge as dealer discounts and brokerage commissions. With respect to the Equity Funds (except the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund and the Stratton Small Cap Value Fund), Fund of Funds, and Total Return Bond Fund, the Distributor receives up to 0.75% of the sales charge charged to shareholders for marketing and distribution expenses. With respect to the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund and the Stratton Small Cap Value Fund, the Distributor receives up to 0.25% of the sales charge charged to shareholders for marketing and distribution expenses. With respect to the Tax-Free Bond Funds, Intermediate U.S. Government Fund, Short Duration Bond Fund, Corporate Fund and Securitized Opportunities Fund, the Distributor receives up to 0.40% of the sales charge charged to shareholders for marketing and distribution expenses. With respect to the Ultra Short Bond Fund, the Distributor receives up to 0.10% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell Shares of the Funds may receive more revenue from the sale of the Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

The Adviser, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of any Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

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CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from a Fund online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. These variations are described in the Prospectus in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”).

Subject to the Appendix, the current sales charge rates are as follows:

FOR THE EQUITY FUNDS, FUNDS OF FUNDS AND THE TOTAL RETURN BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	UNDERWRITER RETENTION
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years after purchase: shareholders who purchased $1 million or more. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

FOR THE TAX-FREE BOND FUNDS, INTERMEDIATE U.S. GOVERNMENT FUND, AND SHORT DURATION BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	UNDERWRITER RETENTION
Up to $49,999	2.00%	2.04%	0.40%
$50,000 up to $99,999	1.75%	1.78%	0.30%
$100,000 up to $249,999	1.50%	1.52%	0.25%
$250,000 up to $499,999	1.00%	1.01%	0.20%
$500,000 and above(1)	0.00%	0.00%	0.00%

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(1)	There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 0.50% of the purchase price will be charged to the Class A shareholders who receive a sales charge waiver and then redeem their shares within eighteen months after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $500,000 or more, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to $5 million, 0.35% of the offering price from $5 million up to $10 million, and 0.25% of the offering price from $10 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

FOR THE ULTRA SHORT BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	UNDERWRITER RETENTION
Up to $49,999	0.50%	0.50%	0.10%
$50,000 up to $99,999	0.25%	0.25%	0.05%
$100,000 and above (1)	0.00%	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $100,000 or more.

The sales charges set forth in the tables above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares and then of any Class C Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

Certain sales of Class A Shares made through certain financial intermediaries are made without a sales charge or with a reduced sales charge, as described in the Appendix. Purchasers investing through a financial intermediary should consult their financial intermediary to determine their eligibility for such sales charge reductions.

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Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years of purchase: shareholders who purchased $1 million or more (for the Equity Funds, Funds of Funds and the Total Return Bond Fund) or $500,000 or more (for the Tax-Free Bond Funds, Intermediate U.S. Government Fund and Short Duration Bond Fund).

LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Funds (the “Variable NAV Funds”), within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include accumulated holdings (as described and calculated under “Concurrent Purchases and Right of Accumulation” below) if such LOI gives the Transfer Agent sufficient information to permit confirmation of the accumulated holdings; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Funds without notice.

A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase.

For further information, interested investors should contact the Funds’ transfer agent. LOI privileges may be amended or terminated without notice at any time by the Funds.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Funds.

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Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan defray the expenses of advancing brokerage commissions, as well as expenses for the Funds’ distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class C Shares. A dealer commission of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. In addition, the Distributor may receive up to 0.25% of the original purchase price of the Class C Shares.

CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class C Shares of other Funds of Sterling Capital Funds as described under “Exchange Privilege.”

EXCHANGE PRIVILEGE

INSTITUTIONAL SHARES. Institutional Shares of a Fund may be exchanged for Institutional Shares of another Fund. Institutional Shares may be exchanged for Class A Shares of a Fund if an investor ceases to be eligible to purchase Institutional Shares. Institutional Shares may not be exchanged for Class R or Class C Shares and may be exchanged Class R6 Shares only if the Shareholder becomes eligible to purchase Class R6 Shares. Redemption proceeds may be deposited into the SCDA.

CLASS R SHARES. Class R Shares of each Fund may be exchanged for Class R Shares of another Fund that is available through an Eligible Plan on the basis of relative NAV per Class R Share. Class R Shares may not be exchanged for Class A or Class C Shares and may be exchanged for Institutional Shares and Class R6 Shares only if the Shareholder becomes eligible to purchase such Shares. Redemption proceeds may be deposited into the SCDA.

Class R6 Shares. Class R6 Shares of a Fund may be exchanged for Class R6 Shares of another Fund. Class R6 Shares may also be exchanged for Class A Shares, if the Shareholder ceases to be eligible to purchase Class R6 Shares. Class R6 Shares may not be exchanged for Class C Shares, Class R Shares or Institutional Shares. Redemption proceeds may be deposited into the SCDA.

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CLASS A. Class A Shares of each Fund may be exchanged for Class A Shares of another Fund. Class A Shares may not be exchanged for Class R or Class C Shares and may be exchanged for Institutional Shares and Class R6 Shares only if the Shareholder becomes eligible to purchase such Shares. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, respectively. Redemption proceeds may be deposited into the SCDA.

CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of another Fund on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares. Class C Shares may not be exchanged for Class R Shares and may only be exchanged for Institutional Shares and Class R6 Shares only if the Shareholder becomes eligible to purchase such Shares. Class C Shares generally may not be exchanged for Class A Shares except as otherwise provided in the Class A and Class C Prospectus, including the Appendix. Redemption proceeds may be deposited into the SCDA.

For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Fund from which the exchange was made. If a shareholder sells Class C Shares of a Fund and deposits the redemption proceeds in the SCDA, the shareholder will not have to pay a CDSC at the time of redemption. If the shareholder subsequently uses the redemption proceeds from the shareholder’s SCDA to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares redeemed by the shareholder will be “tacked” to the holding period of newly acquired Class C Shares.

Effective February 1, 2019, except as noted below, Class C Shares of a Fund will automatically convert to Class A Shares of the same Fund after 10 years, thus reducing the future annual expenses (Class A Shares have a Rule 12b-1 fee of 0.25% versus 1.00% for Class C Shares). Conversions will generally occur during the month of or following the 10-year anniversary of the share purchase date. Class C Shares that have been held for longer than 10 years as of February 1, 2019 will also convert to Class A Shares as soon as practicable following February 1, 2019 except as noted below. The automatic conversion will be based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. For Class C Shares held through a financial intermediary, automatic conversions to Class A Shares will occur in accordance with the policies and procedures of your financial intermediary, and the timing of this conversion may differ from the timing stated above. It is the financial intermediary’s (and not the Funds’) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. In particular, the Funds understand that group retirement plans held through third party intermediaries that hold Class C Shares in an omnibus account in certain instances do not track participant level share lot aging. Please consult with your financial intermediary about your eligibility to exercise this conversion privilege.

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ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Funds’ transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

CLASS R SHARES. Selling shares may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for specific details regarding redemption of Class R Shares.

CLASS R6 SHARES. Selling shares may only be effected through your Employer Retirement Plan. Contact your plan administrator or refer to the appropriate plan documents for specific details regarding redemption of Class R6 Shares.

REDEMPTION BY MAIL. A written request for redemption must be received by the Funds’ transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Funds reserve the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call Sterling Capital Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds’ telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Funds.

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REDEMPTION ONLINE. Shares may be redeemed online if the shareholder has set up an account online at www.sterlingcapitalfunds.com. Shareholders may establish the transfer of electronic redemptions of Class A and Class C Shares to their SCDA. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit Sterling Capital Funds at www.sterlingcapitalfunds.com. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Funds’ online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Funds.

The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by a Sterling Capital Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for a Fund to determine the value of its total net assets.

The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.

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AUTO WITHDRAWAL PLAN. Sterling Capital Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class C, and Institutional Shares of a Fund. With shareholder authorization, the Funds’ transfer agent will automatically redeem Class A, Class C, and Institutional Shares at the NAV of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder. The shareholder may receive automatic payment from the shareholder’s Class A or Class C Shares Sterling Capital Fund account into the shareholder’s SCDA.

Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.

To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Funds’ transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Funds.

PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the NAV at which the request is processed.

ADDITIONAL TAX INFORMATION

The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Funds. This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders, such as insurance companies, tax-advantaged retirement plans, financial institutions or foreign shareholders (defined below), that are subject to special treatment under U.S. federal income tax laws. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

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TAXATION OF THE FUNDS. Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds will not be subject to federal income tax on income or gains distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income and gains on a calendar-year basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute during or with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. MLPs, if any, in which a Fund invests will generally be treated as qualified publicly traded partnerships. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

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For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is are otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

If for any taxable year a Fund were to fail to meet the income, distribution or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund Shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

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In determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend), its taxable income and its earnings and profits, a RIC may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) and certain late-year ordinary losses (generally, the sum of its (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following year. A Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

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DISTRIBUTIONS. For federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned (or is deemed to have owned) his or her Shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund Shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Distributions of taxable income or capital gains are taxable to Fund shareholders as described herein whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

If, in and with respect to any taxable year, a Fund makes a distribution in excess of its current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels.

In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share became ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income. The Bond Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the 181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock -- generally, stock acquired with borrowed funds). The Bond Funds do not expect a significant portion of their distributions to qualify for the dividends-received deduction.

If a Fund receives dividends from another mutual fund or an ETF that qualifies as a RIC (each an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income or as eligible for the dividends-received deduction, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income or as eligible for the dividends-received deduction, as the case may be, provided in each case that the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, to the extent that a Fund that qualifies to pay exempt-interest dividends (see the discussion under “Exempt-Interest Dividends” below) makes a distribution of income that is attributable to (i) income received by the Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by the Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution may not constitute exempt-interest dividends to shareholders.

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Any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in a MLP will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.

Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.

Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.

EXEMPT-INTEREST DIVIDENDS. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of securities generating interest that is exempt from federal income tax under Section 103(a) of the Code. Such dividends may not exceed, in the aggregate, the net interest a Fund receives during the taxable year from securities exempt from regular federal income tax. Generally, exempt-interest dividends will be excluded from a shareholder’s gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. In particular, if a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

As a matter of policy, under normal market conditions, not more than 10% of a Fund’s total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. Interest income on all Tax-Exempt Obligations is, with very limited exceptions, included in “adjusted current earnings” for purposes of computing the federal alternative minimum tax applicable to corporate shareholders. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisers regarding the potential alternative minimum tax implications of holding Shares of a Fund.

A Fund that is qualified to pay exempt-interest dividends will notify investors in a written statement of the percentage of its income distributions reported as tax-exempt. The percentage is applied uniformly to all income distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Thus, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

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If a shareholder receives an exempt-interest dividend with respect to any Share held by the shareholder for six months or less, any loss on the sale or exchange of such Share will generally be disallowed to the extent of the amount of such exempt-interest dividend. This loss disallowance rule does not apply to a shareholder’s disposition of Fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the Fund if the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis.

In certain limited instances, the portion of Social Security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends will not be deductible. The portion of interest that is not deductible is generally equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total dividends (excluding Capital Gain Dividends) paid to the shareholder that consist of exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. The term “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each shareholder who may be considered a “substantial user” should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the shareholder were treated as a “substantial user” or a “related person.”

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

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The Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See “INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts” in this SAI. The policy of each of the Tax-Free Bond Funds is to limit the acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Tax-Exempt Obligations subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the IRS has issued a published ruling that provides some guidance regarding the tax consequences of the purchases of puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Bond Funds could acquire under the 1940 Act. Therefore, although the Tax-Free Bond Funds will only acquire a put after concluding that the put will have the tax consequences described above, the IRS could reach a different conclusion from that of the Tax-Free Bond Funds. If a Tax-Free Bond Fund were not treated as the owner of the relevant Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

Distributions made by a Tax-Free Bond Fund derived from taxable income and gains may result in federal income taxes (as described under “Distributions” above) and/or state income or other taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, Funds may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to distributions received from a Fund.

REDEEMING OR EXCHANGING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. Any such long-term gain will be included in net capital gain and taxed to individuals at reduced rates; any such short-term gain will be taxed at the rates applicable to ordinary income.

Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividend received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the Fund Shares disposed of with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

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Upon the redemption or exchange of Fund Shares, the Fund or, in the case of Shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund Shares you redeemed or exchanged. See the Funds’ Prospectuses for more information.

DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security, (ii) alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. The application of Section 451 to the accrual of market discount is currently unclear. If Section 451 applies to the accrual of market discount, a Fund must include in income any market discount as it takes the same into account on its financial statements. Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

If a Fund holds the foregoing kinds of obligations, or other debt obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including when it is not advantageous to do so, that the Fund would otherwise have continued to hold. A Fund may realize gains or losses from such dispositions. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

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SECURITIES PURCHASED AT A PREMIUM. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

HIGH-YIELD BONDS. A Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to federal income or excise tax.

A portion of the OID on certain high-yield discount obligations may not be deductible to the issuer. If a portion of the OID on such high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if an issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the corporate dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.

CERTAIN INVESTMENTS IN REITS. Certain of the Funds may invest in equity securities of issuers qualifying as real estate investment trusts under Subchapter M of the Code (“REITs”). A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Any distribution of income attributable to qualified REIT dividends from a Fund’s investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.

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INVESTMENTS IN MORTGAGE-RELATED SECURITIES. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”), including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

INVESTMENTS IN OPTIONS AND FUTURES. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

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The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

CERTAIN OTHER FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. In addition to the special rules described above in respect of futures and options transactions, the Funds’ transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and/or cause adjustments in the holding periods of a Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If such a difference arises, and a Fund’s book income is less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds its taxable income (or in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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INVESTMENTS IN INCOME TRUSTS. Certain Funds’ investments in certain income trusts may be limited by the Fund’s intention to qualify as RIC under the Code and may bear on the Fund’s ability to so qualify. In particular, where, as is frequently the case, U.S. royalty trusts are treated as grantor trusts for federal income tax purposes, they generally pass through tax items such as income, gain or loss to interest-holders on a gross basis. An applicable Fund monitors the individual underlying items of income that it receives from such trusts to determine how it will characterize such income for purposes of meeting the 90% gross income requirement applicable to RICs described above.

FOREIGN TAXES. Income, proceeds and gains received by a Fund (or Underlying RICs) from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of a Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund will be permitted to elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Shareholders of a Fund other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. For information with respect to the Funds of Funds, see “Additional Tax Information Concerning the Funds of Funds, below.

FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Certain Canadian royalty trusts qualify as PFICs. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

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A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

FUNDS OF FUNDS. Because the Funds of Funds generally invest their assets in Shares of Underlying Funds (and such Underlying Funds are generally expected to be Underlying RICs), their distributable income and gains will normally consist of distributions from Underlying Funds and gains and losses on the disposition of Shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to recognize its share of those losses to offset distributions of net income or capital gains realized from other sources until and only to the extent the Underlying Fund has capital gains that it can offset with those losses, or the Fund of Funds disposes of Shares of the Underlying Fund in a transaction qualifying for sale or exchange treatment (although such losses of an Underlying Fund may reduce distributions to the Fund of Funds from that Underlying Fund in future taxable years). Moreover, even when a Fund of Funds does make a disposition of Shares of an Underlying Fund, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of Underlying Fund Shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund of Fund’s sale of Underlying Fund Shares that have generated losses. A wash sale occurs if Shares of an Underlying Fund are sold by the Fund of Fund at a loss and the Fund of Funds acquires additional Shares of that same Underlying Fund 30 days before or after the date of the sale. The wash sale rules could defer a Fund of Fund’s losses on sales of Underlying Fund Shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

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As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds, rather than investing in Shares of the Underlying Funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

If a Fund were to own 20% or more of the voting interests of an Underlying Fund, subject to a safe harbor in respect of certain fund of funds arrangements, the Fund would be required to “look through” the Underlying Fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the Underlying Fund’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of a Fund’s taxable year, at least 50% of its total assets consists of interests in other RICs, the Fund will be a “qualified fund of funds.” In that case, the Fund is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of exempt-interest dividends it receives from Underlying Funds. For further considerations pertaining to exempt-interest dividends, see “Exempt-Interest Dividends” above. Furthermore, a qualified fund of funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by an Underlying Fund that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. If the election is made by a Fund, shareholders of the Fund generally will be required to include in U.S. taxable income their pro rata shares of such taxes (in addition to the taxable distributions actually received by them), and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to claim a credit for or deduct their share of such taxes, subject to generally applicable limitations on such credits and deductions. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code (including certain holding period requirements with respect to Fund shares for shareholders seeking claim credits), which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisers with specific reference to their own tax situations, including the potential application of state, local and foreign taxes.

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BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN BANK AND FINANCIAL ACCOUNTS. Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund's “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax adviser, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined below and subject to certain conditions described below, and exempt-interest dividends, generally are not subject to withholding of federal income tax (except that exempt-interest dividends may be subject to backup withholding).

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

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The exceptions to withholding for Capital Gain Dividends and “short-term capital gain dividends” do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by a foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for “interest-related dividends” does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person to the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so. In the case of Shares held through an intermediary, the intermediary is permitted to withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend.

Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund, unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of Shares of a Fund (as described below).

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in Shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

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Special rules would apply if a Fund were a “qualified investment entity” (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the past five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders, and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order for a foreign shareholder to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, and/or to establish an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund Shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund Shares through foreign entities should consult their tax advisers about their particular situations.

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A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2019. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends). Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

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SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and arrangements and the precise effect of such investments in their particular tax situations.

GENERAL. Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE BOND FUNDS. As indicated in the Prospectuses, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are designed to provide Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Bond Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any benefit from the dividends of the Tax-Free Bond Funds being tax-exempt, and such dividends will be taxable to the beneficiaries of such plans and accounts when distributed to them.

Dividends that are derived from interest on a Fund’s investments in U.S. Government Securities and received by a shareholder who is a Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia resident are currently eligible for exemption from those states’ income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in Kentucky, Maryland, South Carolina, Virginia, and West Virginia as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

Distributions from the Kentucky Fund will not be subject to Kentucky income tax if the Kentucky Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Kentucky or its political subdivisions or interest on debt obligations of the United States or of its agencies, instrumentalities, possessions, or territories.

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Distributions from the Maryland Fund will not be subject to Maryland income tax if the Maryland Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Maryland or its political subdivisions or interest on debt obligations of the United States and some of its authorities, commissions, instrumentalities, possessions or territories.

Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of North Carolina or its political subdivisions, or (ii) attributable to interest on direct obligations of the United States, or its possessions.

Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof which are exempt from federal income taxes, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina.

Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.

Distributions from the West Virginia Fund will not be subject to West Virginia income tax if the West Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of West Virginia or its political subdivisions or debt obligations of the United States and some of its authorities, commissions, or instrumentalities.

If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for 6 months or less, any loss on the sale or exchange of such Share will be disallowed for Maryland, North Carolina, South Carolina, Virginia and West Virginia tax purposes to the extent of the amount of such exempt-interest dividend, even though some portion of such dividend actually may have been subject to Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax.

Distributions by the Tax-Free Bond Funds of net long-term capital gains on securities held for more than one year are taxable to shareholders as such, regardless of how long the shareholder has held Shares in a Tax-Free Bond Fund, except that distributions which are directly attributable to gains from obligations of the Commonwealth of Kentucky and its political subdivisions are exempt from Kentucky state income tax, distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina state income tax, and distributions which are directly attributable to gains from certain obligations of the State of Maryland and its political subdivisions are exempt for Maryland state income tax. Distributions will be taxable as described above even if the NAV of a Share in a Tax-Free Bond Fund is reduced below the shareholder’s cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital.

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Part or all of the interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is not deductible, or requires a modification increasing adjusted gross income, for federal, Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax purposes.

Distributions of exempt-interest dividends, to the extent attributable to interest on Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia individual or corporate income tax. Distributions of exempt-interest dividends, to the extent attributable to interest on Kentucky Tax-Exempt Obligations, are also not subject to the Kentucky limited liability entity tax described below. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina. Distributions of gains attributable to certain obligations of the State of Maryland and its political subdivisions are not subject to Maryland individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax. Individuals who are shareholders in West Virginia cannot reduce their West Virginia AGI for any portion of interest or dividends received from a Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded “exempt-interest dividends;” and they must increase their West Virginia Adjusted Gross Income (“AGI”) by the amount of such interest or dividend income. Also, an individual who is a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold Shares of a Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund Shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder’s Federal AGI.

The foregoing is only a summary of some of the important federal and state tax considerations generally affecting purchasers of Shares of the Tax-Free Bond Funds. No attempt has been made to present a detailed explanation of the federal or state income tax treatment of the Tax-Free Bond Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Free Bond Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN KENTUCKY TAX-EXEMPT OBLIGATIONS

The concentration of investments in Kentucky Tax-Exempt Obligations by the Kentucky Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Kentucky and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Kentucky Fund and its portfolio securities. This section briefly describes current economic trends in Kentucky and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Kentucky Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

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Economy. Kentucky’s economy, once dominated by coal, horses, bourbon and tobacco, has become more diversified and global, as shown by the fact that Kentucky’s manufacturing employment concentration as a percentage of non-farm employment is now higher than the national average and recessionary employment declines in the manufacturing sector were more muted in Kentucky than nationwide. Kentucky’s state parks, horse breeding and racing industry, epitomized by the Kentucky Derby, play an important role in expanding the tourism industry in Kentucky.

Economic growth in Kentucky was in line with the national economy in terms of growth in employment and personal income. Kentucky personal income grew by 4.2% in the fourth quarter of the fiscal year ended June 30, 2017 (FY 2017), outpacing the national personal income growth rate of 4.2%. Wages and salaries income makes up 50.7% of Kentucky personal income. Over the last four years, Kentucky personal income grew by a net of 15.7%. During the same period, wages and salaries income grew by 17.4%. However, transfer payments were the fastest growing component of personal income during that period and rose significantly faster than any other component of income in the last sixteen years. In the fourth quarter of FY 2017, transfer payments made up 24.3% of Kentucky personal income. Information services was the fastest growing income sector, growing 2.4% in the fourth quarter of FY 2017. The worst performing employment sector was mining employment, which declined by 6.4% in the fourth quarter of FY 2017.

Budgetary Process. The Kentucky General Assembly is required by the Kentucky Constitution to adopt measures providing for the state’s revenues and appropriations for each fiscal year. The Governor is required by law to submit a biennial State Budget to the General Assembly during the legislative session held in each even numbered year. State Budgets have generally been adopted by the General Assembly during those legislative sessions, which end in mid-April, to be effective upon the Governor’s signature for appropriations commencing for a two-year period beginning the following July 1.

The Kentucky Supreme Court has ruled that, in the absence of a State Budget enacted by the General Assembly, the Governor has no authority to spend money from the state treasury except where there is a state statutory or constitutional or a federal mandate and therefore the Commonwealth may be prevented from expending funds for certain governmental functions, including the payment of debt service when due on obligations of the Commonwealth that are subject to appropriation as described below.

Kentucky Tax Treatment. The Kentucky tax treatment of shareholders of regulated investment companies such as the Kentucky Fund varies depending on the type of shareholder. For corporations (as defined in Section 7701(a)(3) of the Code), Kentucky imposes a graduated corporate income tax that has a maximum rate of 6%. This tax is imposed on taxable net income which is determined by taking federal gross income and making various Kentucky-specific adjustments that differ from federal tax treatment. None of these adjustments affect dividends or other distributions from regulated investment companies; therefore, if such dividends or other distributions are exempt for federal tax purposes, they will be exempt for Kentucky income tax purposes.

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Corporations, as well as other limited liability entities, are subject to the Kentucky Limited Liability Entity Tax (“LLET”). The LLET is imposed on C corporations (as defined in Section 1361(a)(2) of the Code) and any pass-though entity that affords its members, partners, or shareholders protection from general liability for actions of the entity. A “pass-though entity” includes any partnership, S corporation (as defined in Section 1361(a)(1) of the Code), limited liability company, limited partnership, or similar entity recognized by state law that is not taxed for federal purposes at the entity level but instead passes to each member, partner, or shareholder their proportionate share of income, deductions, gains, losses, and other tax items. A general partnership is not subject to the LLET because, although it is a pass-through entity, its partners do not enjoy limited liability.

The LLET is calculated based on the taxpayer’s gross receipts or gross profits. Since dividends or other distributions from regulated investment companies such as the Kentucky Fund are by definition not included in gross receipts or gross profits, entities generally subject to the LLET will not be subject to the LLET on such dividends or other distributions.

Shareholders of regulated investment companies such as the Kentucky Fund who are subject to the Kentucky individual income tax must calculate their Kentucky taxable income based on federal gross income with certain Kentucky-specific adjustments that differ from federal tax treatment. Since none of these adjustments affect dividends or other distributions from regulated investment companies, these taxpayers treat such dividends or other distributions for Kentucky tax purposes the same as they do for federal income tax purposes.

Credit Ratings. Standard and Poor’s assigns to Kentucky an issuer credit rating of “A+” with a negative outlook. Moody’s Investor Services assigns to Kentucky an issuer credit rating of “Aa3” with a stable outlook. Fitch Ratings assigns to Kentucky an issuer credit rating of “A+” with a stable outlook.

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness had been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.

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The Kentucky Fund is not required to invest any particular percentage of its assets in Kentucky Municipal Securities which are general obligations of issuers with substantial assets.

Overview of the Commonwealth of Kentucky’s Debt Authorities. Kentucky’s indebtedness is classified as either appropriation supported debt or non-appropriation supported debt.

Appropriation supported debt carries the name of Kentucky and is either (i) a general obligation of Kentucky or (ii) a revenue obligation of one of its debt-issuing agencies, which is subject to state appropriation for all or a portion of the debt service.

General obligation bonds pledge the full faith, credit and taxing power of Kentucky for the repayment of the debt. The Kentucky Constitution requires voter approval by general referendum prior to the issuance of general obligation bonds in amounts exceeding $500,000. Kentucky has not issued general obligation bonds since 1966 and has no general obligation bonds outstanding.

Project revenue notes and bonds are issued by various debt issuing authorities of Kentucky. The revenues produced by the projects funded by the debt are pledged as security for repayment of the debt. Project revenue debt is not a direct obligation of Kentucky. Project revenues are, in some cases, derived partially or solely from biennial appropriations of the Kentucky General Assembly. In other cases, the direct revenues generated from the funded project constitute the only source of payment.

Non-appropriation or moral obligation debt carries the name of Kentucky for the benefit and convenience of other entities or agencies within Kentucky. The bonds are special obligations of the issuer, secured and payable solely from the sources pledged for the payment thereof and do not constitute a debt, liability, obligation or a pledge of the faith and credit or taxing powers of Kentucky. The Kentucky General Assembly does not intend to appropriate any funds to fulfill the financial obligations represented by these types of bonds. In the event of a shortfall, however, the issuer generally covenants to request from the Governor and the General Assembly sufficient amounts to pay debt service.

The payment of debt service by the state universities is enhanced by the requirement that, in the event of a default, the Secretary of the Kentucky Finance Cabinet must intercept any funds appropriated to the university but not yet disbursed and must use those funds to remedy the default.

Default Record. Neither Kentucky nor any of its agencies has ever defaulted in the payment of principal or interest on general obligation indebtedness or project revenue obligations.

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Debt Issuing Entities of Kentucky. The following entities are active issuers of debt in Kentucky: State Property and Buildings Commission, Kentucky Asset/Liability Commission, Turnpike Authority of Kentucky, Kentucky Housing Corporation, Kentucky Infrastructure Authority, Kentucky Higher Education Student Loan Corporation, School Facilities Construction Commission, Kentucky Economic Development Finance Authority, Kentucky Local Correctional Facilities Construction Authority, Kentucky Public Transportation Infrastructure Authority and the nine State Universities. The ratings of each issuer vary.

The Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation issue obligations to finance projects that are not repaid by state governmental appropriations. The outstanding principal amount of the debt of the Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation are each limited by statute to $5.0 billion. The State Property and Buildings Commission, Turnpike Authority of Kentucky, and the nine State Universities may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly. The Kentucky Asset/Liability Commission may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly, exclusive of cash flow borrowings within a fiscal year. The School Facilities Construction Commission and the Kentucky Infrastructure Authority, in its revolving fund programs, may not incur debt without appropriation of debt service by the General Assembly. Without legislative approval, other programs of the Kentucky Infrastructure Authority are limited to $500,000,000 of debt outstanding. The debt of the Kentucky Local Correctional Facilities Construction Authority is limited to the level of debt service supported by court fees pledged to the payment of the debt service. The Kentucky Public Transportation Infrastructure Authority may not incur debt without prior approval of the projects by the General Assembly. No debt limitation is in effect for the Kentucky Economic Development Finance Authority, which acts as a conduit issuer of revenue bonds for the benefit of private businesses and nonprofit entities and for which Kentucky has no liability for the payment of the debt service.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MARYLAND TAX-EXEMPT OBLIGATIONS

The concentration of investments in Maryland Tax-Exempt Obligations by the Maryland Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Maryland and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Maryland Fund and its portfolio of securities. This section briefly describes current economic trends in Maryland, and constitutes only a brief summary of some of the many complex factors that may have an effect on the value of the Maryland Fund. The information set forth below is derived from official statements prepared in connection with the issuance of Maryland Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

The Maryland Fund’s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to state of Maryland general obligation bonds and debt issued by state agencies, the Fund will invest in local issues, lease bond obligations, and revenue bonds, the credit quality and risk of which will vary according to each security’s own structure and underlying economics.

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DEBT. The state of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue sector are tax-exempt lease obligations that are subject to the annual bond appropriations of a governmental body, usually with no implied tax or specific revenue pledge. As of November 1, 2017, general obligations of the State of Maryland are rated Aaa by Moody’s and AAA by the S&P and Fitch. As of August 3, 2017, Maryland was one of only eleven states to have this highest award.

As of March 31, 2017, the state of Maryland disclosed that it had approximately $12,461.7 million of net Maryland tax-supported debt outstanding. General obligation bonds accounted for $8,939.2 million of that amount. In fiscal year 2017, debt service on general obligation bonds was paid primarily from state property tax receipts. Maryland Department of Transportation bonds outstanding account for another $2,400.7 million of the debt; the debt service on those bonds is payable from taxes and fees related to motor vehicles and motor vehicle fuel, a portion of the corporate income tax and a portion of the sales and use tax on short-term vehicle rentals. Debt obligations issued by the Maryland Stadium Authority in the form of lease-backed revenue bonds and equipment lease financing account for $111.4 million of the debt. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.

Maryland has also financed construction and acquisition of various other facilities and equipment through lease-type financing, subject to annual appropriation by the Maryland General Assembly, in the amount of $315.4 million as of December 31, 2016.

ECONOMY. Overall, Maryland’s economy has been slowly recovering from the recent recession, however, uncertainty remains, particularly with regard to potential federal budget cutbacks. According to the September 20, 2017 update from the Maryland State Board of Revenue Estimates (“MSBE”), Maryland general revenues totaled $16.698 billion in fiscal year 2017, 3.1% growth from the prior year. Individual income tax revenues contributed $9.019 billion to the general fund, an increase of $501 million, growth of 5.9% from the prior fiscal year. Corporate income tax revenue in fiscal year 2017 was $795 million, a decrease of 9.0% from the prior fiscal year.

Federal employment has supported and stabilized Maryland’s economy in the past and continues to do so. Maryland’s close proximity to the federal government buffered Maryland from the worst of the recent recession, however, if federal spending cuts are made, Maryland’s economy may be more negatively impacted than the economies of other states. Maryland is in the midst of a structural change as its economic competitive advantage, federal government spending growth has been displaced and is no longer expected to provide the strong growth it once provided. Although Maryland federal government employment declined in 2013 and 2014, decreasing 1.2% and 1.1%, respectively, other states lost a disproportionately larger share of federal government employment. However, as direct federal employment accounts for roughly 5.4% of jobs in Maryland, the impact is relatively acute. This indicates that despite federal government employment detracting from Maryland employment growth, other states lost a disproportionately larger share of federal government employment. In addition, many of the Maryland’s business and professional services firms largely service the federal government; such cutbacks would have a negative impact on these services as well. Additionally, the U.S. Cyber Command, established at Fort Meade, Maryland is expected to provide continued growth in the near future.

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Maryland’s unemployment rate remains below the national average. As of March 2017, Maryland’s unemployment rate was 4.2%, lower than the national average of 4.5%. Maryland’s annual unemployment rates have been below the national average for over a decade. Approximately 81.5% of those working in Maryland are employed by the private sector, while federal, state, county and municipal governments employ 18.5% of the workforce. Government employees in Maryland in 2016 numbered 486,101. Of these, 145,800 were federal workers, 97,937 worked for state government, and 242,364 were employed by county and municipal governments. Maryland’s per-capita personal income in 2016 was $57,936, the fifth highest in the nation and 16.9 percent higher than the national average of $49,571.

In 2015, Maryland was ranked third in the nation in “Entrepreneurship and Innovation” by the U.S. Department of Commerce in its annual Enterprising States report. Maryland also ranked second in the nation for its talent pipeline, determined by analyzing various education outputs and efficiencies. In the study’s Enterprising States Technology and Entrepreneurship category, Maryland was named first in science, technology, engineering and mathematics (“STEM”) job concentration, first in academic research and development, third in innovation and entrepreneurship and fourth in high-tech business concentration. In 2016, Maryland had the fifth highest private sector concentration of tech employment, with 182,539 workers. Federal agencies located in Maryland have been a catalyst for Maryland’s technology base. Maryland’s workforce is among the best educated workforces in the US. Maryland ranks third in the nation with 38.8% of its population over 25 holding a bachelor’s degree or higher, while 17.7% have a graduate or professional degree. This educational attainment facilitates the rapid growth of the professional services and information services sectors, which require an educated workforce.

Maryland’s economy is also heavily tied to the Port of Baltimore. As one of the largest ports on the East Coast by tonnage, in 2016 the Port of Baltimore handled 31.8 million tons of foreign commerce cargo valued at $49.9 billion. Owned by the state of Maryland but operated by a private entity (Ports America), the Port is in an excellent position to capitalize on the widening of the Panama Canal. This project to widen the Canal, now permits deeper and wider ships to pass and the Port of Baltimore is one of only three on the East Coast with a 50-foot shipping channel and a 50-foot container berth depths and cranes to handle such ships. On July 19, 2016, a cargo carrier from Taiwan was the first supersized container ship to reach Baltimore through the Panama Canal. The Port generates approximately $3 billion in annual wages and salaries, as well as supporting 13,650 direct jobs and 127,000 jobs connected to the Port of Baltimore. In 2016, 94 cruises carrying 211,124 passengers departed from Baltimore, which was ranked 6th in East Coast ports and 20th in world ports. In October 2016, the Port handled a record 16 cruise arrivals. Closer to the Midwest than any other East Coast port, the Port in Baltimore City is within an overnight drive of one-third of the nation’s population.

FINANCIAL. To a large degree, the risk of the portfolio is dependent upon the financial strength of the state of Maryland and its localities. The general fund is the major operating fund of the state. At the end of fiscal year 2017, the fund balance of the general fund was $258.5 million. Of this amount, $2.2 million was assigned by the 2017 General Assembly for fiscal year 2018 operations leaving an unassigned fund balance of $256.3 million. Maryland law requires that all surplus funds that exceed $10 million be appropriated to the Revenue Stabilization Account (Rainy Day Fund) unless the governor determines that the appropriation would result in the loss of federal funds. The Revenue Stabilization Account closed fiscal year 2016 with an estimated balance of $832.5 million. This is an increase from the end of the prior fiscal year.

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SECTORS. Investment concentration in a particular sector can present unique risks. A significant portion of the fund’s assets may be invested in health care issues. The hospital industry is under continued pressure to reduce expenses, a phenomenon that could negatively affect the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined on a hospital-by-hospital basis by a state-administered set of rates that applies to all payers. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Medicare payment system in effect elsewhere in the U.S. To maintain this Medicare waiver, certain tests must be met with respect to the growth of inpatient and hospital outpatient costs in Maryland and for Marylanders pursuant to a 5-year Medicare pilot program, which is in the process of being renewed. To meet those tests, each Maryland hospital has agreed to a cap on that hospital’s revenue regardless of the volume or type of services provided by that hospital. Also, any loss of the Medicare waiver in the future, either because these tests are not met or because the pilot is eventually not renewed, may have an adverse impact upon the credit quality of Maryland hospitals.

From time to time, the Maryland Fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The revenue from Maryland real property taxes are dedicated to pay the debt service on Maryland general obligation bonds. As such, the value of real property has a direct impact on the revenue available to be used to pay the debt service on Maryland bonds. Following the collapse of the housing market beginning 2008, the construction and finance industries realized significant job losses, and as the broader recession took hold, several other Maryland industries were severely impacted. As is often the case, government employment in Maryland has acted as a stabilizing factor. In the aggregate, Maryland lost 5.6% of its jobs in the recession while the nation lost 6.3%, both reaching the trough in February 2010. Through March 2017, Maryland and the nation have gained back 104.6% and 105.3% of those lost jobs, respectively.

Following several years of declining activity and values, monthly data from the Maryland Association of Realtors indicates that the residential real estate market has stabilized. Following the housing price trough in 2011, prices have increased for four of the past five years. Notably, the median price in 2016 was 12.8% less than its 2006 peak and sales volume in 2016 was 20% below its 2005 peak. There still remain risks in the residential real estate market as the percentage of loans beginning the foreclosure process has remained elevated in comparison to prerecession levels, and there may be inventory that has been held from the market in anticipation of higher prices. Since mid-2012 the percentage of loans in foreclosure has been higher in Maryland than the nation as a whole; the elevated number of foreclosures was expected as Maryland employs a judicial foreclosure process. As of the first quarter of 2017, the percentage of loans in foreclosure in Maryland is 1.7%, equivalent to levels observed in the late 1990s and early 2000s.

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BIOTECHNOLOGY. Maryland is well-positioned in the area of biotechnology. In 2016, Maryland ranked third among states in the Milken Institute’s State Technology and Science Index. The Index examines research and development inputs, risk capital and entrepreneurial infrastructure, human capital investment, technology and science workforce, and technology concentration. Maryland’s concentration of higher education and research institutions, particularly medical schools, a thriving pharmaceuticals industry and one of the most highly educated workforces in the country has created growth opportunities for the biotechnology companies that have located or started up in Maryland. To stimulate Maryland’s biotechnology businesses and investments, Maryland currently offers biotechnology investment incentive tax credit for certain investments in qualified Maryland biotechnology companies. Maryland also provides seed and early-stage equity funding for biotechnology companies through the Maryland Venture Fund. In addition, there are more than twenty business incubators located throughout Maryland, providing support for the development of biotechnology enterprises.

The Fund may invest in private activity issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In addition, changes in regulatory requirements could adversely impact the financial performance of nuclear and non-nuclear power plants.

MARYLAND RISK FACTORS. The financial condition of the state of Maryland is affected by various national, economic, social and environmental policies and conditions, including any impact of recent, unprecedented natural disasters occurring in other parts of the country. Additionally, constitutional and statutory limitations imposed on Maryland and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of Maryland and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations.

The economic vitality of the state of Maryland and its various regions and, therefore, the ability of the state of Maryland and its local governments to satisfy the bonds, are affected by numerous factors. Maryland’s economic base is diversified, consisting of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Maryland has a relatively high wage labor market, which has resulted in Maryland’s business sector becoming more vulnerable to competitive pressures.

Maryland is a party to numerous lawsuits in which an adverse final decision could materially affect Maryland’s governmental operations and consequently its ability to pay debt service on its obligations.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section provides a brief summary of recent economic trends in North Carolina. The information set forth below is derived from official statements of the North Carolina government and other sources that are generally available to investors. No independent verification has been made of the following information.

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ECONOMY. North Carolina’s economy is relatively diverse and includes a major banking center, a strong agricultural sector, trade sector, and a developing service sector. According to the U.S. Bureau of the Census, North Carolina’s estimated population as of July 1, 2016, grew to over 10.147 million. The state’s population has consistently grown in recent years; as of 2016, North Carolina is the 9th most populous state in the nation.

North Carolina’s economy has improved significantly over recent years, and the state’s unemployment rate has remained close to the national average. Following a downward trend over the course of the past year, the state’s preliminary seasonally adjusted unemployment rate in October 2017 was 4.1%, a significant decrease from the state’s unemployment rate in October 2016 at 5.1%. The national unemployment rate in October 2017 was also 4.1%. According to the Bureau of Labor Statistics, the seasonally adjusted non-farm employment in North Carolina in October 2017 accounted for approximately 4,439,300 jobs, which is an increase of approximately 94,900 jobs since October 2016. The largest job gains were in the professional and business services sector, followed by the mining and logging and education sectors.

BUDGETARY PROCESS. Under North Carolina’s constitutional and statutory scheme, the state’s governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the governor and enacting the final biennial budget, which must be balanced. In enacting the final budget, the General Assembly may modify the budget proposed by the governor as it deems necessary. The governor is responsible for administering the biennial budget enacted by the General Assembly. The full budgetary process takes place in “odd” years. In “even” years, the governor may recommend budget adjustments for the General Assembly’s consideration. The most recently completed biennial budget period was July 1, 2015, to June 30, 2017. The General Assembly passed the current biennial budget for July 1, 2017, to June 30, 2019 in June 2017. The General Assembly may pass budget adjustments for the 2018 – 2019 budget in 2018.

FINANCES. As of June 30, 2017, North Carolina's assets and deferred outflows of resources exceeded liabilities and deferred inflows of resources by $55.42 billion, which reflected an increase in North Carolina's overall net position of $4.2 billion or 8.19% (total primary government) from the prior fiscal year. Over time, increases or decreases in net position may serve as a useful indicator of whether the financial position of the state is improving or declining. As of June 30, 2017, North Carolina’s General Fund, which is the chief operating fund of the state, held assets totaling approximately $4.38 billion, which was an increase of 16.51% over the previous year.

NORTH CAROLINA TAX RATE REDUCTIONS. In 2013, North Carolina enacted tax reforms intended to reduce personal and corporate income taxes in order to increase consumer spending and promote job growth. Under the tax reforms, personal income taxes dropped from a range of 6% to 7.75% to a flat rate of 5.499% in 2017. Personal tax rates will be further reduced to 5.25% beginning in 2019. The corporate tax rate has declined from 6.9% to 3% over the period of 2013-2017, and will be further reduced to 2.5% beginning in 2019. As part of the tax reform package, the legislature enacted a handful of “loophole closers” that repealed previously allowed-for deductions and were designed to offset the revenue loss caused by the lowering of tax rates. Some have hailed these tax cuts as beneficial and have stated that they have contributed to a burgeoning economy and increased annual state revenue collections, while others have cautioned that the increase in the state's annual revenue collections are more reflective of an overall strengthening American economy and that, as a result, North Carolina's revenue collections face considerable risk if there is an economic downturn. Therefore, it is possible that given the lower rates, North Carolina could face significantly decreased revenue and potential budget shortfalls if the U.S. economy declines or enters a recession.

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DEBT. As of June 30, 2017, North Carolina had total long-term debt outstanding (bonds, special indebtedness, and notes payable) of approximately $5.47 billion, a decrease of 24.66% from the previous fiscal year-end. The state issues two types of tax-supported debt: general obligation bonds, which are supported by the full faith, credit, and taxing power of the state and require approval by a majority of voters, and various types of “special indebtedness” (i.e., debt not subject to a vote of the state’s citizens), which are subject to appropriation by the North Carolina General Assembly and may also be secured by a lien on facilities or equipment. North Carolina’s debt burden ranks below average when compared with other states, and general obligations of the State of North Carolina remained rated “Aaa” by Moody’s and “AAA” by S&P and Fitch in 2017, making North Carolina one of twelve states with a triple-A rating from each of these rating agencies. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the State of North Carolina is not material to the ability of political subdivisions and other borrowers that have issued publicly-financed North Carolina bonds to make payments on such obligations.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS

The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. Sterling Capital Funds has not independently verified this information.

The South Carolina Constitution requires the General Assembly to provide a balanced budget process. South Carolina law provides that General Assembly shall, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. The State Constitution further provides that annual increases in State appropriations may not exceed the annual growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. Such limits on growth are subject to suspension (for any one fiscal year) by a super majority of the General Assembly.

The South Carolina Constitution requires the establishment of a General Reserve Fund for the purpose of covering operating deficits of State government. The General Reserve Fund is required to be funded in an amount equal to 5% of the general fund revenues of the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for covering operating deficits of State government. The General Assembly is required to provide for the orderly restoration of funds withdrawn from the General Reserve Fund. The constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year-end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The amounts so used must be replenished by a minimum of one percent of general fund revenue in each fiscal year following the deficit until the General Reserve Fund is restored to its constitutionally mandated amount.

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The South Carolina Constitution also requires the establishment of a Capital Reserve Fund that is required to be funded in an amount equal to 2% of the prior fiscal year’s general fund revenues. In any fiscal year in which the General Reserve Fund is not maintained at its constitutionally mandated funding amount, monies from the Capital Reserve Fund first must be used, to the extent necessary, to fully replenish the General Reserve Fund. The Capital Reserve Fund’s replenishment of the General Reserve Fund is in addition to the constitutionally mandated replenishment requirement. After the General Reserve Fund is fully restored, the monies in the Capital Reserve Fund may be appropriated by the General Assembly to finance in cash previously authorized capital improvement bond projects, to retire interest or principal on bonds previously issued, and for capital improvements or other nonrecurring purposes. The Capital Reserve Fund may not be used to offset a midyear budget reduction.

The following chart reflects activity for the General Reserve Fund and the Capital Reserve fund for the ten-year period ended June 30, 2017.

	General Reserve Fund				Capital Reserve Fund

Year Ended June 30	Beginning Balance	Additions	Reductions	Ending Balance	Beginning Balance	Mid Year Reductions	Appropriations
2017	$327.619,462	$20,399,981	$-	$348,019,443	$139,207,789	-	$139,207,789
2016	319,478,812	8,140,680	-	327,619,492	131,047,796	-	131,047,796
2015	292,889,764	26,589,048	-	319,478,812	127,791,525	-	127,789,915
2014	281,641,388	11,248,376	-	292,889,764	117,155,905	-	114,867,392
2013	183,466,352	98,175,036	-	281,641,388	112,656,555	-	106,056,555
2012	166,325,183	17,141,169	-	183,466,352	104,837,916	-	99,512,915
2011	110,883,455	55,441,728	-	166,325,183	110,883,455	-	107,683,455
2010	-	110,883,455	-	110,883,455	127,858,688	127,858.688	-
2009	95,122,617	12,974,290	108.096.907	-	133,170,058	133,170.058	-
2008	167,731,819	19,048.978	91,658,180	95,122,617	124,520,532	124,520,532	-

As noted above, the State Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. The State Board of Economic Advisors provides projections and forecasts of revenues and expenditures and advises the State Fiscal Accountability Authority on economic trends. Particularly with respect to the constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the State Fiscal Accountability Authority quarterly estimates of State revenues.

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Effective July 1, 2015, if at the end of the first, second or third quarter of any fiscal year, the Board of Economic Advisors reduces the revenue forecast for the fiscal year by 3% or less, within 3 days of that determination the Director of the Executive Budget Office must reduce general fund appropriations by the requisite amount as prescribed by law and further must immediately notify the State Treasurer and Comptroller General of the reduction. Upon that notification, the appropriations are considered reduced; however, no agencies, departments, institutions, activity, program, item, special appropriation, or allocation for which the General Assembly has provided funding may be discontinued, deleted, or deferred by the Director of the Executive Budget Office. The Director of the Executive Budget is required to apply any reduction to the rate of expenditure as uniformly as practicable, except that no reduction may be applied to funds encumbered by a written contract with any agency, department, or institution not connected with State government. If at the end of the first, second, or third quarter of any fiscal year the Board of Economic Advisors reduces the revenue forecast for the fiscal year by more than 3%, the President Pro Tempore of the Senate and the Speaker of the House of Representatives may call each respective house into session to take action to avoid a year-end deficit. If the General Assembly does not to take taken action within 20 days of the determination of the Board of Economic Advisors, the Director of the Executive Budget Office is required to reduce general fund appropriations by the requisite amount in the manner prescribed by law and in accordance with the provisions that apply to a reduction of 3% or less, as described above.

The following tables reflect budgetary results for each of the fiscal years ending 2008 through 2017.

General Fund Revenue. The following chart reflects revenue forecasts and actual collections for the General Fund on a budgetary basis for the ten-year period ended June 30, 2017 (The latest available information for actual revenue collections is FY 2015-16).

	($ in millions)
Year Ended June 30	Board of Economic Advisors Forecast	Legislative Adjustments	Appropriation Act Estimate	Actual Revenue	Change Over Prior Year
2017	$7,657.8	$(78.2)	$7,579.6	N/A	-
2016	7,099.3	(4.0)	7,095.3	7,268.2	4.4%
2015	6,661.2	(1.1)	6,660.1	6,960.4	6.2%
2014	6,345.7	(43.8)	6,301.9	6,552.4	2.5%
2013	6,124.9	(20.4)	6,104.5	6,389.5	8.2%
2012	5,473.3	1.2	5,474.4	5,906.7	2.9%
2011	5,025.5	3.0	5,028.5	5,739.8	8.1%
2010	5,529.5	8.6	5,538.1	5,309.5	-4.2%
2009	6,718.7	-	6,718.7	5,544.2	-13.3%
2008	6,840.1	(218.2)	6,621.9	6,392.4	-4.0%

General Fund Appropriations. The following chart reflects appropriations, reductions and sequestrations, and actual expenditures for the General Fund on a budgetary basis for the ten-year period ended June 30, 2017 (The latest available information for actual expenditures is FY 2015-16).

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	($ in millions)
Year Ended June 30	Appropriation Act Estimate	Reductions and Sequestrations	Adjusted Appropriations	Actual Expenditures	Change Over Prior Year
2017	$7,579.5	$-	$7,579.5	N/A	-
2016	7,045.3	-	7,045.3	7,181.1	5.4%
2015	6,659.5	-	6,659.5	6,815.0	7.7%
2014	6,376.1	-	6,376.1	6,329.1	2.1%
2013	6,086.9	-	6,086.9	6,199.7	12.4%
2012	5,453.5	-	5,453.5	5,516.8	6.8%
2011	5,105.6	-	5,105.6	5,167.3	-1.5%
2010	5,714.0	(566.5)	5,147.5	5,244.1	-8.9%
2009	6,735.7	(1,105.7)	5,630.0	5,754.8	-18.2%
2008	6,722.2	(124.5)	6,846.7	7,037.3	15.0%

Fund Balance. The following chart reflects the fund balance of the General Fund on a modified accrual basis for the ten-year period ended June 30, 2016 (The latest available information for the General Fund balance is FY2015-2016).

	($ in millions)
Year Ended June 30	Reserved	Unreserved	Total General Fund
2016	$2,183.4	$1,313.6	$3,497.0
2015	1,924.1	1,019.1	2,943.2
2014	1,839.0	1,084.0	2,923.0
2013	2,052.5	791.5	2,844.0
2012	949.3	944.7	1,894.0
2011	1,019.8	478.7	1,498.5
2010	184.6	(36.3)	148.4
2009	231.2	(126.0)	105.2
2008	341.8	(77.7)	264.1
2007	413.2	679.8	1,093.0

Revenues

Total recurring general fund revenues are budgeted to increase over the FY 2016-17 Appropriations Act by $371.2 million. Nonrecurring revenues are budgeted at $234.1 million, which includes $28.5 million in surplus revenues from FY 2016-17; $139.2 million released from the FY 2016-17 Capital Reserve Fund; $16.2 million in Litigation Recovery Account funds; $17.8 million in redirected nonrecurring appropriations from State Law Enforcement Division; $13.4 million in debt service lapse funds; $4.5 million in SC Farm Aid lapse funds; $7.9 million in the lapse of HEX funds; and $6.6 million from Conservation Bank carryforward cash. Education Improvement Act revenues are budgeted to increase $45.9, while Lottery revenues are budgeted at $400.9 million.

Appropriations

The House and Senate approved House Bill 3720, the General Appropriation Bill, and House Bill 3721, the joint resolution making appropriations from the Capital Reserve Fund, that took effect July 1, 2017. The 2017-18 State budget totals $27.1 billion of which $8.6 billion is from State revenues. Of the General Fund Residual Balance of nearly $4.0 million, $3.6 million is from Governor McMaster’s vetoes which will be addressed by the General Assembly in January 2018. The following are highlights of appropriations contained within the FY 2017-18 budget.

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Statewide Items

Contained within the budget is $22 million to fully fund Constitutional Reserve Funds ($509 million total); $584 million in direct tax relief for South Carolinians; $10 million in recurring funding for the Local Government Fund; and $192 million for the State’s General Obligation Debt Service requirements.

The budget plan contains $150 million to fund year one of the multi-year plan to bring down the multi-billion dollar pension liability. The general fund payment pays for a 1% increase for all employers and for general funded State employees for a second 1% increase in SCRS and PORS, which will add $236 million in recurring money to the Systems.

The budget plan also contains $25.4 million to cover 100% of the State’s employee health and dental insurance increases so employees will have no additional monthly premium costs.

K-12 Education

Contained within the budget is an additional $60 million for schools, raising the base student cost by $75 per student, thus, making the new base student cost $2,425 per pupil. The budget also includes $55.8 million to help schools in high-poverty districts with their deferred maintenance issues as well as $29 million for new school buses.

Higher Education

Contained within the budget is an increase of $10 million for the State’s public colleges and universities and $4.8 million for the State’s technical colleges.  A $480 million bond bill, which is not part of the budget, remains on the table for next year. Also, the budget contains $9.6 million for the successful ReadySC job training program, which provides customized training for new and expanding businesses and industries.

Healthcare

Contained within the budget is an increase of $45.4 million to the Medicaid budget in order to help keep up with the rising costs of healthcare. Also, the budget contains $2 million in increased funding for the State’s Rural health Initiative; $16 million to fully fund the Dam Safety program, electronic medical records, the data center conversion with the Department of Administration, and the EMS Stroke Center of Care database; $11.5 million for the SC Department of Mental Health’s (SCDMH) Forensics program, Sexually Violent Predator Program, and the SCDMH’s school based services; and, $3 million in recurring funds to begin the development of an Adult Burn Unit in South Carolina at the Medical University of South Carolina.

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Economic Development and Natural Resources

Contained within the budget is $21 million for the Deal Closing Fund to build on recent successes in recruiting new jobs and industry and to return the fund to levels funded in recent years. Also, the budget contains $17 million for Locate SC in order that it may continue to develop suitable inventory for potential business relocation prospects; $500,000 for the Military Base Task Force; $1 million for planning and infrastructure at the Jasper Ocean Terminal; $1 million to expand the State’s “Certified SC” program; $1 million for firefighting equipment to assist in the replacement of open cab dozers with safer and more efficient closed-cab dozers; and, $1.5 million for Agribusiness Development Grants that will help support the production of fresh fruits and vegetables and thus increase healthy food availability among the rural and/or underprivileged urban communities.

Law Enforcement and Criminal Justice

Contained within the budget is $5.4 million for the State’s correctional officer hiring rate and retention plan. Also, the budget contains $618,860 to combat internet crimes against children and violent sex crimes; $4.1 million for the realignment of salaries for law enforcement personnel at the SC Department of Natural Resources; and $1.2 million for domestic violence specialized agents.

Transportation Funding/Road Repairs

Though not part of the budget bill, the legislature passed H, 3516 which includes: (a) reform measures for the operation of the South Carolina Department of Transportation (SCDOT); (b) ongoing yearly tax relief; and, (c) new, recurring revenue sources to allow an additional $625 million each year for addressing South Carolina’s deteriorating roads and supporting the infrastructure system needed for public safety, quality of life, and economic development.

Hurricane Damage

Contained within the budget is $68 million allocated to the Adjutant General’s Emergency Management Division as the full State and local match for Federal Emergency Management Agency (FEMA) funds for the Hurricane Matthew clean up.

Beach Renourishment

Contained within the budget is $5 million for coastal beach renourishment for all public beaches.

Recent Revenue Results

Fiscal Year Ended June 30, 2016. The revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ended June 30, 2016 was $7.670.5 million and the Appropriations Act estimate as enacted by the General Assembly, net of transfers and legislative adjustments, was $7,045.2 million. On November 10, 2015 the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $7,856.2 million, an increase of $185.7 million, and a 2.4% increase to its original fiscal year 2015-16 estimate. Both the General Reserve Fund and the Capital Reserve Fund are estimated to be fully funded for the fiscal year ending June 30, 2016 at the constitutionally required amounts of $327.6 million and $131.0 million, respectively.

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Fiscal Year Ending June 30, 2017. The revenue estimate for the State’s budgetary General Fund for the fiscal year ending June 30, 2017 adopted by the Board of Economic Advisors on February 15, 2017 is $8,186.0 million, and the Appropriations Act estimate as enacted by the General Assembly, net of legislative adjustments, is $7,579.5 million. Both the General Reserve Fund and the Capital Reserve Fund are estimated to be fully funded for the fiscal year ending June 30, 2017 at the constitutionally required amounts of $348.0 million and $139.2 million, respectively.

Fiscal Year Ending June 30, 2018. The revenue estimate for the State’s budgetary General Fund for the fiscal year ending June 30, 2018 adopted by the Board of Economic Advisors on February 15, 2017 is $8,518.4 million, and the Appropriations Act estimate as enacted by the General Assembly, net of legislative adjustments, is $7,946.7 million. Both the General Reserve Fund and the Capital Reserve Fund are estimated to be fully funded for the fiscal year ending June 30, 2018 at the constitutionally required amounts of $363.6 million and $145.4 million, respectively.

The State’s audited Comprehensive Annual Financial Report for the fiscal year ended June 30, 2017 is available at http://www.cg.sc.gov/publications/Pages/CAFR.aspx.

Section 11-11-350 of the South Carolina Code provides that each State agency, department, institution, or entity receiving in the aggregate 1% or more of the State’s general fund appropriations for any fiscal year shall provide to the Office of State Budget an estimate of its planned general fund expenditures for the next three fiscal years. This data, in conjunction with the Board of Economic Advisors’ long-term revenue estimate, must be compiled by the Office of State Budget into a three-year financial plan that will assist the State in determining and planning for its long-term financial commitments. The plan must be updated annually and prepared for submission to the State Authority, the Speaker of the House of Representatives, and the President Pro Tempore of the Senate during the second quarter of each fiscal year. Among other provisions, the 2014 Restructuring Act devolved responsibility for development of the three-year financial plan to the Office of State Budget within the Revenue and Fiscal Affairs Office. The State’s most recent Three Year General Fund Financial Outlook is available at http://www.budget.sc.gov/OSB-historical.phtm.

Section 11-11-345 of the South Carolina Code provides that, if the Comptroller General determines upon the closing of the State’s financial books for a fiscal year that the State has a negative Generally Accepted Accounting Principles Fund balance (a “GAAP Fund Deficit”), any appropriations contained in a general or supplemental Appropriations Act which expends surplus general fund revenues or in a Capital Reserve Fund Appropriations Act to be effective during the next fiscal year are suspended and must be used to the extent necessary to offset the GAAP Fund Deficit in the manner the General Assembly shall provide.

The State has not defaulted on its bonded debt since 1879 and has not incurred any debt to fund operating deficits since 1932. South Carolina’s general obligation bonds are currently rated Aaa by Moody’s Investor Services, Inc., AAA by Fitch Ratings, and AA+ by S&P Global Ratings. Such ratings apply only to the general obligation bonded indebtedness of the State and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

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Historically, the State’s economy was dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the State’s gross domestic product. Since the 1950’s, the State’s economy has undergone a diversification.

Population. The State’s population in 2016 was 4.96 million, or 1.4% over 2015, compared to increases of 1.0% for the southeast and 0.7% for the nation.

Per Capita Personal Income. In 2016, the State's per capita personal income increased to $39,465 or 3.01% over 2015, compared to increases of 2.93% for the Southeast and 2.87% for the nation. The State's per capita personal income in 2016 was 79.6% of the national per capita personal income (compared to 79.5% in 2015) and 90.83% of the Southeast (compared to 90.76% in 2015).

Real Gross Domestic Product. In 2016, principal contributors to the State’s gross domestic product were financial activities (17.0%) and manufacturing (16.8%), followed by professional and business services (10.5%). During the years 2011 to 2016, the fastest growing contributors to the State’s gross domestic product were construction (10.1% average annual growth rate), leisure and hospitality (8.2%), mining (6.8%), transportation and warehousing (5.4%), and professional and business services (4.8%). The State’s total gross domestic product grew at an average annual growth rate of 4.3% versus 3.5% for southeastern states and 3.7% for the nation from 2011 to 2016.

Employment. The State’s seasonally adjusted unemployment rate for June 2017 was 4.0% (preliminary), marking its lowest level since July 2001, down 32.2% from 5.9% in June 2015 and down 18.4% from 4.9% in June 2016. By comparison, the unemployment rate for June 2017 was 4.2% for the South Atlantic region, and 4.4% for the nation. Over the past several years, the State’s unemployment rates have trended higher than the unemployment rates of other South Atlantic states and of the nation. Largest contributors to the State’s unemployment rate are long term declines in construction jobs and growth in the labor force. While the State’s economy is generating jobs, not enough jobs have been created to address the expanding labor force. The State’s nonagricultural employment increased 1.8% from 2015 to 2016. The trade, transportation and utilities sector was the largest employment sector in South Carolina in 2016, accounting for 19.3% of the State's nonagricultural employment, as compared to 19.1% and 19.4% in 2011 and 2006. Strongest job growth during the 2011 to 2016 period occurred in construction (21,500, 5.1%), professional and business services (37,600 jobs, 3.1% average annual growth), leisure and hospitality (33,700, 3.0%), trade, transportation and utilities (48,900, 2.6%), manufacturing (23,300, 2.0%), education and health services (31,500, 2.8%), and retail trade (25,900, 2.2%).

Economic Development. For the calendar year 2015, the South Carolina Department of Commerce reported $4.21 billion in new capital investments that are expected to create about 17,280 new jobs. Additional details and other information regarding economic development efforts may be found at the South Carolina Department of Commerce website, located at http://www.sccommerce.com.

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SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA FUND

The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made.

Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on certain real property and personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

Under Article X of the State Constitution, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the State Constitution provides for withholding by the State Treasurer of any State appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on bonds for certain capital projects.

Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS

The Virginia Intermediate Tax-Free Fund will invest primarily in Virginia Intermediate Tax-Free Fund Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

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The following is a summary of certain economic markers of Virginia's economy, including employment information, personal income information and retail sales. As reported by the Virginia Labor Market Information, Virginia's unemployment rate as of October 2017 was 3.70 percent, compared to 4.20 percent for the United States as a whole. According to the U.S. Department of Commerce, estimated personal income for Virginians as of June 2017 was over $462 billion. This results in a per capita income of over $53,000, which ranked eleventh among states (for 2016) and greater than the national average of approximately $50,000. In 2015, per capita income increased by 3.2 percent, compared to 3.0 percent for the United States as a whole. During 2016, taxable retail sales increased by 1.5 percent and grew by 4.2 percent during 2015. During 2016, Virginia saw an 8.5 percent increase in the number of residential building permits issued over 2015, which saw a 0.1 percent increase compared to 2014. Further, there was a 20.8 percent increase in the value of new construction, while 2015 saw a decrease of 0.8 percent in the value newly constructed over 2014.

Among the nonagricultural employment sectors in Virginia, the service sector is the largest, followed by public administration sector, which includes federal, state, and local government, education and health, and retail trade.

According to statistics published by the Bureau of Labor Statistics, Virginia's unemployment rate from 2007 to October 2017 was less than the national unemployment rate each year. Virginia is one of twenty-six states with a right-to-work law and has a record of good labor-management relations. Virginia's favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences. Virginia is one of the least unionized of the more industrialized states.

The Federal budget reductions commonly referred to as "Sequestration" are expected to negatively impact Virginia disproportionately compared to other states. The steep reduction in federal military and domestic programs is expected to impact Virginia because of Virginia's robust community of defense contractors and other federal contractors. From 2001 to 2011, economists observed that Virginia's economy grew more dependent on federal government spending, with about $58.9 billion being spent in Virginia in 2011. This is more than any other state and was the equivalent of 13.7 percent of Virginia's total economic output. According to a June 2014 Report of the Joint Legislative Audit and Review Commission (JLARC) entitled Size and Impact of Federal Spending in Virginia, cuts in federal spending will have larger adverse impacts in Virginia than other states, in part because the state relies more on military spending. Sequestration will cause many areas of discretionary federal spending such as military procurement to decline or grow more slowly through 2021. Military contracts in Virginia have already declined from $44 to $35 billion or about 20 percent between 2011 and 2013. The JLARC report predicts that federal spending cuts will also adversely affect Virginia state tax revenue because 18 to 30 percent of general fund revenue is estimated to come from federal spending. Virginia is currently experiencing slower job and economic growth than the national average. The reduction in defense spending will be felt primarily in Northern Virginia and the Hampton Roads areas.

The Constitution of Virginia vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. The Governor is required by statute to present a bill detailing his proposed budget for the next biennium (the “Budget Bill”) and a narrative summary of the bill to the General Assembly by December 20th in the year immediately prior to each even year session. The Budget Bill is introduced in both the House of Delegates and the Senate. It is referred to the House Appropriations and Senate Finance Committees, which hold joint meetings to hear from citizens, from other General Assembly members and from agency representatives. The Budget Bill is then approved by each Committee in an open session and reported to the respective floors for consideration, debate, amendment and passage. After the bill has passed both houses, differences between the House and Senate versions are reconciled by a conference committee from both houses. Under constitutional provisions, the Governor retains the right in his review of legislative action on the Budget Bill, to suggest alterations to or to veto appropriations made by the General Assembly. After enactment, the Budget Bill becomes law (the “Appropriation Act”).

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Once an Appropriation Act becomes law, implementation and administration of the provisions of the appropriation act are functions of the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget. This process also involves constant monitoring of revenue collections and expenditures to ensure that a balanced budget is maintained. The Appropriation Act requires that if projected revenue collections fall below amounts appropriated, the Governor must reduce expenditures and withhold allotments of appropriations, with the exception of amounts needed for debt service and specified other purposes, to the extent necessary to prevent any expenditure in excess of estimated revenues. The Appropriation Act provides that up to 15 percent of a general fund appropriation to an agency may be withheld, if required.

The Constitution of Virginia requires the Governor to ensure that expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the appropriations are made. Virginia’s Revenue Stabilization Fund was established under the Constitution of Virginia and is available to offset, in part, anticipated shortfalls in revenues in years when revenues are forecasted to decline by more than two percent of the certified tax revenues collected in the most recently ended fiscal year. The maximum balance of the Revenue Stabilization Fund is 15 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by Virginia's Auditor of Public Accounts, and the Revenue Stabilization Fund had a balance of $548.8 million as of June 30, 2017.

On December 17, 2016, Governor McAuliffe presented the Budget Bill for the 2016-2018 biennium that begins July 1, 2016 (House Bill/Senate Bill 30) (the “2016 Budget Bill”). The introduced 2016 Budget Bill focused on building the New Virginia Economy and was developed with the following core objectives: Investing in the Future, Creating 21st Century Jobs, Creating healthier communities, Creating stronger, safer communities, Maintaining prudent and sound government.

The adopted 2016 Budget Bill appropriated over $104 billion from all fund sources for total state government operations, and would have left an unappropriated general fund balance on June 30, 2018 of $17.6 million. Chapter 780 provides an additional $605.6 million to the Revenue Stabilization Fund in fiscal year 2017. With this deposit, the Revenue Stabilization Fund will reach an expected balance of over $845 million.

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General fund appropriations in the 2016 Budget Bill focus on (1) reducing general fund spending as a result of reduced projected revenue, (2) addressing the spending needs of mandated and formulaic programs, (3) addressing emergent issues, such as mental health, and (4) providing compensation adjustment to state-supported public employees.

Virginia’s General Fund revenues are principally composed of tax revenues. In recent fiscal years, most of the tax revenues have been derived from taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, premiums of insurance companies, and deeds, contracts, wills and suits. Balances in the General Fund have decreased at varying rates in fiscal years 2001, 2002, 2003, 2007, 2008, 2009, 2014, 2016 and 2017, and have increased at varying rates in fiscal years 2004, 2005, 2006, 2010, 2011, 2012, 2013 and 2015. The General Fund balance decreased by approximately $140 million in fiscal year 2017, a decrease of approximately 9.5 percent from fiscal year 2016. Overall tax revenues increased by 3.5 percent from fiscal year 2016 to fiscal year 2017. Individual and Fiduciary Income tax revenues increased by 4.0 percent. Corporation Income tax collections increased by 8.1 percent from fiscal year 2016 to fiscal year 2017. Other tax collections, which include Deeds, Contracts, Wills and Suits; Alcoholic Beverage Sales; Tobacco Products; Estate and Other Taxes overall increased by 3.7 percent from fiscal year 2016 to fiscal year 2017. Tax revenue decreases occurred in the form of a 2.7 percent decrease in Communication Sales and Use tax collections. Overall revenue increased by 3.4 percent and non-tax revenues increased by 1.3 percent. Overall expenditures increased by 3.4 percent in fiscal year 2017, compared to a 5.1 percent increase in fiscal year 2016. Individual and family service expenditures increased by $312.6 million, or 5.0 percent, and education expenditures increased by $355.6 million, or 4.4 percent. General government expenditures decreased $108.8 million or 4.4 percent.

Virginia has a Debt Capacity Advisory Committee that is charged by statute with annually estimating the amount of tax-supported debt, which may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. Such estimate is provided to the Governor and General Assembly. The Committee is also required to review annually the amount and condition of bonds, notes and other security obligations of Virginia's agencies, institutions, boards and authorities which are either secured by a moral obligation pledge to replenish reserve fund deficiencies or for which Virginia has a contingent or limited liability. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly. The Committee also reviews the amounts and condition of bonds, notes and other security obligations of Virginia's agencies, institutions, boards and authorities which are neither tax-supported debt nor obligations secured by a moral obligation pledge to replenish reserve fund deficiencies. The Committee may recommend limits, when appropriate, on these other obligations.

The Constitution of Virginia, in Section 9 of Article X, provides for the issuance of debt by or on behalf of Virginia. Sections 9(a), (b) and (c) provide for the issuance of debt to which Virginia's full faith and credit is pledged, and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of Virginia, but which may be supported by and paid from Virginia's tax collections subject to appropriations by the General Assembly. Virginia may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Certain authorities and institutions of Virginia may also issue debt.

Section 9(a) of Article X provides that the General Assembly may contract general obligation debt: (1) to meet certain types of emergencies, (2) to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia and (3) to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to Section 9(a) (2) shall not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year.

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Section 9(b) of Article X provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of the members elected to each house of the General Assembly and approved in a statewide referendum. The outstanding amount of such debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the three immediately preceding fiscal years ("9(b) Debt Limit"). Thus, the amount of such debt that can be issued is the 9(b) Debt Limit less the total amount of such debt outstanding ("Debt Margin"). An additional 9(b) debt authorization restriction is calculated in order to determine the amount of such debt that the General Assembly may authorize in any year. The additional authorization restriction is limited to 25 percent of the 9(b) Debt Limit less 9(b) debt authorized in the current and prior three fiscal years. The phrase "taxes on income and retail sales" is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax. The last voter-approved 9(b) debt was issued in 2002.

Section 9(c) of Article X provides that the General Assembly may authorize the creation of general obligation debt for revenue producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of the members elected to each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the three immediately preceding fiscal years ("9(c) Debt Limit"). While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues.

Outstanding Section 9(b) debt as of June 30, 2016 includes the unamortized portion of $514.5 million of general obligation bonds. In November 1992, $613.0 million in general obligation bonds were authorized and approved by the voters. In November 2002, $1.0 billion in general obligation bonds were authorized and approved by the voters. Various series of refunding bonds were issued to refund certain series of bonds. Outstanding Section 9(c) debt as of June 30, 2017 includes various series of Higher Educational Institutions Bonds (including refunding bonds) issued from 2005 to 2015, one series of Transportation Facilities Bonds issued in 2006, and two series of Parking Facilities Bonds (including refunding bonds) issued between 2009 and 2012. Outstanding general obligation debt does not include 9(b) and 9(c) advance refunded bonds for which funds have been deposited in irrevocable escrow accounts in amounts sufficient to meet all required future debt service.

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Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of 9(d) revenue bonds issued by authorities, political subdivisions and agencies to which Virginia's full faith and credit is not pledged. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues derived from enterprises related to the operation of the financed capital projects or other non-general fund revenues. The debt repayments of the Virginia Public Building Authority, the Virginia College Building Authority 21st Century College and Equipment Programs, the Virginia Biotechnology Research Park Authority and several other long-term capital leases or notes have been supported all or in large part by General Fund appropriations.

The Commonwealth Transportation Board ("CTB") has issued various series of bonds authorized under the State Revenue Bond Act. These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund. The Transportation Trust Fund was established by the General Assembly in 1986 as a special nonreverting fund administered and allocated by the Transportation Board for the purpose of increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. As of June 30, 2017, $2.4 billion (unadjusted) in CTB Tax-Support bonds were outstanding. During 2007, the CTB was authorized by the General Assembly to issue up to $3.0 billion in Capital Projects Revenue Bonds with an additional $180 million authorized in 2008. As of June 30, 2017, $2.3 billion had been issued under this authorization.

The Virginia Port Authority ("VPA") issues bonds secured by its share of the Transportation Trust Fund. As of June 30, 2017, $253.2 million of Commonwealth Port Fund Revenue Bonds were outstanding. The bonds issued by VPA are not secured by the full faith and credit of Virginia but rather are authorized by legislative action and are not subject to voter approval. VPA is currently authorized to issue approximately $125 million of such bonds.

Virginia is involved in numerous agreements to lease buildings, energy efficiency projects and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicating that continuation of the lease is subject to funding by the General Assembly. The principal balance of all tax-supported capital leases outstanding was $117.9 million as of June 30, 2017.

Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly. The principal balance of tax-supported installment purchase obligations outstanding was $159.7 million as of June 30, 2016.

The Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are authorized to issue bonds secured in part by a moral obligation pledge of Virginia. All three are designed to be self-supporting from their individual loan programs. Virginia may fund deficiencies that may occur in debt service reserves for moral obligation debt. By the terms of the applicable statutes, the Governor is obligated to include in his annual budget submitted to the General Assembly the amount necessary to restore any such reported deficiency, but the General Assembly is not legally required to make any appropriation for such purpose. Neither the Virginia Housing Development Authority nor the Virginia Public School Authority have bonds outstanding that are secured by the moral obligation pledge. To date, the Virginia Resources Authority has not reported to Virginia that any such reserve deficiencies exist.

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As of June 30, 2017, local government was comprised of 95 counties, 39 incorporated cities and 37 incorporated towns. Cities and counties are units of general government that have traditionally provided all services not provided by Virginia. Virginia is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, on the other hand, are units of local government and are a part of the counties in which they are located. Towns levy and collect taxes for town purposes, but their residents are also subject to county taxes. The largest expenditure by local governments in Virginia is for public elementary and secondary education. Each county and city in Virginia, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services as police and fire protection, water and sewer services and recreational facilities.

Moody's Investors Service has rated the long-term general obligation bonds of Virginia Aaa, S&P Global Ratings has rated such bonds AAA (but with a negative outlook), and Fitch Ratings has rated such bonds AAA. There can be no assurance that such ratings will be continued for any given period of time or that they will not be revised downward or withdrawn entirely by the rating agencies if, in their judgment, the circumstances so warrant. See the Appendix to this SAI.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN WEST VIRGINIA AND/OR SPECIAL FACTORS AFFECTING THE WEST VIRGINIA FUND

Being invested primarily in West Virginia municipal securities, the West Virginia Fund is subject to the risks of West Virginia’s economy and of the financial condition of its state and local governments and their agencies.

After several years of economic struggle, the State’s economy began to grow in 2017. The State’s employment declines were primarily driven by losses in the coal and natural gas segments of the energy sector, but the recent increases have also been driven by expanding coal production and renewed growth in natural gas production. Despite the recent increases, it is projected that employment will be slow and that the State is not likely to return to its 2012 level of employment until 2021. Since producing nearly 158 million short tons of coal in 2008, coal production has declined sharply, falling by nearly half to 80 million short tons in 2016. It is estimated that coal production rose slightly in 2017 to 89 million short tons and will fall slightly in 2018 to 87 million short tons as a result of exports dipping as Australian coal shipments return to normal levels. In recent years, by comparison to coal, natural gas production in the state has increased significantly and the development of production from the Marcellus and Utica shales has had a significant positive impact on the State’s economy. However, that growth has slowed since 2015 because of weak market conditions. In addition, continued increases in natural gas withdrawals combined with some bottlenecks in midstream infrastructure throughout the Mid-Atlantic Region led to a significant drop in natural gas prices during 2015 and 2016.

From December 2016 to December 2017 the State’s total nonfarm payroll employment increased by 1,300. The employment gains included 1,000 in mining and logging, 2,600 in construction, 300 in financial activities, 3,000 in educational and health services, and 1,000 in leisure and hospitality. Employment declines included 400 in manufacturing, 4,000 in trade, transportation and utilities, 600 in information, 300 in other services and 1,300 in government. West Virginia continues to have the lowest rate of labor force participation in the country with only 53% of the State’s adult population either working or looking for work, which is due, in part, to the State’s aging population. The State’s population is significantly older than the nation as a whole and is projected to continue to age in the coming years. The State’s median age of 42.2 years is more than 4 years higher than the United States as a whole and is second highest among all 50 states. For December 2017, West Virginia’s seasonally adjusted unemployment rate was 5.5 percent compared to the national unemployment rate of 4.1 percent. The average 2016 seasonally adjusted unemployment rate in West Virginia was 5.1 percent.

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State and local governments continue to make concentrated efforts to encourage diversification of the State’s economy with some success. These efforts have resulted in the location of (i) the Summit Bechtel Family National Scout Reserve in Raleigh and Fayette Counties which opened in 2013, (ii) a Proctor & Gamble manufacturing facility located in the State’s Eastern Panhandle is expected to commence production in early 2018 and (iii) a planned $150 million ROXUL plant also located in the State’s Eastern Panhandle that is expected to commence production by early 2020.

For many years the business community has viewed the State as having an unfavorable judicial climate. Legislation adopted over the last few years implemented some tort reform, privatized the workers’ compensation system and created a business court. With a change in the controlling party in both houses of the State legislature after the 2014 election, legislation was passed in the 2015 regular session making changes aimed at further tort reform. During the 2016 legislative session, the State legislature passed a right-to-work law and repealed prevailing wage for public projects. All these changes appear to have engendered a more favorable view of the State in the business community.

In recent years, the State and most local governments have had adequate financial resources but not without struggling to keep expenses in line with revenues. Over the last several fiscal years, the State has struggled to balance its budget, imposing across the board expense reductions and using its “rainy day” reserves to balance the budget. In October 2015, the Governor imposed a 4% budget reduction on all State agencies to balance the State’s budget for the 2016 fiscal year. Unlike past years, this reduction applied to both public school funding and Medicaid. The budget gap between revenues and expenditures for the 2017 fiscal year was closed through a combination of approximately $100 million in new revenue, approximately $175 million in budget cuts, $19 million in directed transfers from State funds and $70 million from the State’s “rainy day” reserves. The Governor ordered another 2% budget reduction in November 2016. After failing to reach agreement regarding changes to the State’s tax system or any measures to raise revenue, the State legislature passed the 2018 fiscal year budget approximately two weeks prior to the beginning of the fiscal year. The 2018 fiscal year budget included an increase of only $46 million over the 2017 fiscal year budget and, with the exceptions of increases to the Teacher’s Retirement System Unfunded Liability and the State Police, nearly every other budget item was cut. The 2017 fiscal year ended with a surplus of $76 million in the State General Revenue Fund. As of December 31, 2017, collections for the 2018 fiscal year were $2.7 million above estimates, and the State estimates that collections for the remainder of the 2018 fiscal year will be close to the official revenue estimates.

After several years of economic hardship, the State’s economy began to rebound in 2017. Despite this improvement, the State continues to face economic challenges, including the lowest labor force participation rate in the United States, the per capita income level in the State of roughly 75% of the national average, slow annual growth in employment, the impact on gaming revenues from increased competition in surrounding states, and the increasing cost of health care and an expanded Medicaid population. In addition, the State’s population continues to be a challenge. Although it is expected that the State’s population will stabilize in the short term after losing more than 25,000 residents since 2012, additional population losses are likely in the long term due to the large percentage of elderly residents in the State and the effects of poor health outcomes and behaviors for many segments of the State’s population.

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DIVERSIFICATION AND CONCENTRATION

The Tax-Free Bond Funds are non-diversified funds under the 1940 Act. This means they may invest in the securities of a limited number of issuers. Under the Code, at the end of each fiscal quarter each Tax-Free Bond Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This involves an increased risk of loss to a Tax-Free Bond Fund if the issuer is unable to make interest or principal payments or if the value of such securities declines, and consequently may cause greater fluctuation in the NAV of the Tax-Free Bond Fund’s Shares.

ADDITIONAL INFORMATION

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

MANAGEMENT OF STERLING CAPITAL FUNDS

TRUSTEES AND OFFICERS

The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

The Trustees of the Funds (including Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees, and any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 3605 Glenwood Avenue, Suite 100, Raleigh NC 27612.

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INDEPENDENT TRUSTEES

(1) NAME AND DATE OF BIRTH	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE / LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS
Drew T. Kagan Birthdate: 02/48	Trustee Chairman of the Board of Trustees	Indefinite, 08/00 - Present	Retired; from September 2010 to March 2013, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	25	None
Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 02/01 - Present	From March 2013 to present, Partner, Newport Board Group; from July 2010 to March 2013, governance and leadership consultant; from June 1998 to July 2010, President and CEO of Peace College	25	None
Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 05/04 - Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	25	None
James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 - Present	Retired; from December 2009 to present, Consultant, Asphalt Systems, Inc.; from December 2007 to present, Consultant, Grand Mountain Bank	25	None
Alan G. Priest Birthdate: 05/52	Trustee	Indefinite, 07/12-Present	Retired; from April 1993 to April 2012, Partner, Ropes & Gray LLP	25	None
INTERESTED TRUSTEE
Alexander W. McAlister* Birthdate: 03/60	Trustee	Indefinite, 11/10 - Present	From August 1981 to present, President, Sterling Capital	25	Director, Sterling Capital

*	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Adviser.

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Information about Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership. The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees supports the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The following specific experience, qualifications, attributes and/or skills were considered in respect of each Trustee:

•	Mr. Kagan - Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

•	Ms. Bingham - Significant executive experience as CEO and senior officer, including recognition as a National Association of Corporate Directors Governance Fellow, service as college president overseeing endowment investments and business strategy, and continuing service as a CEO/Board consultant, and as a director of charitable trusts and non-profit organizations.

•	Mr. Van Scoy - Significant executive experience including past service as senior executive vice president of a large investment services organization.

•	Mr. Roberts - Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

•	Mr. Priest - Significant experience as an attorney specializing in all aspects of investment company related laws and regulations.

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•	Mr. McAlister - Significant executive experience including continuing service as president of an investment services organization and as sales director of an investment services organization.

The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, The Bank of New York Mellon (the “Sub-Administrator” or “The Bank of New York Mellon”), Sterling Capital or BB&T Corporation receives any compensation from the Funds for acting as a Trustee.

Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Charles A. Durham, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Durham.

OFFICERS

(1) NAME AND DATE OF BIRTH	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE AND LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE
James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12-Present	From March 2012 to present, Executive Director, Sterling Capital; From June 2010 to March 2012, Director, Sterling Capital and its predecessors	N/A	N/A
Todd M. Miller Birthdate: 09/71	Treasurer and Secretary	Indefinite, Treasurer, 01/15 – Present; Secretary, 08/10-Present	From June 2009 to present, Director, Sterling Capital and its predecessors	N/A	N/A
Michelle A. Whalen Birthdate: 04/69	Vice President	Indefinite, 11/15 – Present	From August 2015 to present, Associate Director & Senior Mutual Fund Administrator, Sterling Capital; from September 2000 to July 2015, Supervisor Mutual Fund Administration, Stratton Management Co.	N/A	N/A
Charles A. Durham Birthdate: 06/79	Chief Compliance and Anti Money Laundering Officer	Indefinite, 06/18 – Present	From September 2010 to June 2018, Vice President, Senior Compliance Manager, Brown Brothers Harriman & Co.	N/A	N/A

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(1) NAME AND DATE OF BIRTH	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE AND LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE
John A. Bruggeman Birthdate: 12/71	Assistant Treasurer	Indefinite, Assistant Treasurer, 08/16 – Present	From January 2010 to present, Vice President and Senior Director, Fund Accounting and Administration Department, The Bank of New York Mellon	N/A	N/A
Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11 – Present	From November 2011 to present, Vice President; Regulatory Administration Department, The Bank of New York Mellon	N/A	N/A

Responsibilities of the Board of Trustees

The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

Board Leadership Structure

The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.

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Board Oversight of Trust Risk

The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of the Funds. The officers of the Funds, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.

The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Funds’ officers, including the Funds’ President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Funds’ activities, including regarding a Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Funds’ CCO to receive reports regarding the compliance of the Fund with the federal securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of a Fund to receive reports regarding the management of the Fund, including its investment risks.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

NAME	POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
Alexander W. McAlister	Sterling Capital Management LLC, President
James T. Gillespie	Sterling Capital Management LLC, Executive Director
Charles A. Durham	Sterling Capital Management LLC, Executive Director and Chief Compliance Officer
Todd M. Miller	Sterling Capital Management LLC, Director
Michelle A. Whalen	Sterling Capital Management LLC, Associate Director
John A. Bruggeman	The Bank of New York Mellon, Vice President, Fund Accounting and Administration Department
Julie M. Powers	The Bank of New York Mellon, Vice President, Regulatory Administration Department

No officers of the Funds, other than the Funds’ CCO, receive compensation directly from the Funds for performing the duties of their offices. Sterling Capital receives fees from the Funds for acting as Adviser and Administrator, BNY Mellon Investment Servicing receives fees from the Funds for acting as transfer agent to the Funds, and The Bank of New York Mellon receives fees from the Funds for providing fund accounting services. In addition, The Bank of New York Mellon receives fees from the Administrator for acting as Sub-Administrator.

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COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Priest, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Priest serves as chair of the Audit Committee. For the fiscal year ended September 30, 2018, there were three meetings of the Audit Committee.

NOMINATIONS COMMITTEE

The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Priest, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the fiscal year ended September 30, 2018, there were no meetings of the Nominations Committee.

Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.

SECURITIES OWNERSHIP

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2018.

The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

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NAME OF TRUSTEE	FUND NAME	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES
Drew T. Kagan	Equity Income Fund Special Opportunities Fund	[$50,001-$100,000] [$10,001-$50,000]	[$50,001-$100,000]
Laura C. Bingham	Behavioral International Equity Fund Equity Income Fund Special Opportunities Fund Stratton Real Estate Fund	[$1-$10,000] [$10,001-$50,000] [>$100,000] [$10,001-$50,000]	[>$100,000]
Douglas Van Scoy	Equity Income Fund Special Opportunities Fund	[$50,001-$100,000] [>$100,000]	[>$100,000]
James L. Roberts

Behavioral Large Cap Value Equity Fund

Behavioral Small Cap Value Equity Fund

Diversified Income Fund

Equity Income Fund

Intermediate U.S. Government Fund

Special Opportunities Fund

Stratton Real Estate Fund

Total Return Bond Fund

		[$10,001-$50,000] [$10,001-$50,000] [$10,001-$50,000] [$10,001-$50,000] [$50,001-$100,000] [$50,001-$100,000] [$10,001-$50,000] [$50,001-$100,000]	[>$100,000]
Alan G. Priest	Diversified Income Fund Mid Value Fund Special Opportunities Fund Virginia Intermediate Tax-Free Fund Stratton Real Estate Fund	[$10,001-$50,000] [$10,001-$50,000] [$10,001-$50,000] [>$100,000] [$10,001-$50,000]	[>$100,000]

The following table shows information for the Trustee who is an “interested person” of the Funds as defined in the 1940 Act:

Alexander W. McAlister	Diversified Income Equity Income Fund Special Opportunities Fund	[>$100,000] [>$100,000] [>$100,000]	[>$100,000]

As of December 31, 2018, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus, with the exception of Diversified Income Fund, of which the Trustees and officers of the Trust as a group owned approximately 4.5% of the outstanding Institutional Shares. [TO BE CONFIRMED]

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TRUSTEE COMPENSATION

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE FUNDS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2018	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUNDS AND FUND COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2018
Drew T. Kagan	[$119,000]	N/A	N/A	[$119,000]
Laura C. Bingham	[$105,000]	N/A	N/A	[$105,000]
Douglas R. Van Scoy	[$99,000]	N/A	N/A	[$99,000]
Alan G. Priest	[$114,000]	N/A	N/A	[$114,000]
James L. Roberts	[$99,000]	N/A	N/A	[$99,000]
Alexander W. McAlister	N/A	N/A	N/A	N/A

CODES OF ETHICS

Sterling Capital Funds and Sterling Capital have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

INVESTMENT ADVISER

Investment advisory and management services are provided to all the Funds by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010, as amended.

Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty-two one-hundredths of one percent (0.32%) of the Intermediate U.S. Government Fund’s average daily net assets; thirty-seven one-hundredths of one percent (0.37%) of the Total Return Bond Fund’s average daily net assets; thirty-five hundredths of one percent (0.35%) of the Corporate Fund’s and the Securitized Opportunities Fund’s average daily net assets; thirty one-hundredths of one percent (0.30%) of the Short Duration Bond Fund’s average daily net assets; thirty-five one-hundredths of one percent (0.35%) of each of the Tax-Free Bond Fund’s average daily net assets; forty-five one-hundredths of one percent (0.45%) of the Behavioral Large Cap Value Equity Fund’s average daily net assets; sixty one-hundredths of one percent (0.60%) of the Behavioral Small Cap Value Equity Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Mid Value Fund’s average daily net assets; fifty-five one-hundredths of one percent (0.55%) of the Equity Income Fund’s average daily net assets; sixty one-hundredths of one percent (0.60%) of the Behavioral International Equity Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Stratton Mid Cap Value Fund; five hundred seventy-five thousandths of one percent (0.575%) of the Stratton Real Estate Fund; eighty-five one-hundredths of one percent (0.85%) of the Stratton Small Cap Value Fund; seventy one-hundredths of one percent (0.70%) of the SMID Opportunities Fund; twenty one-hundredths of one percent (0.20%) of the Ultra Short Bond Fund’s average daily net assets; sixty-five one-hundredths of one percent (0.65%) of the Special Opportunities Fund’s average daily net assets; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds’ average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.

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Sterling Capital has contractually agreed through January 31, 2019 to limit the management fees paid by Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund and Sterling Capital Stratton Small Cap Value Fund to the following levels: Sterling Capital Ultra Short Bond Fund: 0.10%, Sterling Capital Short Duration Bond Fund: 0.20%, Sterling Capital Total Return Bond Fund: 0.25%, Sterling Capital Securitized Opportunities Fund: 0.31%, Sterling Capital Strategic Allocation Balanced Fund: 0.00%, Sterling Capital Strategic Allocation Growth Fund: 0.00%, Sterling Capital Behavioral International Equity Fund: 0.40%, Sterling Capital SMID Opportunities Fund: 0.54% and Sterling Capital Stratton Small Cap Value Fund: 0.80%.

In addition, Sterling Capital has contractually agreed through January 31, 2019 for Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Behavioral International Equity Fund and Sterling Capital Stratton Small Cap Value Fund to waive its fees, pay Fund operating expenses, and/or reimburse the applicable Fund to the extent that total annual fund operating expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) exceed the following levels: Sterling Capital SMID Opportunities Fund: Class A Shares – 1.04%, Class C Shares – 1.79% and Institutional Shares: 0.79%; Sterling Capital Total Return Bond Fund: Class A Shares – 0.70%, Class C Shares – 1.45% and Institutional Shares – 0.45%; Sterling Capital Behavioral International Equity Fund: Class A Shares – 1.00%, Class C Shares – 1.75% and Institutional Shares – 0.75%; and Sterling Capital Stratton Small Cap Value Fund – Class A Shares – 1.30%, Class C Shares – 2.05% and Institutional Shares – 1.05%.

The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION - ORGANIZATION AND DESCRIPTION OF SHARES”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

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For the fiscal years ended September 30, 2018, September 30, 2017, and September 30, 2016, Sterling Capital received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED SEPTEMBER 30, 2018		FISCAL YEAR ENDED SEPTEMBER 30, 2017		FISCAL YEAR ENDED SEPTEMBER 30, 2016
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Behavioral Large Cap Value Equity Fund	$ [ ]	$ [ ]	$1,310,076	---	$1,912,843	$379,877
Mid Value Fund	[ ]	[ ]	4,515,061	---	4,192,267	-
Behavioral Small Cap Value Equity Fund	[ ]	[ ]	1,309,245	$ 95,077	1,107,554	153,109
Special Opportunities Fund	[ ]	[ ]	7,335,257	---	7,762,661	541,338
Equity Income Fund	[ ]	[ ]	8,857,420	---	11,211,537	-
Behavioral International Equity Fund	[ ]	[ ]	490,718	194,798	270,857	122,189
Stratton Mid Cap Value Fund(1)	[ ]	[ ]	445,630	4,247	324,174	8,426
Stratton Real Estate Fund(1)	[ ]	[ ]	546,581	12,692	435,944	14,939
Stratton Small Cap Value Fund(1)	[ ]	[ ]	10,412,525	---	7,126,434	-
SMID Opportunities Fund(2)	[ ]	[ ]	55,742	46,754	N/A	N/A
Ultra Short Bond Fund	[ ]	[ ]	92,395	46,198	94,362	42,572
Short Duration Bond Fund	[ ]	[ ]	246,985	82,328	254,347	61,788
Intermediate U.S. Government Fund	[ ]	[ ]	88,696	9,590	125,559	34,443
Total Return Bond Fund	[ ]	[ ]	3,358,088	907,591	2,575,786	696,159
Corporate Fund	[ ]	[ ]	106,257	---	184,353	-
Securitized Opportunities Fund	[ ]	[ ]	148,719	16,996	167,390	19,130
Kentucky Intermediate Tax-Free Fund	[ ]	[ ]	48,040	4,239	58,590	14,466
Maryland Intermediate Tax-Free Fund	[ ]	[ ]	107,315	10,263	155,700	34,600
North Carolina Intermediate Tax-Free Fund	[ ]	[ ]	780,477	69,799	913,753	203,056
South Carolina Intermediate Tax-Free Fund	[ ]	[ ]	344,113	30,518	379,591	84,354
Virginia Intermediate Tax-Free Fund	[ ]	[ ]	412,414	37,740	534,928	118,873
West Virginia Intermediate Tax-Free Fund	[ ]	[ ]	369,348	33,808	452,972	100,660
Diversified Income Fund	[ ]	[ ]	81,647	---	105,619	36,566
Strategic Allocation Balanced Fund	[ ]	[ ]	78,634	78,634	83,990	83,990
Strategic Allocation Growth Fund	[ ]	[ ]	57,997	57,997	59,448	59,448

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(1)	Commenced operations on November 16, 2015, after the Fund’s predecessor transferred its assets and liabilities to the Fund at the close of business on November 13, 2015.

(2)	Commenced operations on October 3, 2016.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Advisers’ employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Advisers or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.

Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.

PORTFOLIO MANAGERS

The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager may also have responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below. [TO BE UPDATED]

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NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2018*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Adam B. Bergman	Number: None	Number: None	Number: 2
	Assets: N/A	Assets: N/A	Assets: $17.5 Million
Timothy P. Beyer	Number: None	Number: 1	Number: 43
	Assets: N/A	Assets: $33.5 Million	Assets: $2.0 Billion
Robert W. Bridges	Number: None	Number: None	Number: 6
	Assets: N/A	Assets: N/A	Assets: $235.8 Million
Shane A. Burke	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Brandon W. Carl	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Andrew T. DiZio	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Brad D. Eppard	Number: None	Number: None	Number: 24
	Assets: N/A	Assets: N/A	Assets: $1.7 Billion
Shawn M. Gallagher	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Neil T. Grant	Number: None	Number: 2	Number: 49
	Assets: N/A	Assets: $686.2 Million	Assets: $4.3 Billion
Joshua L. Haggerty	Number: None	Number: None	Number: 2
	Assets: N/A	Assets: N/A	Assets: $10 Million
Richard T. LaCoff	Number: None	Number: 2	Number: 248
	Assets: N/A	Assets: $686.2 Million	Assets: $31.9 Billion
Michael P. McVicker	Number: None	Number: None	Number: 21
	Assets: N/A	Assets: N/A	Assets: $651 Million
Robert F. Millikan	Number: None	Number: None	Number: 29
	Assets: N/A	Assets: N/A	Assets: $952.5 Million
Byron G. Mims	Number: None	Number: None	Number: 10
	Assets: N/A	Assets: N/A	Assets: $3.8 Billion
Mark Montgomery	Number: None	Number: 2	Number: 248
	Assets: N/A	Assets: $686.2 Million	Assets: $31.9 Billion
Jeffrey D. Ormsby	Number: None	Number: None	Number: 9
	Assets: N/A	Assets: N/A	Assets: $602.5 Million

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Patrick Rau	Number: None	Number: None	Number: 2
	Assets: N/A	Assets: N/A	Assets: $71.7 Million
Jeffrey J. Schappe	Number: None	Number: None	Number: 15
	Assets: N/A	Assets: N/A	Assets: $6.3 Billion
George F. Shipp	Number: None	Number: None	Number: 50
	Assets: N/A	Assets: N/A	Assets: $1.8 Billion
Kevin J. Stoll	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Michael Z. Sun	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Gerald M. Van Horn	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Robert O. Weller	Number: None	Number: None	Number: 6
	Assets: N/A	Assets: N/A	Assets: $235.8 Million
James C. Willis	Number: None	Number: None	Number: 15
	Assets: N/A	Assets: N/A	Assets: $6.3 Billion

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

As of September 30, 2018, the following portfolio managers managed the following accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account. [TO BE UPDATED]

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2018*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Timothy P. Beyer	Number: None	Number: None	Number: 2
	Assets: N/A	Assets: N/A	Assets: $834 Million
Robert W. Bridges	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Shane A. Burke	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

 125

Brandon W. Carl	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Andrew T. DiZio	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Brad D. Eppard	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Shawn M. Gallagher	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Richard T. LaCoff	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Robert F. Millikan	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Mark Montgomery	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Jeffrey J. Schappe	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
George F. Shipp	Number: None	Number: None	Number: 1
	Assets: N/A	Assets: N/A	Assets: $10.6 Million
Michael Z. Sun	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Gerald M. Van Horn	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
Robert O. Weller	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A
James C. Willis	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

*	The advisory fee for this pooled investment vehicle has both performance-based and asset-based components.

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as a Fund, track the same indexes a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by a Fund. The Managed Accounts might also have different investment objectives or strategies than a Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.

 126

STERLING CAPITAL

Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of a Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than a Fund, and investment decisions may be made in other accounts that are different than the decisions made for a Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by a Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.

PORTFOLIO MANAGER COMPENSATION

STERLING CAPITAL

Sterling Capital offers each of its investment professionals a compensation plan which can be comprised of three components: (1) base salary, which is linked to job function, responsibilities and experience, (2) incentive compensation, which varies based on investment performance and other factors determined by the executive management of Sterling Capital, and (3) a percentage of firm profits or revenues, which varies based on factors determined by executive management.  Incentive compensation is based on (i) the pre-tax performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for such portfolios and/or in comparison to relevant peer groups  (e.g., Bloomberg Barclays, Lipper, Morningstar, MSCI, Russell, Wilshire, etc.) over pre-determined time periods (for example, a combination of 1 and 3 year returns), and (ii) other objective or subjective criteria determined by executive management, which may include firm/department leadership, management of personnel, risk management/compliance results and overall firm or group contribution.  Certain professionals’ compensation may also include an asset-backed component, and certain investment professionals may also share in the revenues or profits earned by Sterling Capital.  Revenue or profit interests are awarded based on the determination of executive management, which may include long-term performance, firm/department leadership, potential for generating future growth of the firm, and other objective or subjective criteria determined by executive management.

 127

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of September 30, 2018: [TO BE UPDATED AS NECESSARY.]

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Adam B. Bergman	Equity Income Fund: $50,001-$100,000 SMID Opportunities Fund: $10,001 - $50,000
Timothy P. Beyer	Mid Value Fund: >$1,000,000
Robert W. Bridges	Behavioral Small Cap Value Equity Fund: $100,001-$500,000 Behavioral Large Cap Value Equity Fund: $100,001-$500,000 Behavioral International Equity Fund: $100,001 - $500,000
Shane A. Burke	Diversified Income Fund: $10,001 - $50,000
Brandon W. Carl	Sterling Capital Diversified Income Fund: $10,001 - $50,000
Andrew T. DiZio	Stratton Mid Cap Value Fund: $50,001 - $100,000 Stratton Real Estate Fund: $50,001 - $100,000 Stratton Small Cap Value Fund: $$50,001 - $100,000
Brad D. Eppard	Intermediate U.S. Government Fund: None
Shawn M. Gallagher	Stratton Mid Cap Value Fund: $100,001 - $500,000 Stratton Real Estate Fund: $10,001 - $50,000 Stratton Small Cap Value Fund: $100,001 - $500,000
Neil T. Grant	Intermediate U.S. Government Fund: None
Joshua L. Haggerty	Special Opportunities Fund: $100,001 - $500,000 SMID Opportunities Fund: $100,001 - $500,000
Richard T. LaCoff	Ultra Short Bond Fund: $100,001-$500,000 Total Return Bond Fund: None Short Duration Bond Fund: None Corporate Fund: None
Michael P. McVicker

North Carolina Intermediate Tax-Free Fund: None

Kentucky Intermediate Tax-Free Fund: None

Maryland Intermediate Tax-Free Fund: None

South Carolina Intermediate Tax-Free Fund: None

Virginia Intermediate Tax-Free Fund: None

West Virginia Intermediate Tax-Free Fund: None

Robert F. Millikan

North Carolina Intermediate Tax-Free Fund: $50,001-$100,000

Kentucky Intermediate Tax-Free Fund: None

Maryland Intermediate Tax-Free Fund: None

South Carolina Intermediate Tax-Free Fund: None

Virginia Intermediate Tax-Free Fund: None

West Virginia Intermediate Tax-Free Fund: None

Byron G. Mims	Securitized Opportunities Fund: $10,001 - $50,000
Mark Montgomery	Ultra Short Bond Fund: None Total Return Bond Fund: $50,001-$100,000 Short Duration Bond Fund: None Corporate Fund: None
Jeffrey D. Ormsby	Securitized Opportunities Fund: None

 128

Patrick W. Rau	Mid Value Fund: $100,001 - $500,000
Jeffrey J. Schappe	Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None
George F. Shipp	Special Opportunities Fund: Over $1,000,000 Equity Income Fund: Over $1,000,000
Kevin J. Stoll	Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None
Michael Z. Sun	Securitized Opportunities Fund: None
Gerald M. Van Horn	Stratton Small Cap Value Fund: Over $1,000,000
Robert O. Weller	Behavioral Small Cap Value Equity Fund: $100,001-$500,000 Behavioral Large Cap Value Equity Fund: $100,001-$500,000 Behavioral International Equity Fund: $100,001-$500,000
James C. Willis	Strategic Allocation Growth Fund: None Strategic Allocation Balanced Fund: None

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Sterling Capital. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.

You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

PORTFOLIO TRANSACTIONS

The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting securities to be bought and sold as well as brokers to execute those transactions. Purchases and sales of portfolio securities with respect to the Bond Funds and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of ETFs) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

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	FISCAL YEAR ENDED SEPTEMBER 30, 2018			FISCAL YEAR ENDED SEPTEMBER 30, 2017
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Behavioral Large Cap Value Equity Fund	$[ ]	$[ ]	$[ ]	$215,644	$913,231,434	$215,221
Mid Value Fund	[ ]	[ ]	[ ]	261,807	615,838,875	252,737
Behavioral Small Cap Value Equity Fund	[ ]	[ ]	[ ]	206,935	523,379,398	200,365
Special Opportunities Fund	[ ]	[ ]	[ ]	267,563	1,023,944,774	260,332
Total Return Bond Fund	[ ]	[ ]	[ ]	1,456	2,330,154,158	—
Equity Income Fund	[ ]	[ ]	[ ]	509,247	1,586,591,429	497,416
Behavioral International Equity Fund	[ ]	[ ]	[ ]	94,133	4,108,427,943	93,893
Stratton Mid Cap Value Fund(1)	[ ]	[ ]	[ ]	22,088	45,738,974	21,615
Stratton Real Estate Fund(1)	[ ]	[ ]	[ ]	22,530	63,147,403	18,150
Stratton Small Cap Value Fund(1)	[ ]	[ ]	[ ]	154,923	841,447,836	130,316
SMID Opportunities Fund(2)	[ ]	[ ]	[ ]	8,633	29,247,598	—
Ultra Short Bond Fund	[ ]	[ ]	[ ]	—	140,880,261	—
Short Duration Bond Fund	[ ]	[ ]	[ ]	457	213,279,337	—
Corporate Fund	[ ]	[ ]	[ ]	114	67,203,837	—
Securitized Opportunities Fund	[ ]	[ ]	[ ]	—	—	—
Strategic Allocation Growth Fund	[ ]	[ ]	[ ]	—	—	—
Strategic Allocation Balanced Fund	[ ]	[ ]	[ ]	—	—	—
Diversified Income Fund	[ ]	[ ]	[ ]	11,848	97,416,812	4,880

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	FISCAL YEAR ENDED SEPTEMBER 30, 2016
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Behavioral Large Cap Value Equity Fund	259,922	903,932,632	228,364
Mid Value Fund	400,011	879,431,195	370,194
Behavioral Small Cap Value Equity Fund	227,154	491,795,437	220,780
Special Opportunities Fund	418,739	1,313,403,803	385,437
Total Return Bond Fund	1,540	1,595,855,833	—
Equity Income Fund	529,938	1,724,478,394	471,483
Behavioral International Equity Fund	85,705	3,322,196,025	71,354
Stratton Mid Cap Value Fund	28,315	41,309,474	27,186
Stratton Real Estate Fund	54,508	104,387,521	54,208

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Stratton Small Cap Value Fund	254,758	585,229,020	164,911
SMID Opportunities Fund(2)	—	—	—
Ultra Short Bond Fund	—	143,803,614	—
Short Duration Bond Fund	97	163,579,712	—
Corporate Fund	466	157,693,596	—
Securitized Opportunities Fund	—	101,168,759	—
Strategic Allocation Growth Fund	—	10,040,859	—
Strategic Allocation Balanced Fund	—	13,439,126	—
Diversified Income Fund	14,842	98,440,610	7,102

(1)	Commenced operations on November 16, 2015, after the Fund’s predecessor transferred its assets and liabilities to the Fund at the close of business on November 13, 2015.

(2)	Commenced operations on October 3, 2016.

For the fiscal years ended September 30, 2018, 2017 and 2016, the Funds paid $[ ], $34,812 and $57,100, respectively, in commissions to BB&T Securities, a wholly owned subsidiary of BB&T Corporation, for transactions effected on behalf of the Special Opportunities Fund. For the fiscal years ended September 30, 2018, 2017 and 2016, the Funds paid $[ ], $26,340 and $42,818, respectively, in commissions to BB&T Securities for transactions effected on behalf of the Equity Income Fund. For the fiscal years ended September 30, 2018, 2017 and 2016, the aggregate percentage of the Special Opportunities Fund’s total brokerage commissions paid to BB&T Securities were [ ]%, 13.11% and 13.63%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through BB&T Securities were [ ]%, 1.58% and 0.33% , respectively. For the fiscal years ended September 30, 2018, 2017 and 2016, the aggregate percentage of the Equity Income Fund’s total brokerage commissions paid to BB&T Securities were [ ]%, 5.17% and 8.10%, respectively, and the percentage of the Fund’s aggregate dollar amount of transactions involving commissions effected through BB&T Securities were [ ]%, 0.61% and 0.14% , respectively.

Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. As detailed in the above chart, brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and does not reduce the advisory fees payable to Sterling Capital. Such information may be useful to Sterling Capital in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital in carrying out its obligations to Sterling Capital Funds.

 132

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital under its Advisory Agreement. Any advisory or other fees paid to Sterling Capital are not reduced as a result of the receipt of research services.

In some cases Sterling Capital may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, Sterling Capital makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital faces a potential conflict of interest, but Sterling Capital believe that its allocation procedures are reasonably designed to ensure that Sterling Capital, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.

To the extent permitted by applicable rules and regulations, Sterling Capital may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

Investment decisions for each Fund are made independently from those for the other Sterling Capital Funds or any other investment company or account managed by Sterling Capital. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Sterling Capital Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sterling Capital believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sterling Capital may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Sterling Capital Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Funds, Sterling Capital will provide its services in accordance with its fiduciary obligations and will manage each Fund in the best interests of such Fund.

 133

SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds hold at the close of their most recent fiscal year. As of September 30, 2018, the Behavioral Large Cap Value Equity Fund held equity securities of Morgan Stanley & Co., Inc., J.P. Morgan Securities, Inc. and Bank of America Corp., valued at $[ ], $[ ] and $[ ], respectively. The Equity Income Fund held equity securities of Wells Fargo Securities, LLC valued at $[ ]. The Behavioral International Equity Fund held equity securities of Societe Generale Securities, Inc. and BNP Paribas SA valued at $[ ] and $[ ], respectively. The Ultra Short Bond Fund held debt securities of Bank of America Corp., CitiGroup Global Markets, Inc., J.P. Morgan Securities, Inc., Morgan Stanley & Co., Inc., Barclays Bank PLC and Goldman Sachs & Co. valued at $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ], respectively. The Short Duration Bond Fund held debt securities of Bank of America Corp., CitiGroup Global Markets, Inc., J.P. Morgan Securities, Inc., Morgan Stanley & Co., Inc., Wells Fargo Securities, LLC, Barclays Bank PLC, RBC Dominion Securities and Goldman, Sachs & Co. valued at $[ ], $[ ], $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ], respectively. The Intermediate U.S. Government Fund held debt securities of Wells Fargo Securities, LLC and Morgan Stanley & Co., Inc., valued at $[ ] and $[ ], respectively. The Total Return Bond Fund held debt securities of Bank of America Corp., CitiGroup Global Markets, Inc., Goldman Sachs & Co., J.P. Morgan Securities, Inc., Morgan Stanley & Co., Inc., Wells Fargo Securities, LLC, Barclays Bank PLC and Jefferies Group, LLC, valued at $[ ], $[ ], $[ ], $[ ], $[ ], $[ ], $[ ] and $[ ], respectively. The Corporate Fund held debt securities of Bank of America Corp., CitiGroup Global Markets, Inc., Goldman Sachs & Co., J.P. Morgan Securities, Inc., Morgan Stanley & Co., Inc., Barclays Bank PLC and Jefferies Group, LLC valued at $[ ], $[ ], $[ ], $ [ ], $[ ], $[ ] and $[ ]. The Securitized Opportunities Fund held debt securities of CitiGroup Global Markets, Inc., J.P. Morgan Securities, Inc., Morgan Stanley & Co., Inc., Bank of America Corp. and Wells Fargo Securities, LLC valued at $[ ], $[ ], $[ ], $[ ], and $[ ], respectively.

ADMINISTRATOR

Sterling Capital, 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement effective October 1, 2010, as amended. Prior to October 1, 2010, BB&T Asset Management served as the Administrator pursuant to the Management and Administration Agreement dated April 23, 2007, as amended.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by Sterling Capital under the Advisory Agreement, those performed by U.S. Bank National Association under their custodial services agreements with the Funds, those performed by The Bank of New York Mellon under its fund accounting agreement with the Funds, and those performed by BNY Mellon Investment Servicing under its transfer agency and shareholder services agreement and blue sky service agreement with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

 134

Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from each series of the Sterling Capital Funds that is calculated based upon each series of the Sterling Capital Funds' (except the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund) average net assets as well as the average net assets of the remaining series of Sterling Capital Funds (except the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund). The fee shall be calculated at an annual rate of seven-and-one-half one-hundredths of one tenth of one percent (0.1075%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annual rate of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. No asset-based fee will be applied to the Funds of Funds. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.

Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.

For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

 135

FISCAL YEAR ENDED

	SEPTEMBER 30, 2018		SEPTEMBER 30, 2017		SEPTEMBER 30, 2016
	PAID	ADDITIONAL AMOUNT WAIVED	PAID	ADDITIONAL AMOUNT WAIVED	PAID	ADDITIONAL AMOUNT WAIVED
Behavioral Large Cap Value Equity Fund	$ [ ]	$ [ ]	$ 240,276	—	$237,584
Mid Value Fund	$ [ ]	$ [ ]	$ 532,325	—	$520,447
Behavioral Small Cap Value Equity Fund	$ [ ]	$ [ ]	$ 166,984	—	$127,880
Special Opportunities Fund	$ [ ]	$ [ ]	$ 931,495	—	$900,103
Equity Income Fund	$ [ ]	$ [ ]	$1,329,334	—	$1,391,414
Behavioral International Equity Fund	$ [ ]	$ [ ]	$ 61,070	—	$28,984
Stratton Mid Cap Value Fund(1)	$ [ ]	$ [ ]	$ 52,549	—	$39,751
Stratton Real Estate Fund(1)	$ [ ]	$ [ ]	$ 78,475	—	$65,028
Stratton Small Cap Value Fund(1)	$ [ ]	$ [ ]	$ 1,011,056	—	$719,603
SMID Opportunities Fund(2)	$ [ ]	$ [ ]	$ 6,569	—	—
Ultra Short Bond Fund	$ [ ]	$ [ ]	$ 38,144	—	$40,907
Short Duration Bond Fund	$ [ ]	$ [ ]	$ 67,972	—	$73,605
Intermediate U.S. Government Fund	$ [ ]	$ [ ]	$ 20,407	—	$25,370
Total Return Bond Fund	$ [ ]	$ [ ]	$ 749,160	—	$303,202
Corporate Fund	$ [ ]	$ [ ]	$ 25,063	—	$45,997
Securitized Opportunities Fund	$ [ ]	$ [ ]	$ 35,079	—	$41,518
Kentucky Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 10,331	—	$11,314
Maryland Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 22,893	—	$30,055
North Carolina Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 167,627	—	$176,111
South Carolina Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 73,968	—	$73,084
Virginia Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 88,377	—	$103,112
West Virginia Intermediate Tax-Free Fund	$ [ ]	$ [ ]	$ 79,142	—	$87,366
Diversified Income Fund	$ [ ]	$ [ ]	$ 26,963	—	$23,574
Strategic Allocation Balanced Fund	$ [ ]	$ [ ]	—	—	—
Strategic Allocation Growth Fund	$ [ ]	$ [ ]	—	—	—

(1)	Commenced operations on November 16, 2015, after the Fund’s predecessor transferred its assets and liabilities to the Fund at the close of business on November 13, 2015.

(2)	Commenced operations on October 3, 2016.

The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.

 136

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.

SUB-ADMINISTRATOR

The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Funds as of April 30, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator’s duties, for which The Bank of New York Mellon receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets. The fee shall be calculated at the annual rate of 0.0370% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

UNDERWRITER

Sterling Capital Distributors, LLC, 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as principal underwriter to each Fund pursuant to a Distribution Agreement effective as of February 1, 2016 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is not affiliated with the Adviser, or any other service provider for the Trust.

Under the Underwriting Agreement the Distributor acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund. The Distributor continually distributes Shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares and the Distributor and its officers have no roles in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class R Shares of each Fund, twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

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For the fiscal years ended September 30, 2018, 2017 and 2016, Sterling Capital Distributors, LLC, the Funds’ underwriter, received the following fees with respect to the Class A, Class C and Class R from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

2018

FUND	A CLASS		B CLASS		C CLASS		R CLASS
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Behavioral Large Cap Value Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Mid Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Behavioral Small Cap Value Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Special Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Behavioral International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Stratton Mid Cap Value Fund*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Stratton Real Estate Fund*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Stratton Small Cap Value Fund*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
SMID Opportunities Fund**	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	--	--
Ultra Short Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Short Duration Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Intermediate U.S. Government Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Total Return Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Corporate Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Securitized Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kentucky Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Maryland Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
North Carolina Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

 138

South Carolina Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Virginia Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
West Virginia Intermediate Tax-Free Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Diversified Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Strategic Allocation Balanced Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Strategic Allocation Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

2017

FUND	A CLASS		C CLASS		R CLASS
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Behavioral Large Cap Value Equity Fund	$ 79,656	--	$ 10,337	--	$ --	--
Mid Value Fund	82,335	--	50,265	--	2	--
Behavioral Small Cap Value Equity Fund	23,529	--	3,267	--	29	--
Special Opportunities Fund	882,073	--	1,688,638	--	1,460	--
Equity Income Fund	1,095,032	--	2,541,313	--	14,302	--
Behavioral International Equity Fund	1,050	--	527	--	--	--
Stratton Mid Cap Value Fund*	204	--	12	--	--	--
Stratton Real Estate Fund*	496	--	232	--	--	--
Stratton Small Cap Value Fund*	814	--	1,002	--	--	--
SMID Opportunities Fund**	7,479	--	11,246	--	--	--
Ultra Short Bond Fund	13,733	--	--	--	--	--
Short Duration Bond Fund	16,418	--	17,759	--	--	--
Intermediate U.S. Government Fund	15,280	--	6,412	--	--	--
Total Return Bond Fund	175,115	--	78,094	--	26	--

 139

Corporate Fund	1,073	--	454	--	--	--
Securitized Opportunities Fund	369	--	361	--	--	--
Kentucky Intermediate Tax-Free Fund	10,474	--	39	--	--	--
Maryland Intermediate Tax-Free Fund	15,120	--	6,957	--	--	--
North Carolina Intermediate Tax-Free Fund	118,487	--	52,391	--	--	--
South Carolina Intermediate Tax-Free Fund	42,462	--	16,987	--	--	--
Virginia Intermediate Tax-Free Fund	75,875	--	10,287	--	--	--
West Virginia Intermediate Tax-Free Fund	82,751	--	7,970	--	--	--
Diversified Income Fund	37,492	--	11,525	--	--	--
Strategic Allocation Balanced Fund	76,194	--	7,489	--	--	--
Strategic Allocation Growth Fund	54,925	--	4,086	--	--	--

2016

FUND	A CLASS		B CLASS		C CLASS		R CLASS
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Behavioral Large Cap Value Equity Fund	$ 77,728	--	$ 3,778	--	$ 10,115	--	$ -	--
Mid Value Fund	81,230	--	4,832	--	53,970	--	1	--
Behavioral Small Cap Value Equity Fund	24,920	--	1,544	--	3,507	--	1	--
Special Opportunities Fund	792,437	--	32,293	--	1,651,346	--	591	--
Equity Income Fund	1,131,288	--	27,860	--	2,750,579	--	9,912	--
Behavioral International Equity Fund	971	--	-	--	296	--	-	--
Stratton Mid Cap Value Fund*	30	--	-	--	8	--	-	--
Stratton Real Estate Fund*	116	--	-	--	59	--	-	--
Stratton Small Cap Value Fund*	103	--	-	--	223	--	-	--
SMID Opportunities Fund**	--	--	--	--	--	--	--	--
Ultra Short Bond Fund	20,561	--	-	--	-	--	-	--

 140

Short Duration Bond Fund	19,200	--	-	--	21,736	--	-	--
Intermediate U.S. Government Fund	18,636	--	1,239	--	8,373	--	-	--
Total Return Bond Fund	149,406	--	6,879	--	64,150	--	26	--
Corporate Fund	975	--	-	--	366	--	-	--
Securitized Opportunities Fund	3,041	--	-	--	393	--	-	--
Kentucky Intermediate Tax-Free Fund	10,816	--	-	--	200	--	--	--
Maryland Intermediate Tax-Free Fund	16,065	--	-	--	7,065	--	--	--
North Carolina Intermediate Tax-Free Fund	122,479	--	-	--	49,136	--	--	--
South Carolina Intermediate Tax-Free Fund	44,095	--	-	--	17,095	--	--	--
Virginia Intermediate Tax-Free Fund	90,287	--	-	--	12,729	--	--	--
West Virginia Intermediate Tax-Free Fund	90,750	--	-	--	5,248	--	--	--
Diversified Income Fund	36,093	--	3,623	--	10,246	--	--	--
Strategic Allocation Balanced Fund	80,520	--	5,592	--	7,473	--	--	--
Strategic Allocation Growth Fund	54,766	--	5,916	--	4,431	--	--	--
		--		--		--	--	--

*	The Fund commenced operations on November 16, 2015, after the Fund’s predecessor transferred its assets and liabilities to the Fund at the close of business on November 13, 2015.
**	The Fund commenced operations on October 3, 2016.

The Distribution Plan was initially approved on August 18, 1992 by the Fund’s Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A, Class C, and Class R Shares of each Fund.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class C, or Class R Shares of that Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A, Class C, and Class R Shares. Sterling Capital Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

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The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund’s Class A, Class C, and Class R Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A, Class C, and Class R Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A, Class C, and Class R Shares.

The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. The Distributor sets aside distribution fees in a retention account that is used solely for distribution related expenses.

The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

EXPENSES

Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees and Officers of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class C, Class R, Class R6 and Institutional Class of a Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A, Class C and Class R Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A, Class C, and Class R Shares.

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CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Funds as agreed upon by the Funds and BNY Mellon Investment Servicing.

The Bank of New York Mellon provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. For its services, The Bank of New York Mellon receives a fee from a Fund at the annual rate of 0.0075% of such Fund’s average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ] has been selected as the independent registered public accounting firm. [   ] address is [   ].

LEGAL COUNSEL

Ropes & Gray LLP, One Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600, is counsel to the Funds.

ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

Sterling Capital Funds was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-six series of Shares offered to the public which represent interests in the Behavioral Large Cap Value Equity Fund, Mid Value Fund, Behavioral Small Cap Value Equity Fund, Special Opportunities Fund, Equity Income Fund, Behavioral International Equity Fund, Stratton Mid Cap Value Fund, Stratton Real Estate Fund, Stratton Small Cap Value Fund, SMID Opportunities Fund, Ultra Short Bond Fund, Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, Diversified Income Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.

 143

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Sterling Capital Fund which are available for distribution.

Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.

 144

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted its own policies and procedures governing the disclosure of information about each Fund’s respective Portfolio Holdings.1 It is the policy of each Fund to protect the confidentiality of material, non-public, information about the Fund’s Portfolio Holdings and prevent the selective disclosure of non-public Portfolio Holdings information. Non-public information about a Fund’s portfolio holdings will not be distributed to persons not employed by the Adviser, or its affiliates, or a Fund’s investment sub-adviser(s), unless there is a legitimate business purpose for doing so, and disclosure is made in accordance with the Funds’ portfolio holdings disclosure policies and procedures. No Fund, or affiliate of a Fund (as defined in the 1940 Act), may receive compensation or consideration of any type in connection with the disclosure of information about a Fund’s Portfolio Holdings.

Public Availability of Portfolio Holdings Information

No earlier than ten calendar days after the end of each month, the Funds will make public on the Funds’ Web site a complete schedule of each Fund’s portfolio holdings. Such information will be current as of the end of the most recent month and will be available on the Funds’ Web site until updated for the next applicable month.

Ongoing Disclosure Arrangements

Non-public information about a Fund’s Portfolio Holdings may be disclosed on a regular basis to the Board of Trustees, independent legal counsel for the Funds, and the Funds’ service providers2 who generally need access to such information in the performance of their contractual duties and responsibilities to the Funds where each such person is subject to duties of confidentiality, including a duty not to share such information with an unauthorized person or trade on such information, imposed by law and/or contract.  Any “ongoing arrangement” to make available such information not identified above must be for a legitimate business purpose, the disclosure must in the best interests3 of the Funds and their shareholders, and the recipient of such information will be subject to duties of confidentiality as noted above.

[1]	For purposes of this section, “Portfolio Holdings” means the portfolio securities and similar instruments owned by a Fund and may include related information about current or recent (“recent” being defined as the time between any public release and the next public release of a Fund’s Portfolio Holdings) trading strategies or details of portfolio management’s expected or recent purchases and sales of particular securities or types of securities. Portfolio Holdings information excludes “Portfolio Characteristics” information as that term is defined in this section.

[2]	For purposes of this section “service provider” include, but are not limited to, each Fund’s investment adviser, investment sub-adviser, administrator, independent registered public accounting firm, custodian, transfer agent, proxy voting service provider, rating and ranking organizations, financial printers, pricing service vendors, independent fund counsel, and third parties that provide analytical, statistical, or consulting services.

 145

The approval of the Funds’ President and CCO must be obtained before entering into any new ongoing arrangement, or materially altering any existing arrangement to make available non-public Portfolio Holdings information.

Public Disclosure of the Portfolio Characteristics

“Portfolio Characteristics” means aggregated information of a statistical nature that does not identify, directly or indirectly, specific Portfolio Holdings or subsets of holdings (such as top 10 Portfolio Holdings).  Portfolio Characteristics include, but are not limited to, (1) descriptions of allocations by asset class, sector, industry, or credit quality; (2) performance- and risk-related statistics such as alpha, beta, r-squared, Sharpe ratio, and standard deviation; (3) descriptive portfolio-level statistics such as maturity, duration, P/E ratio, and median market capitalization; and (4) non-security specific attribution analyses, such as those based on asset class, sector, industry, or country performance.

Portfolio Characteristics may be made available and distributed if the availability of such information is disclosed in the SAI and the distribution of such information is otherwise in accordance with the general principles of the Funds’ portfolio holdings disclosure policies and procedures.  Such information, if provided to anyone, shall be made available to any person upon request.

Disclosure to Certain Broker-Dealers

The trading desks of a Fund’s investment adviser and/or sub-adviser(s), periodically may distribute to counterparties and others involved in trade transactions (i.e., brokers and custodians), lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of indicative pricing or relevant research. In addition, such trading desks may distribute to third parties, a list of the issuers and securities which are covered by their respective research departments as of a particular date, which may include securities that are held by a Fund as of that date and/or securities that a Fund may purchase or sell in the future; however, in no case will the list specifically identify that a particular issuer or security is currently held by a Fund or that a Fund may purchase or sell an issuer or security in the future.

Disclosure of Similar Separate Account, WRAP or Model Portfolio Information

Some of the separately managed accounts, wrap accounts and model portfolios managed for compensation by the Adviser have substantially similar investment objectives and strategies to those of the Funds, and therefore, generally similar portfolio holdings. Consequently, the information contained in any separate account portfolio update must be at least ten (10) calendar days after each month end when disclosed, except to the separately managed account clients, and their brokers/custodians. In addition, in order to preclude any opportunity of “front running” the Funds’ trades, if there is an existing intention to buy or sell the same securities for any of the Funds, the information may not be disclosed until ten (10) calendar days after the month end during which month the acquisition/addition, or reduction/elimination of such securities by a Fund occurred.

3	In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds’ Chief Compliance Officer and certifying officers shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, sub-advisers, including their affiliates, or its principal underwriter, on the other.

 146

In the case of wrap and model portfolios, non-public portfolio information, including buys and sells, is necessarily disclosed to the wrap sponsor or model portfolio client on a daily basis with no lag time. In each case the entity receiving this information has entered into a confidentiality agreement that acknowledges that the information may only be used for the purposes of managing client accounts within the program and/or for tracking and assessing the Adviser’s investment performance within such program.

MISCELLANEOUS

Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within Sterling Capital Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.

Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of [ ], 2019: [TO BE UPDATED.]

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER

BEHAVIORAL LARGE CAP VALUE EQUITY FUND (A SHARES)

BEHAVIORAL LARGE CAP VALUE EQUITY FUND (C SHARES)

BEHAVIORAL LARGE CAP VALUE EQUITY FUND (I SHARES)

MID VALUE FUND (A SHARES)

MID VALUE FUND (C SHARES)

 147

MID VALUE FUND (I SHARES)

MID VALUE FUND (R SHARES)

BEHAVIORAL SMALL CAP VALUE EQUITY FUND (A SHARES)

BEHAVIORAL SMALL CAP VALUE EQUITY FUND (C SHARES)

BEHAVIORAL SMALL CAP VALUE EQUITY FUND (I SHARES)

BEHAVIORAL SMALL CAP VALUE EQUITY FUND (R SHARES)

SPECIAL OPPORTUNITIES FUND (A SHARES)

SPECIAL OPPORTUNITIES FUND (C SHARES)

SPECIAL OPPORTUNITIES FUND (I SHARES)

SPECIAL OPPORTUNITIES FUND (R SHARES)

EQUITY INCOME FUND (A SHARES)

EQUITY INCOME FUND (C SHARES)

EQUITY INCOME FUND (I SHARES)

EQUITY INCOME FUND (R SHARES)

 148

BEHAVIORAL INTERNATIONAL EQUITY FUND (A SHARES)

BEHAVIORAL INTERNATIONAL EQUITY FUND (C SHARES)

BEHAVIORAL INTERNATIONAL EQUITY FUND (I SHARES)

STRATTON MID CAP VALUE FUND (A SHARES)

STRATTON MID CAP VALUE FUND (C SHARES)

STRATTON MID CAP VALUE FUND (I SHARES)

STRATTON REAL ESTATE FUND (A SHARES)

STRATTON REAL ESTATE FUND (C SHARES)

STRATTON REAL ESTATE FUND (I SHARES)

STRATTON SMALL CAP VALUE FUND (A SHARES)

STRATTON SMALL CAP VALUE FUND (C SHARES)

STRATTON SMALL CAP VALUE FUND (I SHARES)

SMID OPPORTUNITIES FUND (A CLASS)

SMID OPPORTUNITIES FUND (C SHARES)

SMID OPPORTUNITIES FUND (I SHARES)

 149

ULTRA SHORT BOND FUND (A SHARES)

ULTRA SHORT BOND FUND (I SHARES)

SHORT DURATION BOND FUND (A SHARES)

SHORT DURATION BOND FUND (C SHARES)

SHORT DURATION BOND FUND (I SHARES)

INTERMEDIATE U.S. GOVERNMENT FUND (A SHARES)

INTERMEDIATE U.S. GOVERNMENT FUND (C SHARES)

INTERMEDIATE U.S. GOVERNMENT FUND (I SHARES)

TOTAL RETURN BOND FUND (A SHARES)

TOTAL RETURN BOND FUND (C SHARES)

TOTAL RETURN BOND FUND (I SHARES)

TOTAL RETURN BOND FUND (R SHARES)

CORPORATE FUND (A SHARES)

CORPORATE FUND (C SHARES)

CORPORATE FUND (I SHARES)

SECURITIZED OPPORTUNITIES FUND (A SHARES)

SECURITIZED OPPORTUNITIES FUND (C SHARES)

 150

SECURITIZED OPPORTUNITIES FUND (I SHARES)

KENTUCKY INTERMEDIATE TAX-FREE FUND (A SHARES)

KENTUCKY INTERMEDIATE TAX-FREE FUND (C SHARES)

KENTUCKY INTERMEDIATE TAX-FREE FUND (I SHARES)

MARYLAND INTERMEDIATE TAX-FREE FUND (A SHARES)

MARYLAND INTERMEDIATE TAX-FREE FUND (C SHARES)

MARYLAND INTERMEDIATE TAX-FREE FUND (I SHARES)

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (A SHARES)

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (C SHARES)

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (I SHARES)

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (A SHARES)

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (C SHARES)

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (I SHARES)

VIRGINIA INTERMEDIATE TAX-FREE FUND (A SHARES)

VIRGINIA INTERMEDIATE TAX-FREE FUND (C SHARES)

VIRGINIA INTERMEDIATE TAX-FREE FUND (I SHARES)

WEST VIRGINIA INTERMEDIATE TAX-FREE FUND (A SHARES)

WEST VIRGINIA INTERMEDIATE TAX-FREE FUND (C SHARES)

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WEST VIRGINIA INTERMEDIATE TAX-FREE FUND (I SHARES)

DIVERSIFIED INCOME FUND (A SHARES)

DIVERSIFIED INCOME FUND (C SHARES)

DIVERSIFIED INCOME FUND (I SHARES)

STRATEGIC ALLOCATION BALANCED FUND (A SHARES)

STRATEGIC ALLOCATION BALANCED FUND (C SHARES)

STRATEGIC ALLOCATION BALANCED FUND (I SHARES)

STRATEGIC ALLOCATION GROWTH FUND (A SHARES)

STRATEGIC ALLOCATION GROWTH FUND (C SHARES)

STRATEGIC ALLOCATION GROWTH FUND (I SHARES)

As of January [ ], 2019, BB&T and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: [86.58]% of the Behavioral Large Cap Value Equity Fund, [43.82]% of the Mid Value Fund, [82.72]% of the Behavioral Small Cap Value Equity Fund, [35.73]% of the Special Opportunities Fund, [23.35]% of the Equity Income Fund, [98.42]% of the Behavioral International Equity Fund, [0.00]% of the Stratton Mid Cap Value Fund, [0.00]% of the Stratton Real Estate Fund, [0.00]% of the Stratton Small Cap Value Fund, [0.00]% of the SMID Opportunities Fund, [28.61]% of the Ultra Short Bond Fund, [59.40]% of the Short Duration Bond Fund, [69.38]% of the Intermediate U.S. Government Fund, [44.09]% of the Total Return Bond Fund, [0.02]% of the Corporate Fund, [0.00]% of the Securitized Opportunities Fund, [60.68]% of the Kentucky Intermediate Tax-Free Bond Fund, [60.21]% of the Maryland Intermediate Tax-Free Fund, [55.02]% of the North Carolina Intermediate Tax-Free Fund, [59.42]% of the South Carolina Intermediate Tax-Free Fund, [63.20]% of the Virginia Intermediate Tax-Free Fund, [46.27]% of the West Virginia Intermediate Tax-Free Bond Fund, [9.34]% of the Diversified Income Fund, [0.06]% of the Strategic Allocation Balanced Fund and [2.53]% of the Strategic Allocation Growth Fund. As a result, BB&T may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

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Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. If a Fund identifies property as unclaimed, it will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state after the passage of a certain period of time (as required by applicable state law).

If you are a resident of the state of Texas, you may designate a representative to receive escheatment notifications by completing and submitting a designation form, which you can find on the website of the Texas Comptroller. Designating such a representative may be beneficial, since Texas law provides that the escheatment period will cease if the representative, after receiving an escheatment notification regarding your account, communicates knowledge of your location and confirms that you have not abandoned your account. You can mail a completed designation form to a Fund (if you hold shares directly with a Fund) or to your financial intermediary (if you do not hold shares directly with a Fund).

The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

FINANCIAL STATEMENTS

Audited Financial Statements as of September 30, 2018 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2018, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Funds’ latest Semi-Annual Report may be obtained without charge by contacting Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

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APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Fund include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.

LONG - TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the six highest long-term obligation ratings by Moody’s (Moody’s appends numerical modifiers (1, 2, and 3) to each generic rating classification, with the exception of “Aaa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated “B” are considered speculative and are subject to high credit risk.

Description of the six highest long-term issue credit ratings by S&P (The ratings, with the exception of “AAA,” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories):

AAA	An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

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A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB;	B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

Description of the six highest international long-term credit ratings by Fitch (The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low.

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The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B	Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Description of the six highest long-term debt rating categories by DBRS (All rating categories other than “AAA” also contain subcategories “high” and “low.” The absence of either a “high” or “low” designation indicates the rating is in the middle of the category):

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB	Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be affixed to the rating symbols from “AA” to “B” to indicate relative standing within each of those rating scales.):

AAA	The highest level of certainty of an obligor to honor its financial obligations.

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AA	A very high level of certainty to honor the financial obligations.

A	A high level of certainty to honor the financial obligations.

BBB	An adequate level of certainty to honor the financial obligations. However, this certainty is more likely to diminish in the future than with the higher rating categories.

BB	Although the level of certainty to honor the financial obligations is not currently considered problematic, this certainty may not persist in the future.

B	A low level of certainty to honor the financial obligations, giving cause for concern.

Description of the six highest long-term debt ratings by Best’s (Certain ratings, including “aa” and “a,” may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best’s interactive rating process):

aaa	Exceptional. Assigned to entities that have, in Best’s opinion, an exceptional ability to meet their ongoing senior financial obligations.

aa	Superior. Assigned to entities that have, in Best’s opinion, a superior ability to meet their ongoing senior financial obligations.

a	Excellent. Assigned to entities that have, in Best’s opinion, an excellent ability to meet their ongoing senior financial obligations.

bbb	Good. Assigned to entities that have, in Best’s opinion, a good ability to meet their ongoing senior financial obligations.

bb	Fair. Assigned to entities that have, in Best’s opinion, a fair ability to meet their ongoing senior financial obligations. Credit quality is vulnerable to adverse changes in industry and economic conditions.

b	Marginal. Assigned to entities that have, in Best’s opinion, a marginal ability to meet their ongoing senior financial obligations. Credit quality is vulnerable to adverse changes in industry and economic conditions.

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Description of the six highest long-term debt ratings by R&I (A plus (+) or minus (-) sign may be appended to the categories, except for “AAA,” indicate relative standing within each rating category.):

AAA	Highest creditworthiness supported by many excellent factors.

AA	Very high creditworthiness supported by some excellent factors.

A	High creditworthiness supported by a few excellent factors.

BBB	Creditworthiness is sufficient, though some factors require attention in times of major environmental changes.

BB	Creditworthiness is sufficient for the time being, though some factors require due attention in times of environmental changes.

B	Creditworthiness is questionable and some factors require constant attention.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1 Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

S&P’s description of its short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated “‘B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Description of the six highest international short-term credit ratings by Fitch:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

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C	High short-term default risk. Default is a real possibility.

RD:       Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1	(middle) Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1	(low) Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2	(high) Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2	(middle) Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2	(low) Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

JCR’s description of its short-term debt ratings:

J-1	The highest level of certainty of an obligor to honor its short-term financial obligations. Within this rating category, obligations for which the certainty is particularly high are indicated by the symbol “J-1+.”

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J-2	A high level of certainty to honor the short-term financial obligations, but slightly less than “J-1.”

J-3	An adequate level of certainty of an obligor to honor its short-term financial obligations, but susceptible to adverse changes in circumstances.

NJ	The certainty of an obligor to honor its short-term financial obligations is less than in the upper-ranking categories.

LD	JCR judges that while an obligor does not honor part of the agreed to financial obligations, but it honors all its other agreed to financial obligations.

D	JCR judges that all the financial obligations are, in effect, in default.

Best’s description of its short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and Best’s rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):

AMB-1+	Strongest. Assigned to issues, where, in Best’s opinion, the strongest ability to repay short-term debt obligations exists.

AMB-1	Outstanding. Assigned to issues, where, in Best’s opinion, an outstanding ability to repay short-term debt obligations exists.

AMB-2	Satisfactory. Assigned to issues, where, in Best’s opinion, a satisfactory ability to repay short-term debt obligations exists.

AMB-3	Adequate. Assigned to issues, where, in Best’s opinion, an adequate ability to repay short-term debt obligations exists; however, adverse economic conditions likely will reduce the capacity to meet financial commitments.

AMB-4	Questionable. Assigned to issues that, in Best’s opinion, contain questionable credit characteristics and are vulnerable to adverse economic or other external changes, which could have a marked impact on the ability to meet financial commitments.

d	In Default. Assigned to issues in default on payment of principal, interest or other terms and conditions, or when a bankruptcy petition or similar action has been filed and made public.

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R&I’s description of its short-term debt ratings (A plus (+) sign may be appended to the “a-1” category to indicate a particularly high level of the certainty.):

a-1	Certainty of the fulfillment of a short-term obligation is high.

a-2	Certainty of the fulfillment of a short-term obligation is high, though some factors require attention.

a-3	Certainty of the fulfillment of a short-term obligation is sufficient for the time being, though some factors require attention in times of major environmental changes.

b	Certainty of the fulfillment of a short-term obligation is not equal to that of a short-term obligation rated in the “a” categories and some factors require attention.

c	The lowest rating. A short-term obligation is in default or is highly likely to default.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan and municipal note ratings:

MIG1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

The following proxy voting policies and procedures are applicable to the Fund:

STERLING CAPITAL MANAGEMENT COMPLIANCE MANUAL	Section X Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011; 7/2011, 1/2012; 5/2013; 11/2013; 06/11/2014; 2/10/2015, 9/2017

Proxy Voting POLICY

Policy

It is Sterling’s policy to establish guidelines regarding proxies for which it has been delegated voting authority that are reasonably designed to conform with the requirements of SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“the Rule”). Sterling has implemented this policy to facilitate compliance with the Rule and to ensure that proxies related to client securities are voted (or not voted) in a manner consistent with the best interest of clients.

This policy applies to securities held in client accounts as to which Sterling has voting authority. Voting authority is established by our advisory agreements or comparable documents. Each client may delegate proxy voting to Sterling, or be responsible for voting their own proxies.

Requirements under the Rule

The Rule requires each registered investment adviser that exercises proxy voting authority over client securities to:

i.	Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients.

ii.	Ensure that the written policies and procedures address material conflicts that may arise between the interests of the investment adviser and those of its clients;

iii.	Describe its proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client;

iv.	Disclose to clients how to obtain information from the adviser about how the adviser voted their proxies.

Proxy Committee

Sterling’s Proxy Committee oversees the proxy voting process, reviews this policy at least annually, grants authority to Proxy Administrators to perform administrative services relating to proxy voting, oversees third party service providers and reviews and approves proxy vote override requests.

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Engagement of a Service Provider

The Proxy Committee has engaged Glass, Lewis & Co. (“Glass Lewis”) to (i) provide research and vote recommendations; (ii) perform administrative tasks of receiving proxies and proxy statements; (iii) submit votes on behalf of Sterling; (iv) retain proxy voting records and information; and (v) report to Sterling on its activities. Sterling retains final authority and fiduciary responsibility for the voting of proxies.

Proxy Voting Guidelines

This policy is designed to be implemented in a manner to ensure that voting rights are exercised in the best interest of Sterling’s clients. The Proxy Committee adopted Glass Lewis Proxy Guidelines (“the Guidelines”). The Guidelines enable Sterling to vote in a manner consistent with its fiduciary responsibility. In general, proxies are voted in accordance with the Glass Lewis recommendations.

Conflicts of Interest

In certain circumstances Sterling may have a relationship with an issuer that could pose a conflict of interest when voting shares of that issuer on behalf of clients. Sterling will be deemed to have a potential conflict of interest when voting proxies where:

i.	The issuer represents at least 1% of Sterling’s annual revenue in the case of a client relationship;

ii.	The issuer represents at least 1% of Sterling’s expenses in the case of a vendor relationship;

iii.	The issuer is an affiliate of Sterling.

Sterling will maintain a list of all such issuers with whom it is has deemed that it has a potential conflict of interest. If an issuer is on Sterling’s Conflict of Interest list, the proxy will be voted according to the Glass Lewis recommendation and may not be overridden.

Override Request

If a Portfolio Manager or Analyst (“Investment Professional”) reviews a Glass Lewis recommendation and determines that it is in the best interest of the firm’s clients who hold the security to reject the recommendation set-forth by Glass Lewis, the Investment Professional will request the Proxy Committee to override the vote recommendation and provide supporting rationale. The Proxy Committee will review the request and determine if the override request should be approved. If the override request is approved by the Proxy Committee, the Proxy Administrators will be notified to submit the vote decision to Glass Lewis with respect to all shares for which Sterling has authority to vote.

If an issuer is on Sterling’s Conflict of Interest list, the proxy will be voted according to the Glass Lewis recommendation and may not be overridden.

Instances Where Sterling May Not Vote Proxies

Sterling may be unable to vote or may determine not to vote in certain circumstances. The following highlights some potential instances in which a proxy may not be voted:

Proxy Voting When a Client No Longer Owns the Security

When Sterling takes over management of an account, the existing securities in the account may be sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling may not vote such proxies as the companies are no longer held in the client’s account and have no economic value for the client.

 164

Quorum Blocking Proxy

Sterling many choose not to vote a proxy if it believes it would be the client’s interest to make it difficult for the issuer to obtain a quorum. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.

Share Blocking Proxy

Voting in certain countries requires “share blocking”. Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client’s custodian banks. Sterling may determine that the value of the exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where Sterling wants to retain the ability to trade shares, we may abstain from voting those shares.

Other Considerations

In limited circumstances, other market specific impediments to voting shares may limit Sterling’s ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, Sterling will vote securities on a best efforts basis.

Providing Information Regarding Sterling’s Proxy Voting Policy

At the beginning of a new client relationship, the client is provided with a copy of Sterling’s Form ADV 2A which includes a summary of Sterling’s Proxy Voting Policy. The summary indicates that a copy of the full policy is available upon request and includes instructions for requesting a copy of the policy or information regarding how a client’s proxies were voted.

Recordkeeping Requirements

Copies of the following will be maintained for not less than five years from the end of the fiscal year during which the last entry was made in the records:

i.	Copies of this policy and any amendment thereto;

ii.	A copy of each proxy statement that Sterling receives regarding client securities;

iii.	Records of each vote cast by Sterling (including by any third party provider that Sterling has engaged to cast votes) on behalf of any client;

iv.	A copy of any documents created by Sterling that were material to making a decision on how to vote or that memorializes the basis for that decision;

v.	A copy of each written request for information on how Sterling voted proxies on behalf of the client, and a copy of any written response by Sterling to any (written or oral) request for that information on behalf of the requesting client;

vi.	List of issuers that represent a potential or actual conflict of interest; and

vii.	Any other documentation used by the Proxy Committee to fulfill their responsibilities.

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Sterling may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by a third party, such as a proxy voting service provided Sterling has obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly upon request.

Records relating to the voting of proxies held by investment company clients will be reported periodically, as requested, to the investment company’s Board of Trustees and to the SEC on an annual basis pursuant to Form N-PX.

SCFUNDS-SAI

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PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated April 5, 2016 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(b)(1)	Amended and Restated Bylaws dated November 19, 2015 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(i)	Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(ii)	Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(iv)	Amendment to Investment Advisory Agreement dated November 15, 2012 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

	(v)	Amendment to Investment Advisory Agreement dated February 1, 2014 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(vi)	Amendment to Investment Advisory Agreement dated November 28, 2014 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(vii)	Amendment to Investment Advisory Agreement dated August 20, 2015 is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(viii)	Amendment to Investment Advisory Agreement dated September 29, 2016 is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(ix)	Amendment to Investment Advisory Agreement dated February 1, 2017 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 126 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2017).

(e)(1)	Distribution Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

	(i)	Amendment to Distribution Agreement dated September 1, 2016 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(ii)	Amendment to Distribution Agreement dated March 1, 2017 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 131 to the Registration Statement of the Registrant on Form N-1A (filed April 4, 2017).

(e)(2)	Distribution Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated May 31, 2017 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

	(i)	Amendment to Distribution Agreement dated August 24, 2017 is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

	(ii)	Second Amendment to Distribution Agreement dated May 18, 2018 is filed herewith.

(2)	Distribution Services Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

	(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

	(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

	(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

	(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

	(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(viii)	Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(ix)	Amendment to the Custody Agreement dated December 12, 2013 is incorporated by reference to Exhibit (g)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(x)	Amendment to the Custody Agreement dated November 21, 2014 is incorporated by reference to Exhibit (g)(1)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(xi)	Amendment to the Custody Agreement dated August 20, 2015 is incorporated by reference to Exhibit (g)(1)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(xii)	Amendment to Custody Agreement dated September 7, 2016 is incorporated by reference to Exhibit (g)(1)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(xiii)	Amendment to Custody Agreement dated October 9, 2018 is filed herewith.

(h)(1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(ii)	Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(iv)	Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(v)	Amendment to Administration Agreement dated November 15, 2012 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

	(vi)	Amendment to Administration Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(vii)	Amendment to Administration Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(viii)	Amendment to Administration Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(ix)	Amendment to Administration Agreement dated November 19, 2015 is incorporated by reference to Exhibit (h)(1)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(x)	Amendment to Administration Agreement dated August 25, 2016 is incorporated by reference to Exhibit (h)(1)(x) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(xi)	Amendment to Administration Agreement dated February 28, 2018 is filed herewith.

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(iv)	Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(v)	Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(vi)	Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(vii)	Amendment to Sub-Administration Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(viii)	Amendment to Sub-Administration Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(ix)	Amendment to Sub-Administration Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(x)	Electronic Prospectus Services Agreement dated July 30, 2015 is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

	(xi)	Amendment to Sub-Administration Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

	(xii)	Amendment to Sub-Administration Services Agreement dated September 1, 2016 is incorporated by reference to Exhibit (h)(3)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(xiii)	Investment Company Reporting Modernization Services Amendment to Sub-Administration Services Agreement dated February 28, 2018 is filed herewith.

(4)	Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated June 1, 2017 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

	(i)	Amendment No. 1 to Transfer Agency and Shareholder Services Agreement dated October 1, 2018 is filed herewith.

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

	(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(vii)	Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(viii)	Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(ix)	Amendment to Accounting Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(5)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(x)	Amendment to Accounting Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(5)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(xi)	Amendment to Accounting Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(5)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(xii)	Amendment to Accounting Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

	(xiii)	Amendment to Accounting Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(5)(xiii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(iv)	Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(v)	Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(vi)	Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(vii)	Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(viii)	Amendment to Compliance Support Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(6)(viii) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(ix)	Amendment to Compliance Support Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(6)(ix) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(x)	Amendment to Compliance Support Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(6)(x) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xi)	Amendment to Compliance Support Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(6)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xii)	Amendment to Compliance Support Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(6)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(7)	State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated June 1, 2017 is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

(i)(1)	Opinion of Ropes & Gray LLP, for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 114 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2015).

(i)(2)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(i)(3)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(i)(4)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 132 to the Registration Statement of the Registrant on Form N-1A (filed April 4, 2017).

(i)(5)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 137 to the Registration Statement of the Registrant on Form N-1A (filed January 25, 2018).

(j)(1)	Consent of Independent Auditor (to be filed by amendment.)

(j)(2)	Consent of ACA Performance Services, LLC is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i) Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(iv)	Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is incorporated by reference to Exhibit (m)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

	(v)	Amended and Restated Distribution and Shareholder Services Plan dated December 12, 2013 is incorporated by reference to Exhibit (m)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

	(vi)	Amended and Restated Distribution and Shareholder Services Plan dated November 25, 2014 is incorporated by reference to Exhibit (m)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

	(vii)	Amended and Restated Distribution and Shareholder Services Plan dated August 20, 2015 is incorporated by reference to Exhibit (m)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

	(viii)	Amended and Restated Distribution and Shareholder Services Plan dated August 25, 2016 is incorporated by reference to Exhibit (m)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

	(ix)	Amended and Restated Distribution and Shareholder Services Plan dated March 1, 2017 is incorporated by reference to Exhibit (m)(1)(ix) to Post-Effective Amendment No. 131 to the Registration Statement of the Registrant on Form N-1A (filed April 4, 2017).

(n)(1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

	(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(ii)	Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(iv)	Amendment to Multiple Class Plan dated November 15, 2012 is incorporated by reference to Exhibit (n)(1)(iv) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

	(v)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(v) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

	(vi)	Amendment to Multiple Class Plan dated November 19, 2014 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amendment to Multiple Class Plan dated August 20, 2015 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)	Amendment to Multiple Class Plan dated August 25, 2016 is incorporated by reference to Exhibit (n)(1)(vii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(ix)	Amendment to Multiple Class Plan dated March 1, 2017 is incorporated by reference to Exhibit (n)(1)(ix) to Post-Effective Amendment No. 131 to the Registration Statement of the Registrant on Form N-1A (filed April 4, 2017).

(x)	Amendment to Multiple Class Plan dated August 24, 2017 is incorporated by reference to Exhibit (n)(1)(x) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

(xi)	Amendment to Multiple Class Plan dated November 15, 2018 is filed herewith.

(p)(1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended August 24, 2016 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2016).

(2)	Amended Code of Ethics for Sterling Capital Management LLC dated September 2017is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 135 to the Registration Statement of the Registrant on Form N-1A (filed November 28, 2017).

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Advisers

Sterling Capital Management LLC

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2018, Sterling Capital had approximately $58 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Executive Director and Portfolio Manager	Board of Directors of Bridges Investment Counsel, Inc.; Director of Bridges Investment Fund, Inc.; Director of Bridges Trust Company; Board Services of Bridges Holding Company
Alexander W. McAlister, President	Member, Board of Managers of SCM Investors LLC
Richard T. LaCoff, Senior Managing Director and Portfolio Manager	Member, Board of Managers of SCM Investors LLC
Mark M. Montgomery, Senior Managing Director and Portfolio Manager	Member, Board of Managers of SCM Investors LLC
Charles A. Durham, Executive Director and Chief Compliance Officer	Compliance Advisory Officer of Brown Brothers Harriman & Co.; Head of Compliance Services Group of Brown Brothers Harriman & Co.
Casey K. McIntyre, Executive Director and Chief Administrative Officer	Managing Director and Group Head of Portfolio Services Group of Cambridge Associates, LLC

The principal business address of Bridges Investment Counsel, Inc. is 1125 South 103rd Street, Suite 580, Omaha, NE 68124.

The principal business address of SCM Investors LLC is 4350 Congress Street, Suite 1000, Charlotte, NC 28209.

The principal business address of Brown Brothers Harriman & Co. is 140 Broadway, New York, NY 10005.

The principal business address of Cambridge Associates, LLC is 125 High Street, Boston, MA 02110.

Item 32. Principal Underwriter

Item 32(a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, NC 27612

Attention: Secretary

(Registrant)

(2)	Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

Sterling Capital Management LLC

3605 Glenwood Avenue, Suite 100

Raleigh NC 27612

(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, OH 45202

(Custodian)

(4)	Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(5)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(Transfer Agent)

(6)	The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

(Fund Accountant and Sub-Administrator)

(7)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.)

400 Berwyn Park, Suite 110

899 Cassatt Road

Berwyn, PA 19312

(Distributor)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

(a)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 140 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 29th day of November, 2018.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie
*James T. Gillespie President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 140 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie	President	November 29, 2018
* James T. Gillespie

/s/ Todd M. Miller	Treasurer	November 29, 2018
* Todd M. Miller

/s/ James L. Roberts	Trustee	November 29, 2018
*James L. Roberts

/s/ Douglas R. Van Scoy	Trustee	November 29, 2018
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	November 29, 2018
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	November 29, 2018
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	November 29, 2018
*Alexander W. McAlister

/s/ Alan G. Priest	Trustee	November 29, 2018
*Alan G. Priest

By:	/s/ Margaret S. Moore
Margaret S. Moore

*	By Margaret S. Moore, solely in her capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	/s/ Alan G. Priest
Alan G. Priest

POWER OF ATTORNEY

Todd M. Miller, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller and Margaret S. Moore, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 26, 2015	/s/ Todd M. Miller
Todd M. Miller

EXHIBIT INDEX

(e)(2)(ii)	Second Amendment to Distribution Agreement
(g)(1)(xiii)	Amendment to Custody Agreement
(h)(1)(xi)	Amendment to Administration Agreement
(h)(3)(xiii)	Investment Company Reporting Modernization Services Amendment to Sub-Administration Services Agreement
(h)(4)(i)	Amendment No.1 to Transfer Agency and Shareholder Services Agreement
(n)(1)(xi)	Amendment to Multiple Class Plan